UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23282

______________________________________________

PFM Multi-manager series trust

_____________________________________________________________________________

(Exact name of registrant as specified in charter)

213 Market Street, Harrisburg, Pennsylvania 17101-2141

______________________________________________________________________________

(Address of principal executive offices) (zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania, 19103-7018

Registrant's telephone number, including area code: (883) 736-6678

Date of fiscal year end: September 30

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

PFM MULTI-MANAGER SERIES TRUST
ANNUAL REPORT
SEPTEMBER 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Funds by calling 1.833.PFM.MMST (1.883.736.6678) or by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with a Fund, calling 1.833.PFM.MMST (1.883.736.6678) to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

For further information on the PFM Multi-Manager Series Trust (the “Trust”) portfolios, call 1-833-736-6678 or visit us online at www.pfm.com/multiassetfunds

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectus provides more complete information including charges and expenses. Please read the prospectus carefully before investing.
The Trust will file its complete schedule of investments with the SEC for the last month of the Fund’s first or third fiscal quarters on form N-PORT. The Trust’s Form NPORT filings are available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at www.pfm.com/multiassetfunds, or (iii) on the SEC’s website at http://www.sec.gov.
The Trust has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Trust has adopted to determine how to vote proxies relating to portfolio securities are contained in the Trust’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Trust at 1-833-736-6678,(ii) on the Trust’s website at www.pfm.com/multiassetfunds or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-833-736-6678 (toll free), or (2) on the website of the SEC at www.sec.gov.

Message from the Adviser (unaudited)

We are pleased to present the Annual Report for the PFM Multi-Manager Series Trust (the “Trust”) and the Trust’s PFM Multi-Manager Domestic Equity Fund (“Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (“International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (“Fixed Income Fund) (each a “Fund” and, collectively, the “Funds”), for the year ended September 30, 2020.
The fiscal year ending September 30, 2020 was a tale of economic growth and strong market performance interrupted by unprecedented market volatility and the largest economic decline since the Great Depression. The year started off on a positive note, continuing the trend of the latter half of 2019. The positive trend was driven by favorable monetary policy as the Federal Reserve (“Fed”) had cut interest rates three times in 2019 combined with lower trade tensions between the U.S. and China, the two largest economies. As a result of more favorable economic fundamentals, capital markets, both equities and credit, continued their strong performance through February. But toward the end of February, the news concerning the novel coronavirus became more dire. The World Health Organization raised its threat assessment to “very high” the highest level on its scale. As a result of the higher risk assessment from the virus, governments took the dramatic decision to shut down major parts of their economy. Capital markets began to fall.
Policy makers, both monetary and fiscal, implemented significant policy responses. The U.S. Congress passed, and the President signed, a series of fiscal stimulus packages designed to provide support to households, state and local governments, and corporations. The Fed took its playbook from the financial crisis and expanded it. The Fed cut rates down to 0% and implemented a series of programs including directly lending to businesses and state and local governments. The Fed also began buying corporate credit including below investment grade or junk bonds; something that few would have guessed only a few months before. While some warned of moral hazard and rising debt levels, those concerns were cast aside. An additional package is expected after the election to provide more fiscal stimulus. Outside of the U.S., we saw similar robust policy responses. In Japan, the government passed a fiscal package totaling approximately 21% of GDP designed to provide financial support to households and corporations. Similar to the Fed, the Bank of Japan took steps to provide liquidity to insure proper functioning of capital markets. In the European Union, we saw significant policy responses at both the national and zone-wide level including collective bonds to provide financial support to countries most affected by the pandemic.
As a result of significant policy responses, the sharp decline in economic activity experienced in the late first quarter and throughout the second quarter was short lived. Economic activity rebounded strongly in the third quarter and economists expect continued economic recovery through 2021. Whether these projections will prove to be accurate is currently unknown and largely depend on the path of the pandemic. Major economies around the world are experiencing a so-called second wave as the number of new cases began to once again rise. On a more positive note, there are numerous vaccines in second and third phase trials, but the timing and effectiveness are uncertain currently. Economic forecasts call for deeper economic contraction in non-U.S. developed markets in 2020, but stronger rebounds in 2021. Within Emerging Markets (“EM”), forecasts show greater dispersion. While some large EM countries such as India and Brazil are expected to experience significant economic decline in 2020, China is expected to show small, but positive economic growth.
In addition to the global pandemic, investors have grappled with one of the most contentious presidential elections in modern history, with both candidates offering starkly different visions and policies. As of the end of the Funds’ fiscal year, while polls suggest a Democratic sweep, the outcome is uncertain. The economic recovery that began in the third calendar quarter is showing signs of slowing with continued economic growth likely to require additional stimulus. The election outcome will likely determine the size and composition of the next stimulus package. In addition to the trajectory of the economy over the next several years, the election outcome will determine trade relations. A Biden presidency is likely to result in a more multilateral approach to trade relations, including possibly re-engaging the World Trade Organization, while a re-election of President Trump is likely to see a continuation of a more unilateral approach. Healthcare reform, regulations pertaining to the climate, the energy industry, financial services as well as a host of other sectors are all likely to differ depending on how the election plays out. Major economies outside of the U.S. also faced several issues in addition to the pandemic. While the European Union and United Kingdom (“U.K.”) have been negotiating Brexit terms, during 2020, little if any progress was made. The lack of progress occurred despite threats by the U.K. prime minister that the U.K. was prepared for a “hard Brexit.”
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   1

As for expectations post the election, investors will be updating their views on capital markets for the next several years. For the foreseeable future, interest rates will likely be a significant driver of those views. Interest rates are currently at historically low levels and the Fed is signaling that it is unlikely to raise rates prior to 2024. With that backdrop, returns from fixed income instruments are likely to remain muted for the next several years. On the other hand, equity markets have recovered their losses from earlier in the year and in some cases have made new all-time highs. However, the continued low interest rates combined with new stimulus spending may result in reasonably good equity returns for the next couple of years albeit likely lower than what investors experienced since the financial crisis.
Respectfully,
PFM Asset Management LLC
November 2, 2020
2   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Management Discussion of Fund Performance (unaudited)

PFM Multi-Manager Domestic Equity Fund Review
The PFM Multi-Manager Domestic Equity Fund (“Domestic Equity Fund” or the “Fund”) uses a multi-manager approach. PFM allocates assets directly to ETFs and to one or more sub-advisers who act independently and in keeping with their distinct investment styles. Assets are primarily invested in U.S. equities. The Fund utilized the following sub-advisers as of September 30, 2020: Champlain Investment Partners LLC, Jacobs Levy Equity Management, Nuance Investments, LLC, and Vaughan Nelson Investment Management, L.P. As of September 30, 2020, the Fund also was invested in the Vanguard Total Stock Market ETF.
The Domestic Equity Fund returned 13.43% for the year ending September 30, 2020, lagging the Russell 3000 Index benchmark of 15.00% for the same period. The Domestic Equity Fund commenced operations on December 29, 2017 with initial seed investment invested into the State Street Institutional Treasury Money Market Fund until implementation of the investment strategy began in mid-May 2018. Since inception, the Fund has returned 8.76% vs a benchmark return of 10.02%.
For the 12 months ending September 30, 2020, the underperformance was a result of weak stock selection, specifically in consumer staples and financials, weak sector allocation, specifically an underweight to information technology. During the volatile first quarter of 2020, the Fund was able to outperform the benchmark as a result of the downside protection provided by three of the four sub-advisors with active management mandates. For the year, Champlain Investment Partners LLC and Jacobs Levy Equity Management added alpha over their respective benchmarks while Vaughan Nelson Investment Management LLC was slightly behind, and Nuance Investments lagged significantly.
PFM Multi-Manager Domestic Equity Fund Investment Sub-Advisers
	Fund Assets Managed As of 9/30/20
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Champlain Investment Partners, LLC	12.8	92.4	Active U.S. Mid-Cap
Jacobs Levy Equity Management, Inc.	2.0	14.5	Active U.S. Small-Cap
Nuance Investments, LLC	4.8	34.9	Active U.S. All-Cap
Vaughan Nelson Investment Management, L.P.	19.1	137.8	Active U.S. All-Cap

Note: Fund assets % column does not add up to 100% due to assets invested in the Vanguard Total Stock Market ETF and Fund level cash.
PFM Multi-Manager Domestic Equity Fund Profile
Sector Diversification	%
Communication Services	8.9
Consumer Discretionary	10.4
Consumer Staples	6.4
Energy	1.8
Financials	10.4
Health Care	16.4
Industrials	9.9
Information Technology	26.1
Materials	4.2
Real Estate	2.5
Utilities	2.1
Cash Equivalents and Other	0.9

Note: Percentages above are inclusive of underlying exposures within the Vanguard Total Stock Market ETF and may differ from percentages reflected in the Schedule of Investments.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   3

PFM Multi-Manager Domestic Equity Fund Performance Summary
Implementation of the investment strategy began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation. Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain the performance of the Fund as of the most recent completed calendar month, please visit www.pfm.com/multiassetfunds. The returns assume reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.
Cumulative Performance: December 29, 2017(1) through September 30, 2020
Initial Investment of  $10,000
Performance as of 9/30/2020	One Year	Since Inception(1)
PFM Multi-Manager Domestic Equity Fund	13.43%	8.76%
Russell 3000 Index(2)	15.00%	10.02%

(1)
Commencement of operations occurred on December 29, 2017

(2)
The Russell 3000 Index is a float-adjusted, market-capitalization weighted equity index that encompasses the top 3,000 stocks (ranked by total market capitalization) traded in the U.S. market and represents large, mid and small-cap stocks capturing approximately 99% of the investable universe. The index is based on the FTSE Russell Index Policies and FTSE Russell is the index provider. The index is reconstituted annually on the last Friday in June (based on ranking in May) unless the last Friday is on the 29th or 30th when reconstitution will occur on the previous Friday. The index is also reviewed on the third Friday of March, September and December for quarterly share changes, free float updates and IPO additions. As of September 30, 2020, the index consisted of 3,034 constituents.

4   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

PFM Multi-Manager International Equity Fund Review
The PFM Multi-Manager International Equity Fund (“International Equity Fund” or the “Fund”) uses a multi-manager approach. PFM allocates assets directly to ETFs and to one or more sub-advisers who act independently and in keeping with their distinct investment styles. Assets are primarily invested in non-U.S. equities. The Fund utilized the following sub-advisers as of September 30, 2020: Acadian Asset Management LLC, Aristotle Capital Management, LLC, JO Hambro Capital Management Limited, Lazard Asset Management LLC, Schroder Investment Management North America, Inc., and WCM Investment Management LLC. As of September 30, 2020, the Fund was also invested in the iShares Core MSCI Total International Stock ETF.
The International Equity Fund returned 5.09% for the year ending September 30, 2020, outperforming the MSCI All Country World ex-U.S. Index benchmark return of 3.00% for the same period. The International Equity Fund commenced operations on December 29, 2017 with initial seed investment invested into the State Street Institutional Treasury Money Market Fund until implementation of the investment strategy in mid-May 2018. Since inception, the fund has returned -0.02% vs -0.37% for the benchmark.
In November 2019, WCM Investment Management LLC was added to the Fund as a subadvisor to manage active international equity strategy. In December 2019, Acadian Asset Management LLC and Schroder Investment Management North America, Inc. were added to the Fund as subadvisors to manage active international developed equity strategy and active emerging markets equity strategy respectively.
For the 12 months ending September 30, 2020, the outperformance of the Fund over its benchmark was a result of strong manager selection. WCM Investment Management sleeve was the best contributor to the outperformance followed by Schroders Investment Management sleeve and Acadian Asset Management sleeve. The JO Hambro Capital International sleeve was the biggest detractor to the relative performance due to poor stock selection. At the sector level, the Fund was underweight to energy, financials and real estate and overweight to information technology and healthcare relative to the benchmark, which was additive to the performance.
PFM Multi-Manager International Equity Fund Investment Sub-Advisers
	Fund Assets Managed As of 9/30/20
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Acadian Asset Management	9.7	37.7	Active International Developed Markets
Aristotle Capital Management, LLC	10.3	40.0	Active International Developed Markets
JO Hambro Capital Management	4.1	15.9	Active International Small-Cap
Lazard Asset Management LLC	7.7	29.7	Active Total International Markets
Schroder Investment Management N.A.	10.6	41.0	Global Emerging Markets
WCM Investment Management	16.8	65.0	Active Total International Markets

Note: Fund assets % column does not add up to 100% due to assets invested in the iShares Core MSCI Total International Stock ETF and Fund level cash.
PFM Multi-Manager International Equity Fund Profile
Region Diversification	%
Europe & Middle East ex U.K.	38.2
U.K.	5.9
Pacific ex Japan	7.2
North America	6.4
Japan	13.9
EM Europe, Middle East & Africa	3.0
EM Asia	20.2
EM Latin America	3.1
Cash Equivalents and Other	2.1
Sector Diversification	%
Communication Services	8.0
Consumer Discretionary	14.0
Consumer Staples	7.8
Energy	2.7
Financials	13.4
Health Care	11.8
Industrials	14.1
Information Technology	15.3
Materials	7.0
Real Estate	2.1
Utilities	2.0
Cash Equivalents and Other	1.8

Note: Percentages above are inclusive of underlying exposures within the iShares Core MSCI Total International Stock ETF and may differ from percentages reflected in the Schedule of Investments.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   5

PFM Multi-Manager International Equity Fund Performance Summary
Implementation of the investment strategy began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation. Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain the performance of the Fund as of the most recent completed calendar month, please visit www.pfm.com/multiassetfunds. The returns assume reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.
Cumulative Performance: December 29, 2017(1) through September 30, 2020
Initial Investment of  $10,000
Performance as of 9/30/2020	One Year	Since Inception(1)
PFM Multi-Manager International Equity Fund	5.09%	-0.02%
MSCI All Country World ex-U.S. Index(2)	3.00%	-0.37%

(1)
Commencement of operations occurred on December 29, 2017

(2)
The MSCI ACWI ex USA Index captures large and mid-cap representation across 22 of 23 developed market countries (excluding the United States) and 26 emerging markets countries. The index covers approximately the top 85% by market capitalization of the global equity opportunity set outside the United States. The index is based on the MSCI Global Investable Market Indexes Methodology and MSCI Inc. is the index provider. The index is reviewed quarterly (February, May, August and November). During the May and November semi-annual index reviews, the index is rebalanced and the large and mid-capitalization cutoff points are recalculated. As of September 30, 2020, the index consisted of 2,375 constituents

6   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

PFM Multi-Manager Fixed Income Fund Review
The PFM Multi-Manager Fixed-Income Fund (“Fixed-Income Fund” or the “Fund”) uses a multi-manager approach. PFM allocates assets directly to ETFs and mutual funds and to one or more sub-advisers who act independently and invest Fund assets in keeping with their distinct investment styles. Assets are primarily invested in fixed-income securities and in derivatives and other instruments that have similar economic characteristics. The Fund utilized the following sub-advisers as of September 30, 2020: Brown Brothers Harriman & Co., PineBridge Investments LLC, PGIM, Inc., and Teachers Advisors, LLC. At September 30, 2020 the Fund was also invested in the Diamond Hill High Yield mutual fund, iShares Core U.S. Aggregate Bond ETF, iShares iBoxx $ High Yield Corporate Bond ETF and iShares J.P. Morgan USD Emerging Markets Bond ETF.
For the 12 months ended September 30, 2020 the Fund returned 6.21% lagging the Bloomberg Barclays U.S. Aggregate Index benchmark of 6.98% for the same period. The Fund commenced operations on December 29, 2017 with initial seed capital invested into the State Street Institutional Treasury Money Market Fund until implementation of the investment strategy began in mid-May 2018. Since inception the Fund has an annualized return of 6.00% versus 5.62% for the benchmark.
Since the initial investments were made and for the year ended September 30, 2020, the two core fixed income strategy sub-advisers, PGIM, Inc. and Teachers Advisors LLC, performance have been additive. Additionally, the outperformance of the investment grade credit allocation managed by PineBridge Investments LLC versus their benchmark was additive. Detracting from performance over the trailing year were allocations to lower duration high yield and securitized assets as well as cash equivalents.
PFM Multi-Manager Fixed Income Fund Investment Sub-Advisers
	Fund Assets Managed As of 9/30/20
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Brown Brothers Harriman & Co.	7.4	50.3	Active Securitized Assets
PineBridge Investment LLC	7.6	51.8	Active Investment Grade Credit
PGIM, Inc.	38.5	263.6	Active Investment Grade Core
Teachers Advisors, LLC	38.1	260.5	Active Investment Grade Core

Note: Fund assets % column does not add up to 100% due to assets invested in the Diamond Hill High Yield mutual fund, iShares Core U.S. Aggregate Bond ETF, iShares iBoxx $ High Yield Corporate Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF and Fund level cash.
PFM Multi-Manager Fixed Income Fund Profile
Sector Diversification	%
US Government & Related	13.1
Municipal / Local Authority	1.5
Asset Backed Securities	8.8
Collateralized Loan Obligations	3.3
Mortgages	27.6
Investment Grade Corporates	32.6
High Yield Corporates	6.5
Emerging Market Debt	5.3
Cash Equivalents and Other	1.3
Credit Quality Diversification	%
AAA	42.6
AA	5.7
A	17.9
BBB	20.9
BB	5.8
B	2.5
Below B	0.6
Cash & Not Rated	4.0

Note: Percentages above are inclusive of underlying exposures within the Diamond Hill High Yield mutual fund, iShares Core U.S. Aggregate Bond ETF, iShares iBoxx $ High Yield Corporate Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF and may differ from percentages reflected in the Schedule of Investments.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   7

PFM Multi-Manager Fixed Income Fund Performance Summary
Implementation of the investment strategy began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation. Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain the performance of the Fund as of the most recent completed calendar month, please visit www.pfm.com/multiassetfunds. The returns assume reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.
Cumulative Performance: December 29, 2017(1) through September 30, 2020
Initial Investment of  $10,000
Performance as of 9/30/2020	One Year	Since Inception(1)
PFM Multi-Manager Fixed Income Fund	6.21%	6.00%
Bloomberg Barclays U.S. Aggregate Index(2)	6.98%	5.62%

(1)
Commencement of operations occurred on December 29, 2017

(2)
The Bloomberg Barclays U.S. Aggregate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related, corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). To be included issues must have at least one year until final maturity and a minimum par amount outstanding that varies based on sector. For each index, Bloomberg maintains two universes of securities: the Returns (Backward) and the Projected (Forward) Universes. The composition of the Returns Universe is rebalanced at each month-end and represents the fixed set of bonds on which index returns are calculated for the next month. The Projected Universe is a forward-looking projection that changes daily to reflect issues dropping out of and entering the index but is not used for return calculations. On the last business day of the month (the rebalancing date), the composition of the latest Projected Universe becomes the Returns Universe for the following month. As of September 30, 2020, the index consisted of 11,902 constituents.

8   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Domestic Equity Fund

Investments	Shares	Value
COMMON STOCKS – 37.2%
COMMUNICATION SERVICES – 2.7%
Alphabet, Inc., Class A(a)	1,114	$1,632,678
Cogent Communications Holdings, Inc.	38,069	2,286,043
comScore, Inc.(a)	5,131	10,467
Electronic Arts, Inc.(a)	55,200	7,198,632
Facebook, Inc., Class A(a)	30,885	8,088,782
John Wiley & Sons, Inc., Class A	8,485	269,059
Marchex, Inc., Class B(a)	4,207	8,919
Ooma, Inc.(a)	1,537	20,058
Scholastic Corp.	4,000	83,960
Yelp, Inc.(a)	2,675	53,741
Total Communication Services		19,652,339
CONSUMER DISCRETIONARY – 3.7%
Advance Auto Parts, Inc.	13,500	2,072,250
Amazon.com, Inc.(a)	2,480	7,808,850
American Axle & Manufacturing Holdings, Inc.(a)	19,309	111,413
American Public Education, Inc.(a)	2,343	66,049
Asbury Automotive Group, Inc.(a)	364	35,472
Brinker International, Inc.	742	31,698
Cooper-Standard Holdings, Inc.(a)	1,335	17,635
Core-Mark Holding Co., Inc.	4,791	138,604
Dine Brands Global, Inc.	1,424	77,736
Dunkin’ Brands Group, Inc.	16,600	1,359,706
Fossil Group, Inc.(a)	5,592	32,098
Goodyear Tire & Rubber Co. (The)	5,495	42,147
GoPro, Inc., Class A(a)	18,482	83,723
Haverty Furniture Cos., Inc.	3,843	80,472
Hibbett Sports, Inc.(a)	2,687	105,384
Home Depot, Inc. (The)	23,525	6,533,128
Leaf Group Ltd.(a)	2,493	12,515
LKQ Corp.(a)	110,425	3,062,085
MarineMax, Inc.(a)	2,158	55,396
Modine Manufacturing Co.(a)	9,230	57,688
Perdoceo Education Corp.(a)	8,521	104,297
PlayAGS, Inc.(a)	5,501	19,474
Rent-A-Center, Inc.	4,833	144,458
Sonos, Inc.(a)	1,033	15,681
Sturm Ruger & Co., Inc.	1,851	113,207
Superior Industries International, Inc.(a)	4,471	5,589
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Tenneco, Inc., Class A(a)	2,215	$15,372
Tractor Supply Co.	15,150	2,171,601
Tupperware Brands Corp.	3,612	72,818
Ulta Beauty, Inc.(a)	10,250	2,295,795
Unifi, Inc.(a)	4,142	53,183
Universal Electronics, Inc.(a)	1,740	65,668
Vera Bradley, Inc.(a)	5,192	31,723
Vista Outdoor, Inc.(a)	8,332	168,140
ZAGG, Inc.(a)	4,085	11,438
Total Consumer Discretionary		27,072,493
CONSUMER STAPLES – 2.4%
Beiersdorf AG, ADR	3,943	89,979
Brown-Forman Corp., Class B	7,950	598,794
Cal-Maine Foods, Inc.(a)	32,124	1,232,598
Campbell Soup Co.	12,400	599,788
Central Garden & Pet Co., Class A(a)	1,561	56,414
Church & Dwight Co., Inc.	5,600	524,776
Coca-Cola Consolidated, Inc.	651	156,683
Diageo PLC, ADR	10,095	1,389,678
Henkel AG & Co. KGaA, ADR	3,754	87,042
Hershey Co. (The)	15,100	2,164,434
JM Smucker Co. (The)	18,400	2,125,568
Lamb Weston Holdings, Inc.	74,100	4,910,607
Lifevantage Corp.(a)	1,570	18,950
Medifast, Inc.	887	145,867
Molson Coors Brewing Co., Class B	19,100	640,996
Sanderson Farms, Inc.	11,006	1,298,378
TreeHouse Foods, Inc.(a)	20,150	816,679
USANA Health Sciences, Inc.(a)	2,114	155,696
Total Consumer Staples		17,012,927
ENERGY – 0.6%
Arch Resources, Inc.	958	40,696
Bonanza Creek Energy, Inc.(a)	3,466	65,161
Chevron Corp.	44,400	3,196,800
CONSOL Energy, Inc.(a)	1,413	6,260
Dorian LPG Ltd.(a)	6,971	55,838
Exterran Corp.(a)	5,193	21,603
Green Plains, Inc.(a)	2,812	43,530
Kosmos Energy Ltd.	1,015,000	990,234
Matrix Service Co.(a)	2,551	21,301
Nabors Industries Ltd.	483	11,804
Newpark Resources, Inc.(a)	12,471	13,094
Par Pacific Holdings, Inc.(a)	8,742	59,183

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   9

Schedule of Investments
September 30, 2020
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Patterson-UTI Energy, Inc.	10,883	$31,016
Talos Energy, Inc.(a)	3,660	23,607
Total Energy		4,580,127
FINANCIALS – 4.1%
Alleghany Corp.	176	91,599
American Equity Investment Life Holding Co.	5,520	121,385
Aon PLC, Class A	20,640	4,258,032
Arthur J Gallagher & Co.	23,000	2,428,340
Axos Financial, Inc.(a)	6,337	147,715
Blucora, Inc.(a)	4,721	44,472
Brightsphere Investment Group, Inc.	11,230	144,867
CBTX, Inc.	2,146	35,066
Central Valley Community Bancorp	622	7,682
Charles Schwab Corp. (The)	32,337	1,171,569
Chubb Ltd.	9,848	1,143,550
Commerce Bancshares, Inc.	7,700	433,433
Cullen/Frost Bankers, Inc.	15,500	991,225
Eagle Bancorp, Inc.	3,687	98,775
Employers Holdings, Inc.	3,896	117,854
Enova International, Inc.(a)	5,826	95,488
Everest Re Group Ltd.	11,591	2,289,686
EZCORP, Inc., Class A(a)	9,310	46,829
Flagstar Bancorp, Inc.	564	16,711
Green Dot Corp., Class A(a)	3,755	190,040
Hanmi Financial Corp.	7,938	65,171
HBT Financial, Inc.	958	10,749
HCI Group, Inc.	1,649	81,279
Home Bancorp, Inc.	298	7,197
HomeStreet, Inc.	4,543	117,028
James River Group Holdings Ltd.	4,493	200,073
LendingClub Corp.(a)	628	2,958
MetLife, Inc.	15,704	583,718
Morgan Stanley	67,225	3,250,329
Morningstar, Inc.	3,000	481,830
MVB Financial Corp.	565	9,023
National Bank Holdings Corp., Class A	3,886	102,007
Northern Trust Corp.	31,813	2,480,460
Northrim BanCorp, Inc.	136	3,467
Preferred Bank	2,396	76,959
ProAssurance Corp.	5,903	92,323
Prosperity Bancshares, Inc.	18,000	932,940
Raymond James Financial, Inc.	1,218	88,622
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Reinsurance Group of America, Inc.	924	$87,956
Southern First Bancshares, Inc.(a)	753	18,185
Stewart Information Services Corp.	3,189	139,455
SVB Financial Group(a)	4,050	974,511
TD Ameritrade Holding Corp.	4,599	180,051
Towne Bank	5,282	86,625
Tradeweb Markets, Inc., Class A	30,400	1,763,200
Travelers Cos., Inc. (The)	15,149	1,638,970
Triumph Bancorp, Inc.(a)	2,892	90,057
UMB Financial Corp.	1,790	87,728
United Community Banks, Inc.	4,897	82,906
United Insurance Holdings Corp.	2,641	16,004
Universal Insurance Holdings, Inc.	4,919	68,079
Valley National Bancorp	37,819	259,060
Virtu Financial, Inc., Class A	58,000	1,334,580
Waddell & Reed Financial, Inc., Class A	9,529	141,506
Total Financials		29,429,324
HEALTH CARE – 7.1%
Acorda Therapeutics, Inc.(a)	18,159	9,352
Adamas Pharmaceuticals, Inc.(a)	2,907	11,977
Aldeyra Therapeutics, Inc.(a)	1,524	11,293
Align Technology, Inc.(a)	4,850	1,587,696
Allscripts Healthcare Solutions, Inc.(a)	17,727	144,298
AMAG Pharmaceuticals, Inc.(a)	6,510	61,194
Amphastar Pharmaceuticals, Inc.(a)	5,579	104,606
AngioDynamics, Inc.(a)	6,503	78,426
Assertio Holdings, Inc.(a)	15,207	10,123
Baxter International, Inc.	2,142	172,260
Becton Dickinson and Co.	1,161	270,141
Bio-Rad Laboratories, Inc., Class A(a)	1,970	1,015,456
Bio-Techne Corp.	8,750	2,167,637
Bluebird Bio, Inc.(a)	153	8,254
Cantel Medical Corp.	18,650	819,481
Cara Therapeutics, Inc.(a)	507	6,452
Cardiovascular Systems, Inc.(a)	3,151	123,992
Castlight Health, Inc., Class B(a)	10,312	11,653

See Notes to Financial Statements.
10   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Catalent, Inc.(a)	23,550	$2,017,293
Computer Programs & Systems, Inc.	1,024	28,273
Cooper Cos., Inc. (The)	5,100	1,719,312
Corcept Therapeutics, Inc.(a)	8,324	144,879
Cross Country Healthcare, Inc.(a)	5,104	33,125
CytomX Therapeutics, Inc.(a)	3,806	25,310
DENTSPLY SIRONA, Inc.	81,714	3,573,353
Eagle Pharmaceuticals, Inc.(a)	1,934	82,156
Edwards Lifesciences Corp.(a)	26,500	2,115,230
Enanta Pharmaceuticals, Inc.(a)	2,179	99,755
Endo International PLC(a)	12,826	42,326
Envista Holdings Corp.(a)	27,346	674,899
Globus Medical, Inc., Class A(a)	15,758	780,336
Hanger, Inc.(a)	100	1,582
HCA Healthcare, Inc.	22,800	2,842,704
HealthStream, Inc.(a)	2,428	48,730
Homology Medicines, Inc.(a)	584	6,249
ICU Medical, Inc.(a)	6,712	1,226,685
Integra LifeSciences Holdings Corp.(a)	32,250	1,522,845
Intercept Pharmaceuticals, Inc.(a)	350	14,511
Johnson & Johnson	5,416	806,334
Lannett Co., Inc.(a)	3,599	21,990
Magellan Health, Inc.(a)	2,192	166,110
Masimo Corp.(a)	20,465	4,830,968
Medtronic PLC	1,663	172,819
Merit Medical Systems, Inc.(a)	38,068	1,655,958
Minerva Neurosciences, Inc.(a)	2,334	7,422
Myriad Genetics, Inc.(a)	10,371	135,238
Natus Medical, Inc.(a)	4,064	69,616
Neuronetics, Inc.(a)	3,850	18,711
NextGen Healthcare, Inc.(a)	8,458	107,755
Orthofix Medical, Inc.(a)	2,617	81,493
Owens & Minor, Inc.	3,755	94,288
Pieris Pharmaceuticals, Inc.(a)	1,611	3,335
Radius Health, Inc.(a)	2,227	25,254
Recro Pharma, Inc.(a)	5,267	11,061
Retrophin, Inc.(a)	3,169	58,500
Smith & Nephew PLC, ADR	33,788	1,321,111
Spectrum Pharmaceuticals, Inc.(a)	11,320	46,186
Supernus Pharmaceuticals, Inc.(a)	7,694	160,343
Surmodics, Inc.(a)	1,801	70,077
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Sutro Biopharma, Inc.(a)	761	$7,648
Thermo Fisher Scientific, Inc.	10,315	4,554,279
United Therapeutics Corp.(a)	1,065	107,565
UnitedHealth Group, Inc.	20,970	6,537,817
Universal Health Services, Inc., Class B	3,762	402,609
Vanda Pharmaceuticals, Inc.(a)	9,722	93,914
Varex Imaging Corp.(a)	3,420	43,502
Varian Medical Systems, Inc.(a)	4,634	797,048
Veeva Systems, Inc., Class A(a)	8,100	2,277,639
Waters Corp.(a)	7,800	1,526,304
West Pharmaceutical Services, Inc.	4,800	1,319,520
Wright Medical Group N.V.(a)	8,764	267,653
Total Health Care		51,413,911
INDUSTRIALS – 4.2%
3M Co.	9,955	1,594,592
Aerojet Rocketdyne Holdings, Inc.(a)	768	30,636
Allegiant Travel Co.	1,097	131,421
AMETEK, Inc.	27,600	2,743,440
AO Smith Corp.	1,674	88,387
Apogee Enterprises, Inc.	4,380	93,601
ArcBest Corp.	3,508	108,958
Arcosa, Inc.	4,073	179,579
Astec Industries, Inc.	3,549	192,533
Astronics Corp.(a)	5,130	39,604
Barrett Business Services, Inc.	384	20,137
Clarivate Analytics PLC(a)	73,900	2,290,161
DXP Enterprises, Inc.(a)	2,553	41,180
Echo Global Logistics, Inc.(a)	4,074	104,987
Fortive Corp.	37,900	2,888,359
Graco, Inc.	1,469	90,123
Heidrick & Struggles International, Inc.	2,455	48,241
IDEX Corp.	9,050	1,650,810
Insperity, Inc.	257	16,831
Interface, Inc.	10,658	65,227
Knight-Swift Transportation Holdings, Inc.	66,400	2,702,480
Lindsay Corp.	5,495	531,257
Lydall, Inc.(a)	3,038	50,249
Manitowoc Co., Inc. (The)(a)	1,240	10,428
Meritor, Inc.(a)	650	13,611
Moog, Inc., Class A	959	60,925
Mueller Water Products, Inc., Class A	56,808	590,235
MYR Group, Inc.(a)	2,847	105,851

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   11

Schedule of Investments
September 30, 2020
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Nordson Corp.	3,000	$575,460
NOW, Inc.(a)	19,528	88,657
Powell Industries, Inc.	1,681	40,563
Quanex Building Products Corp.	4,254	78,444
Raytheon Technologies Corp.	2,856	164,334
Resideo Technologies, Inc.(a)	4,394	48,334
Rockwell Automation, Inc.	6,930	1,529,312
Roper Technologies, Inc.	5,000	1,975,550
Schneider Electric SE, ADR	3,589	89,402
SkyWest, Inc.	3,905	116,603
Team, Inc.(a)	6,480	35,640
Tennant Co.	1,477	89,152
Titan International, Inc.	11,312	32,692
Toro Co. (The)	16,800	1,410,360
Triumph Group, Inc.	4,348	28,305
TrueBlue, Inc.(a)	5,528	85,629
Union Pacific Corp.	36,400	7,166,068
Veritiv Corp.(a)	2,584	32,713
Total Industrials		30,071,061
INFORMATION TECHNOLOGY – 9.1%
A10 Networks, Inc.(a)	5,289	33,691
Accenture PLC, Class A	12,500	2,824,875
ADTRAN, Inc.	7,164	73,467
Agilysys, Inc.(a)	4,067	98,259
Amphenol Corp., Class A	15,547	1,683,274
Amtech Systems, Inc.(a)	2,152	10,523
Applied Materials, Inc.	4,813	286,133
Arlo Technologies, Inc.(a)	7,308	38,440
AstroNova, Inc.	1,223	9,808
Avaya Holdings Corp.(a)	548	8,330
Aviat Networks, Inc.(a)	875	19,215
Avid Technology, Inc.(a)	4,101	35,105
Axcelis Technologies, Inc.(a)	6,341	139,502
Bel Fuse, Inc., Class B	776	8,288
Benchmark Electronics, Inc.	2,794	56,299
Benefitfocus, Inc.(a)	1,334	14,941
Broadridge Financial Solutions, Inc.	25,600	3,379,200
CalAmp Corp.(a)	5,317	38,229
Casa Systems, Inc.(a)	2,385	9,611
CommScope Holding Co., Inc.(a)	1,914	17,226
Comtech Telecommunications Corp.	5,161	72,254
CSG Systems International, Inc.	4,125	168,919
Daktronics, Inc.	6,639	26,290
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Diebold Nixdorf, Inc.(a)	2,317	$17,702
DSP Group, Inc.(a)	3,788	49,926
Endurance International Group Holdings, Inc.(a)	10,531	60,448
Entegris, Inc.	29,450	2,189,313
Extreme Networks, Inc.(a)	24,484	98,426
Harmonic, Inc.(a)	12,071	67,356
Infinera Corp.(a)	5,456	33,609
Kulicke & Soffa Industries, Inc.	6,461	144,726
Mastercard, Inc., Class A	18,640	6,303,489
Medallia, Inc.(a)	61,600	1,689,072
Microsoft Corp.	40,000	8,413,200
MicroStrategy, Inc., Class A(a)	1,095	164,863
MobileIron, Inc.(a)	4,775	33,473
Motorola Solutions, Inc.	26,400	4,139,784
MTS Systems Corp.	3,013	57,578
NeoPhotonics Corp.(a)	3,185	19,397
NETGEAR, Inc.(a)	4,121	127,009
New Relic, Inc.(a)	15,650	882,034
Nutanix, Inc., Class A(a)	20,050	444,709
Okta, Inc.(a)	7,700	1,646,645
ON Semiconductor Corp.(a)	267,549	5,803,138
Palo Alto Networks, Inc.(a)	8,000	1,958,000
PC Connection, Inc.	1,917	78,712
Pixelworks, Inc.(a)	6,718	13,772
Plantronics, Inc.	8,289	98,142
Progress Software Corp.	3,745	137,367
Proofpoint, Inc.(a)	9,700	1,023,835
Pure Storage, Inc., Class A(a)	90,900	1,398,951
Q2 Holdings, Inc.(a)	6,150	561,249
Quantum Corp.(a)	2,329	10,713
Ribbon Communications, Inc.(a)	3,341	12,930
ScanSource, Inc.(a)	3,810	75,552
SeaChange International, Inc.(a)	10,886	9,475
ServiceNow, Inc.(a)	3,000	1,455,000
SMART Global Holdings, Inc.(a)	2,189	59,847
Smartsheet, Inc., Class A(a)	36,400	1,798,888
Splunk, Inc.(a)	11,250	2,116,462
Super Micro Computer, Inc.(a)	1,014	26,770
Synaptics, Inc.(a)	1,210	97,308
Synchronoss Technologies, Inc.(a)	5,832	17,554
Synopsys, Inc.(a)	4,750	1,016,405
Telenav, Inc.(a)	1,459	5,252
Teradata Corp.(a)	761	17,275

See Notes to Financial Statements.
12   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Texas Instruments, Inc.	48,000	$6,853,920
Veeco Instruments, Inc.(a)	5,146	60,054
Workday, Inc., Class A(a)	14,100	3,033,333
Zendesk, Inc.(a)	7,875	810,495
Zscaler, Inc.(a)	13,500	1,899,315
Total Information Technology		66,084,352
MATERIALS – 2.5%
AdvanSix, Inc.(a)	5,329	68,637
AptarGroup, Inc.	16,758	1,897,006
Boise Cascade Co.	4,764	190,179
Clearwater Paper Corp.(a)	2,993	113,554
Hawkins, Inc.	1,119	51,586
Innospec, Inc.	2,652	167,925
Kraton Corp.(a)	4,926	87,781
Martin Marietta Materials, Inc.	794	186,876
Myers Industries, Inc.	4,457	58,966
Nutrien Ltd.	76,425	2,998,153
Ryerson Holding Corp.(a)	1,138	6,521
Sherwin-Williams Co. (The)	10,165	7,082,362
Stepan Co.	1,896	206,664
TimkenSteel Corp.(a)	7,761	27,551
Trinseo S.A.	4,358	111,739
Wheaton Precious Metals Corp.	93,225	4,574,551
Total Materials		17,830,051
REAL ESTATE – 0.4%
Armada Hoffler Properties, Inc.	8,132	75,302
AvalonBay Communities, Inc.	1,757	262,390
Boston Properties, Inc.	3,118	250,376
CBRE Group, Inc., Class A(a)	3,667	172,239
Equity Commonwealth	56,713	1,510,267
Four Corners Property Trust, Inc.	8,063	206,332
Front Yard Residential Corp.	1,459	12,752
Healthcare Realty Trust, Inc.	6,219	187,316
Investors Real Estate Trust	1,163	75,793
Retail Opportunity Investments Corp.	15,553	161,985
Summit Hotel Properties, Inc.	7,875	40,793
Xenia Hotels & Resorts, Inc.	1,953	17,147
Total Real Estate		2,972,692

Investments	Shares	Value
COMMON STOCKS – (continued)
UTILITIES – 0.4%
Avista Corp.	3,975	$135,627
California Water Service Group	8,571	372,410
Essential Utilities, Inc.	18,050	726,512
Middlesex Water Co.	2,878	178,868
SJW Group	20,870	1,270,148
Total Utilities		2,683,565
TOTAL COMMON STOCKS (Cost: $239,996,329)		268,802,842
EXCHANGE-TRADED FUND – 60.6%
Vanguard Total Stock Market ETF (Cost: $405,988,524)	2,569,491	437,610,012
SHORT-TERM INVESTMENTS – 2.2%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.14%(b) (Cost: $15,831,252)	15,831,252	15,831,252
TOTAL INVESTMENTS – 100.0% (Cost: $661,816,105)		722,244,106
OTHER ASSETS AND LIABILITIES, NET – 0.0%(c)		255,352
NET ASSETS – 100.0%		$722,499,458

(a)
Non-income producing security.

(b)
The rate shown is the annualized seven-day yield of September 30, 2020.

(c)
Amount is less than 0.05%.

ADR
American Depositary Receipt

ETF
Exchange Traded Fund

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   13

Schedule of Investments
September 30, 2020
PFM Multi-Manager Domestic Equity Fund (concluded)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. (see Note 2 to the Financial Statements)
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$268,802,842	$—	$—	$268,802,842
Exchange-Traded Fund	437,610,012	—	—	437,610,012
Money Market Fund	15,831,252	—	—	15,831,252
Total	$722,244,106	$—	$—	$722,244,106

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
14   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager International Equity Fund

Investments	Shares	Value
COMMON STOCKS – 57.6%
ARGENTINA – 0.9%
MercadoLibre, Inc.(a)	3,107	$3,363,265
AUSTRALIA – 1.4%
Adairs Ltd.	17,842	41,533
Atlassian Corp. PLC, Class A(a)	1,606	291,955
Australian Pharmaceutical Industries Ltd.	20,477	15,400
BHP Group PLC	14,566	310,836
BlueScope Steel Ltd.	34,305	312,051
CSL Ltd.	14,335	2,946,755
Fortescue Metals Group Ltd.	55,572	648,796
GWA Group Ltd.	139,775	278,316
Lycopodium Ltd.	2,746	8,202
Newcrest Mining Ltd.	10,488	234,676
Regis Healthcare Ltd.	8,804	6,558
Servcorp Ltd.	3,197	5,564
Sigma Healthcare Ltd.(a)	151,826	64,160
South32 Ltd.	241,304	352,581
Total Australia		5,517,383
AUSTRIA – 0.2%
Erste Group Bank AG(a)	25,500	534,417
Kapsch TrafficCom AG(a)	455	6,588
Raiffeisen Bank International AG(a)	6,086	93,262
Total Austria		634,267
BELGIUM – 0.2%
Ageas SA	12,064	493,075
Barco N.V.	7,247	152,092
bpost S.A.(a)	11,623	102,410
D’ieteren S.A.	2,523	157,074
Deceuninck N.V.(a)	5,252	9,175
Econocom Group S.A.(a)	9,336	28,186
Total Belgium		942,012
BRAZIL – 0.8%
B3 S.A. — Brasil Bolsa Balcao	24,161	236,667
Cia de Saneamento Basico do Estado de Sao Paulo	21,800	181,670
Duratex S.A.	35,410	113,054
Equatorial Energia S.A.	61,097	230,423
Itau Unibanco Holding S.A., ADR	145,935	580,821
Klabin S.A., (Unit)	30,205	128,008
Lojas Renner S.A.	74,381	525,153
Pagseguro Digital Ltd., Class A(a)	3,386	127,686
Petroleo Brasileiro S.A., ADR	2,241	15,956
Raia Drogasil S.A.	70,740	295,007
Investments	Shares	Value
COMMON STOCKS – (continued)
BRAZIL – (continued)
Vale S.A., ADR	24,718	$261,516
WEG S.A.	22,262	260,442
Total Brazil		2,956,403
BRITAIN – 4.5%
3i Group PLC	3,779	48,597
Anglo American PLC	809	19,581
Aptitude Software Group PLC	3,430	20,005
Ashtead Group PLC	35,600	1,286,220
Barratt Developments PLC	33,058	202,959
Bloomsbury Publishing PLC	76,171	195,591
Brickability Group PLC	15,725	9,131
Bunzl PLC	2,430	78,608
Close Brothers Group PLC	47,500	625,787
Coca-Cola European Partners PLC	27,683	1,074,377
Codemasters Group Holdings PLC(a)	19,027	89,613
Compass Group PLC	54,000	814,546
Dixons Carphone PLC	189,657	228,327
Ferguson PLC	8,760	883,026
First Derivatives PLC	7,368	315,167
Gamma Communications PLC	12,420	264,431
Gateley Holdings PLC(a)	5,363	8,546
Gear4Music Holdings PLC(a)	3,472	27,329
Genus PLC	5,008	249,048
Informa PLC(a)	47,253	229,563
International Personal Finance PLC(a)	15,822	9,473
JET2 PLC	21,399	185,416
Judges Scientific PLC	276	17,308
Keystone Law Group PLC	2,569	16,160
Legal & General Group PLC	79,295	192,716
M&G PLC	133,580	274,922
Nexus Infrastructure PLC	5,820	10,213
Paragon Banking Group PLC	59,716	256,591
Porvair PLC	36,187	238,139
Prudential PLC	22,861	327,140
Reach PLC	137,702	136,994
Reckitt Benckiser Group PLC	11,100	1,082,809
RELX PLC	25,737	573,200
Rentokil Initial PLC(a)	187,400	1,295,142
Rio Tinto Ltd.	8,806	594,904
Rio Tinto PLC	306	18,382
Rio Tinto PLC, ADR	7,344	443,504
RSA Insurance Group PLC	45,578	265,652
Smith & Nephew PLC	92,493	1,809,917

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   15

Schedule of Investments
September 30, 2020
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
BRITAIN – (continued)
Spirent Communications PLC	77,078	$284,449
St James’s Place PLC	8,151	97,919
SThree PLC	37,329	115,602
Telit Communications PLC(a)	12,541	22,008
Tesco PLC	178,981	490,765
Unilever N.V.	20,300	1,225,738
Unilever PLC	8,168	503,370
Vodafone Group PLC	120,232	159,299
Total Britain		17,318,184
CANADA – 2.8%
5N Plus, Inc.(a)	6,300	8,469
Brookfield Asset Management, Inc., Class A	41,000	1,356,660
Cameco Corp.	41,700	421,212
Canadian National Railway Co.	3,218	342,717
Canadian Pacific Railway Ltd.	5,740	1,747,428
Constellation Software, Inc.	300	333,363
DREAM Unlimited Corp., Class A	17,350	253,432
Heroux-Devtek, Inc.(a)	20,878	144,878
Laurentian Bank of Canada	5,236	107,547
Linamar Corp.	8,397	249,788
Lululemon Athletica, Inc.(a)	6,095	2,007,510
Magna International, Inc.	20,500	938,053
Points International Ltd.(a)	5,300	50,908
Shopify, Inc., Class A(a)	2,105	2,153,352
Sun Life Financial, Inc.	800	32,600
Suncor Energy, Inc.	23,246	283,865
TMX Group Ltd.	2,998	308,322
Total Canada		10,740,104
CHILE – 0.0%(c)
Banco Santander Chile, ADR	13,722	190,187
CHINA – 5.1%
51job, Inc., ADR(a)	1,309	102,089
Alibaba Group Holding Ltd.(a)	2,400	85,347
Alibaba Group Holding Ltd., ADR(a)	10,988	3,230,252
Anhui Conch Cement Co., Ltd., Class H	17,000	116,915
Autohome, Inc., ADR	5,132	492,672
Centre Testing International Group Co. Ltd., Class A	53,500	191,907
China Pacific Insurance Group Co., Ltd., Class H	58,200	164,461
CNOOC Ltd.	468,000	449,881
Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
ENN Energy Holdings Ltd.	61,000	$664,305
Greatview Aseptic Packaging Co., Ltd.	93,000	35,760
Huayu Automotive Systems Co., Ltd., Class A	78,900	288,464
JD.com, Inc., ADR(a)	17,814	1,382,544
Li Ning Co., Ltd.	70,000	325,159
Midea Group Co., Ltd., Class A	70,800	754,718
Modern Land China Co., Ltd.	216,000	31,773
New Oriental Education & Technology Group, Inc., ADR(a)	2,402	359,099
Oppein Home Group, Inc., Class A	14,700	232,611
Ping An Insurance Group Co. of China Ltd., Class H	164,000	1,682,312
Shenzhou International Group Holdings Ltd.	36,500	614,609
SITC International Holdings Co. Ltd.	208,000	287,172
Tencent Holdings Ltd.	102,100	6,738,556
Tencent Music Entertainment Group, ADR(a)	29,079	429,497
Weichai Power Co. Ltd.	70,095	155,410
Wuxi Biologics Cayman, Inc.(a)(b)	18,000	438,036
Yum China Holdings, Inc.	4,105	217,360
Zhejiang Supor Co., Ltd., Class A	18,100	209,952
Total China		19,680,861
COLOMBIA – 0.0%(c)
Bancolombia S.A., ADR	2,538	64,846
DENMARK – 0.0%(c)
Norden A/S	2,826	45,929
EGYPT – 0.0%(c)
Commercial International Bank Egypt SAE, GDR	39,540	170,022
FINLAND – 0.7%
Alma Media Oyj	1,354	11,811
Digia Oyj	3,508	24,513
Fiskars Oyj Abp	3,395	46,173
Harvia Oyj	2,767	57,746
Kamux Corp.	2,265	26,715
Kone Oyj, Class B	8,519	749,707
Nokia Oyj(a)	116,429	457,299
Nokia Oyj, ADR(a)	2,660	10,401

See Notes to Financial Statements.
16   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINLAND – (continued)
Nordea Bank Abp(a)	34,564	$263,634
Orion Oyj, Class B	12,527	567,957
Sampo Oyj, Class A	5,584	221,222
Scanfil Oyj	4,281	27,204
Titanium Oyj	496	5,990
Vaisala Oyj, Class A	6,807	294,893
Total Finland		2,765,265
FRANCE – 4.4%
ABC arbitrage	5,749	49,677
Air Liquide S.A.	3,020	479,778
Alstom S.A.(a)	5,613	279,822
Amundi S.A.(a)(b)	14,400	1,016,373
Axway Software S.A.(a)	398	8,866
BioMerieux	622	97,575
BNP Paribas S.A.(a)	10,746	390,258
CBo Territoria	4,714	18,792
CNP Assurances(a)	18,146	227,220
Coface S.A.(a)	29,784	208,474
Dassault Systemes SE	7,750	1,451,566
Engie S.A.(a)	50,351	674,168
EssilorLuxottica S.A.(a)	9,397	1,279,684
Eutelsat Communications S.A.	21,112	205,943
Infotel S.A.	299	12,936
IPSOS	9,456	236,701
Jacquet Metal Service S.A.	684	6,656
Lectra	9,884	234,088
LVMH Moet Hennessy Louis Vuitton SE	7,690	3,601,046
Neurones	427	12,015
Nexans S.A.(a)	5,298	307,600
Pernod Ricard S.A.	8,315	1,327,315
Publicis Groupe S.A.	3,494	112,983
Rexel S.A.(a)	23,330	293,774
Robertet S.A.	241	274,649
Safran S.A.(a)	12,523	1,239,798
Sanofi	10,326	1,033,066
Somfy S.A.	380	53,553
Synergie S.A.(a)	364	10,306
TOTAL S.A.	21,500	736,064
Ubisoft Entertainment S.A.(a)	2,954	266,891
Vilmorin & Cie S.A.	882	51,602
Vinci S.A.	2,945	246,949
Vivendi S.A.	29,419	820,917
Total France		17,267,105
GERMANY – 3.7%
ADVA Optical Networking SE(a)	3,827	27,191
Investments	Shares	Value
COMMON STOCKS – (continued)
GERMANY – (continued)
BASF SE	8,700	$530,212
Bayer AG	7,651	478,213
Bayerische Motoren Werke AG	6,076	441,605
Carlsberg A/S, Class B	5,219	703,549
Coloplast A/S, Class B	71	11,220
Continental AG	2,157	233,880
Daimler AG	669	36,108
Deutsche EuroShop AG(a)	2,876	35,743
DSV PANALPINA A/S	19,525	3,190,158
Fresenius Medical Care AG & Co. KGaA	3,517	296,975
Fresenius SE & Co. KGaA	3,079	140,175
Genmab A/S(a)	241	87,293
Gerresheimer AG	2,392	267,690
Hawesko Holding AG	303	13,997
HelloFresh SE(a)	6,069	338,560
Hornbach Holding AG & Co. KGaA	853	99,610
Infineon Technologies AG	8,532	241,231
KWS Saat SE & Co. KGaA	3,336	281,613
Merck KGaA	1,700	248,249
Novo Nordisk A/S, Class B	16,444	1,137,761
ProSiebenSat.1 Media SE(a)	12,932	169,892
Roche Holding AG	4,194	1,435,035
SAP SE	5,637	877,424
Siemens AG	5,215	659,613
Surteco Group SE(a)	1,111	27,745
Symrise AG	11,700	1,618,684
Vestas Wind Systems A/S	2,130	345,501
Vonovia SE	4,194	288,053
zooplus AG(a)	123	22,872
Total Germany		14,285,852
GREECE – 0.0%(c)
Hellenic Telecommunications Organization S.A.	7,504	108,304
HONG KONG – 1.8%
AIA Group Ltd.	414,500	4,059,400
Bosideng International Holdings Ltd.	282,000	87,328
Chen Hsong Holdings	44,000	9,708
China Mengniu Dairy Co., Ltd.(a)	160,000	749,415
China Mobile Ltd.	56,500	360,504
China Resources Beer Holdings Co., Ltd.	54,000	330,269
ESR Cayman Ltd.(a)(b)	169,200	525,062
Hang Lung Properties Ltd.	60,000	151,586

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   17

Schedule of Investments
September 30, 2020
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HONG KONG – (continued)
Mandarin Oriental International Ltd.(a)	120,707	$217,273
Pico Far East Holdings Ltd.	1,032,000	122,508
SmarTone Telecommunications Holdings Ltd.	224,000	118,791
Vinda International Holdings Ltd.	62,000	203,199
Total Hong Kong		6,935,043
HUNGARY – 0.1%
MOL Hungarian Oil & Gas PLC(a)	7,546	41,160
OTP Bank Nyrt(a)	7,280	219,330
Richter Gedeon Nyrt	9,655	203,992
Total Hungary		464,482
INDIA – 1.0%
HDFC Bank Ltd., ADR(a)	38,361	1,916,515
ICICI Bank Ltd., ADR(a)	69,840	686,527
Infosys Ltd., ADR	41,317	570,588
Reliance Industries Ltd., GDR(b)	9,767	593,834
Reliance Industries Ltd., GDR(b)	301	18,301
Total India		3,785,765
INDONESIA – 0.1%
Bank Mandiri Persero Tbk PT	722,600	240,866
Telekomunikasi Indonesia Persero Tbk PT, ADR	14,748	256,173
Total Indonesia		497,039
IRELAND – 2.9%
Accenture PLC, Class A	19,095	4,315,279
Experian PLC	109,030	4,108,054
Grafton Group PLC, (Unit)(a)	26,299	229,230
ICON PLC(a)	8,243	1,575,155
Irish Continental Group PLC, (Unit)	56,105	204,577
Medtronic PLC	5,791	601,801
Ryanair Holdings PLC, ADR(a)	2,865	234,242
Total Ireland		11,268,338
ISRAEL – 0.4%
Check Point Software Technologies Ltd.(a)	6,169	742,377
Electra Consumer Products 1970 Ltd.	1,007	27,632
Mizrahi Tefahot Bank Ltd.	17,397	308,461
Neto ME Holdings Ltd.	160	6,721
Nice Ltd., ADR(a)	1,737	394,351
Investments	Shares	Value
COMMON STOCKS – (continued)
ISRAEL – (continued)
NR Spuntech Industries Ltd.	4,768	$16,145
Total Israel		1,495,687
ITALY – 0.5%
El.En. SpA(a)	5,356	136,268
Enel SpA	64,514	561,093
Ferrari N.V.	7,240	1,329,729
Newlat Food SpA(a)	1,450	8,705
Sanlorenzo SpA(a)	1,199	23,842
SIT SpA	1,600	8,423
Total Italy		2,068,060
JAPAN – 6.7%
Ariake Japan Co., Ltd.	3,500	236,619
Brother Industries Ltd.	22,500	355,426
Capcom Co. Ltd.	2,000	111,127
Daiseki Co., Ltd.	9,400	233,607
Daiwa House Industry Co., Ltd.	17,500	447,601
EPS Holdings, Inc.	4,100	40,431
FANUC Corp.	6,200	1,182,800
Fujitsu Ltd.	5,700	775,025
Furuno Electric Co., Ltd.	21,400	202,302
Glory Ltd.	500	11,132
Hino Motors Ltd.	17,400	112,024
Hitachi Ltd.	15,000	503,911
I-O Data Device, Inc.	3,000	30,607
Infocom Corp.	2,800	107,258
Iwatani Corp.	7,800	291,765
JUTEC Holdings Corp.	1,000	9,861
Kao Corp.	2,800	209,393
KDDI Corp.	64,500	1,624,349
Keyence Corp.	4,800	2,229,214
Kintetsu World Express, Inc.	13,500	285,194
Kubota Corp.	51,700	920,369
Kurita Water Industries Ltd.	9,100	298,545
Kuriyama Holdings Corp.	2,700	13,287
Macnica Fuji Electronics Holdings, Inc.	6,600	119,841
Makita Corp.	10,900	518,826
Makiya Co. Ltd.	1,100	13,642
Mani, Inc.	8,800	239,223
Marui Group Co., Ltd.	48,000	915,261
MIMAKI ENGINEERING Co., Ltd.(a)	2,700	13,543
Mitsubishi Electric Corp.	16,500	222,394
MS&AD Insurance Group Holdings, Inc.	21,500	575,698

See Notes to Financial Statements.
18   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Nexon Co., Ltd.	28,300	$703,576
Nichiha Corp.	900	26,966
Nidec Corp.	18,900	1,757,119
Nintendo Co., Ltd.	2,999	1,696,490
Nippon Telegraph & Telephone Corp.	33,500	682,928
Nitori Holdings Co. Ltd.	3,000	621,533
NTT DOCOMO, Inc.	26,100	961,442
Oki Electric Industry Co., Ltd.	17,400	186,432
ORIX Corp.	49,900	617,451
Otsuka Holdings Co., Ltd.	22,900	965,810
Rion Co., Ltd.	11,900	271,139
Rohto Pharmaceutical Co. Ltd.	6,200	203,110
Sakata Seed Corp.	8,200	293,121
Sekisui House Ltd.	15,100	265,948
SHO-BOND Holdings Co., Ltd.	5,800	287,072
Softbank Corp.	9,300	103,833
Sony Corp.	21,000	1,599,317
Square Enix Holdings Co. Ltd.	1,500	98,990
Sumitomo Mitsui Financial Group, Inc.	10,200	282,165
T&D Holdings, Inc.	30,600	299,428
Tayca Corp.	3,100	42,356
Tomen Devices Corp.	700	27,014
Transcosmos, Inc.	9,200	249,137
Yamada Denki Co., Ltd.	55,500	275,750
Yamaha Corp.	7,900	376,030
Z Holdings Corp.	41,535	275,285
Total Japan		26,019,717
LUXEMBOURG – 0.1%
ArcelorMittal S.A.(a)	14,672	195,830
Ternium S.A., ADR(a)	8,514	160,318
Total Luxembourg		356,148
MEXICO – 0.3%
Arca Continental S.A.B. de C.V.	78,200	337,076
Fomento Economico Mexicano S.A.B. de C.V., ADR	1,896	106,536
Genomma Lab Internacional S.A.B. de C.V., Class B(a)	276,100	268,464
Grupo Financiero Banorte S.A.B. de C.V., Class O(a)	83,100	287,091
Total Mexico		999,167
NETHERLANDS – 3.0%
Adyen N.V.(a)(b)	785	1,447,287
Investments	Shares	Value
COMMON STOCKS – (continued)
NETHERLANDS – (continued)
Akzo Nobel N.V.	13,100	$1,327,333
ASML Holding N.V.	246	90,767
ASML Holding N.V.	6,025	2,224,852
Corbion N.V.	6,726	309,521
Heineken N.V.	12,500	1,112,069
Hunter Douglas N.V.(a)	641	37,351
JDE Peet’s B.V.(a)	7,100	289,106
Koninklijke Ahold Delhaize N.V.	29,914	885,585
Koninklijke DSM N.V.	3,339	550,422
Koninklijke Philips N.V.(a)	16,182	762,698
Nedap N.V.(a)	450	22,423
Ordina N.V.(a)	187,986	500,317
QIAGEN N.V.(a)	1,080	56,095
QIAGEN N.V.(a)	2,395	125,163
Randstad N.V.(a)	11,668	609,177
Sligro Food Group N.V.(a)	12,209	218,438
Wolters Kluwer N.V.	14,314	1,222,433
Total Netherlands		11,791,037
NEW ZEALAND – 0.0%(c)
EBOS Group Ltd.	5,686	91,933
Fisher & Paykel Healthcare Corp. Ltd.	680	14,967
Fisher & Paykel Healthcare Corp. Ltd.	557	12,192
New Zealand Refining Co., Ltd. (The)(a)	59,212	23,895
NZX Ltd.	16,197	17,358
Total New Zealand		160,345
NORWAY – 0.3%
Borregaard ASA	20,157	308,595
Equinor ASA	16,649	237,040
Norway Royal Salmon ASA	8,788	201,622
Sparebanken Vest	5,346	36,108
Stolt-Nielsen Ltd.	1,217	10,673
Telenor ASA	21,640	362,967
Wallenius Wilhelmsen ASA(a)	7,686	11,767
Total Norway		1,168,772
PERU – 0.1%
Credicorp Ltd.	1,740	215,743
POLAND – 0.0%(c)
KGHM Polska Miedz S.A.(a)	5,185	158,284
PORTUGAL – 0.0%(c)
Galp Energia SGPS S.A.	11,732	108,831

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   19

Schedule of Investments
September 30, 2020
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
RUSSIA – 0.9%
Evraz PLC	70,584	$313,855
Gazprom PJSC, ADR	78,066	340,368
LUKOIL PJSC, ADR	7,734	444,009
Magnit PJSC, GDR	11,687	174,370
Novatek PJSC, GDR	3,419	468,403
Polyus PJSC, GDR	2,643	278,572
Sberbank of Russia PJSC, ADR(a)	66,498	777,029
Sberbank of Russia PJSC, ADR(a)	8,687	101,377
X5 Retail Group N.V., GDR	4,132	152,884
Yandex N.V., Class A(a)	4,603	300,346
Total Russia		3,351,213
SINGAPORE – 0.3%
DBS Group Holdings Ltd.	71,500	1,042,866
Great Eastern Holdings Ltd.	1,000	13,282
Kimly Ltd.	65,800	12,292
Olam International Ltd.	88,800	81,966
Sunningdale Tech Ltd.	16,900	17,952
Total Singapore		1,168,358
SOUTH AFRICA – 0.6%
AVI Ltd.	19,653	87,189
FirstRand Ltd.	233,265	574,180
Foschini Group Ltd. (The)	16,304	79,817
Gold Fields Ltd., ADR	11,539	141,814
Impala Platinum Holdings Ltd.	32,618	283,280
Mr Price Group Ltd.	26,512	208,946
MultiChoice Group Ltd.	17,074	98,744
Naspers Ltd., Class N	4,201	742,386
Total South Africa		2,216,356
SOUTH KOREA – 2.6%
Binggrae Co. Ltd.	3,768	190,091
Choong Ang Vaccine Laboratory	12,344	188,406
Hana Financial Group, Inc.	11,109	266,920
Hyundai Mobis Co., Ltd.	2,679	526,866
Koh Young Technology, Inc.	2,792	213,667
Korea Zinc Co., Ltd.	702	225,996
LG Chem Ltd.	765	427,798
LG Electronics, Inc.	2,661	208,648
LG Household & Health Care Ltd.	218	269,914
NAVER Corp.	2,363	599,085
Samsung Electronics Co., Ltd.	19,042	947,622
Samsung Electronics Co., Ltd., GDR	1,666	2,110,822
Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH KOREA – (continued)
Samsung Electronics Co., Ltd., GDR	792	$1,003,464
Samsung Fire & Marine Insurance Co., Ltd.	1,532	238,413
Samsung SDI Co., Ltd.	1,178	436,651
Samwha Capacitor Co., Ltd.	4,122	193,147
SK Hynix, Inc.	23,878	1,715,051
SK Materials Co., Ltd.	1,476	287,123
Total South Korea		10,049,684
SPAIN – 0.5%
Abertis Infraestructuras S.A.(a)	3,711	28,151
Amadeus IT Group S.A.	17,975	1,002,949
Cia de Distribucion Integral Logista Holdings S.A.	8,199	140,348
Faes Farma S.A.	87,170	351,576
Naturhouse Health SAU	7,581	10,933
Siemens Gamesa Renewable Energy S.A.	11,630	314,846
Total Spain		1,848,803
SWEDEN – 2.2%
AAK AB(a)	13,478	251,550
Ahlstrom-Munksjo Oyj	16,909	356,453
Assa Abloy AB, Class B	38,700	907,884
Atlas Copco AB, Class A	38,050	1,821,808
Avanza Bank Holding AB	13,012	255,421
Betsson AB(a)	14,579	112,323
BioGaia AB, Class B	4,420	287,236
Cloetta AB, Class B(a)	68,216	198,040
Doro AB(a)	3,661	19,417
Elanders AB, Class B(a)	6,002	46,175
G5 Entertainment AB	5,179	217,087
Getinge AB, Class B	22,707	495,678
GHP Specialty Care AB(a)	12,103	28,379
Haldex AB(a)	6,658	31,075
Hexagon AB, Class B(a)	4,482	339,208
Husqvarna AB, Class B	895	9,866
IAR Systems Group AB(a)	12,739	229,010
Inwido AB(a)	6,669	67,987
NCC AB, Class B	33,556	613,355
New Wave Group AB, Class B(a)	9,514	50,195
Ratos AB, Class B(a)	9,216	34,514
RaySearch Laboratories AB(a)	4,874	47,674
Sandvik AB(a)	14,418	283,181
SKF AB, Class B	18,665	387,020
SwedenCare AB	500	11,389

See Notes to Financial Statements.
20   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SWEDEN – (continued)
Swedish Match AB	8,155	$667,272
Telefonaktiebolaget LM Ericsson, ADR	4,546	49,506
Telefonaktiebolaget LM Ericsson, Class B	34,926	383,272
Thule Group AB(b)	8,927	295,844
Volvo AB, Class B(a)	4,508	87,106
Total Sweden		8,584,925
SWITZERLAND – 4.1%
ABB Ltd.	22,710	578,198
Adecco Group AG	4,462	235,829
Alcon, Inc.(a)	50,063	2,842,728
Bobst Group S.A.	3,403	211,891
Cavotec S.A.(a)	6,710	15,134
Credit Suisse Group AG	34,728	348,543
Gurit Holding AG	151	321,001
Huber + Suhner AG	3,270	245,681
Investis Holding S.A.	135	13,045
LEM Holding S.A.	168	314,823
Logitech International S.A.	2,506	195,028
Lonza Group AG	3,295	2,034,132
Nestle S.A.	18,465	2,192,023
Novartis AG	33,306	2,889,618
Orell Fuessli AG	121	12,139
Phoenix Mecano AG	42	16,918
Siemens Energy AG(a)	2,607	70,301
Sika AG	8,600	2,113,002
STMicroelectronics N.V.	3,502	107,821
UBS Group AG	63,500	710,113
Valiant Holding AG	1,923	162,016
Valora Holding AG(a)	1,240	231,023
Zehnder Group AG	1,028	49,779
Total Switzerland		15,910,786
TAIWAN – 2.4%
Accton Technology Corp.	27,000	207,427
ASE Technology Holding Co., Ltd., ADR	56,298	229,696
ASPEED Technology, Inc.	2,000	78,379
CTBC Financial Holding Co., Ltd.	367,000	233,161
Delta Electronics, Inc.	85,000	554,692
Hon Hai Precision Industry Co., Ltd., GDR	97,925	528,795
MediaTek, Inc.	21,000	440,128
Merida Industry Co., Ltd.	29,000	233,306
Sinmag Equipment Corp.	15,000	39,569
Investments	Shares	Value
COMMON STOCKS – (continued)
TAIWAN – (continued)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	75,687	$6,135,945
Tong Yang Industry Co., Ltd.	197,000	243,512
TOPBI International Holdings Ltd.	48,380	57,130
Uni-President Enterprises Corp.	95,000	205,010
Walsin Technology Corp.	28,000	149,368
Zhen Ding Technology Holding Ltd.	31,000	134,866
Total Taiwan		9,470,984
THAILAND – 0.0%(c)
Kasikornbank PCL	35,500	86,264
TURKEY – 0.1%
BIM Birlesik Magazalar A/S	16,264	146,577
KOC Holding A/S	56,144	106,650
Total Turkey		253,227
UNITED ARAB EMIRATES – 0.1%
Emaar Properties PJSC(a)	256,067	194,500
UNITED STATES – 1.8%
Aon PLC, Class A	9,136	1,884,757
Carnival PLC	21,000	270,702
Mettler-Toledo International, Inc.(a)	1,745	1,685,234
ResMed, Inc.	8,160	1,398,869
STERIS PLC	9,685	1,706,400
Total United States		6,945,962
TOTAL COMMON STOCKS (Cost: $199,064,915)		223,623,509
EXCHANGE-TRADED FUND — 40.3%
iShares Core MSCI Total International Stock ETF (Cost: $147,274,651)	2,679,766	156,337,549
RIGHTS — 0.0%(c)
CHINA – 0.0%(c)
Legend Holdings Corp., Class H(a) (Cost: $0)	284	0
PREFERRED STOCKS – 0.2%
BRAZIL – 0.1%
Gerdau S.A., 0.30%	29,720	110,076
Lojas Americanas S.A., 0.66%	35,053	177,203
Total Brazil		287,279

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   21

Schedule of Investments
September 30, 2020
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
PREFERRED STOCKS – (continued)
GERMANY – 0.1%
Maschinenfabrik Berthold Hermle AG, 2.69%	31	$8,032
Volkswagen AG, 3.53%	3,031	488,278
Total Germany		496,310
TOTAL PREFERRED STOCKS (Cost: $804,833)		783,589
SHORT-TERM INVESTMENTS – 1.7%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.14%(d) (Cost $6,762,510)	6,762,510	6,762,510
TOTAL INVESTMENTS – 99.8%
(Cost: $353,906,909)		387,507,157
OTHER ASSETS AND LIABILITIES, NET – 0.2%		675,275
NET ASSETS – 100.0%		$388,182,432

(a)
Non-income producing security.

(b)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2020, the value of these securities was $4,334,737, representing 1.1% of net assets.

(c)
Amount is less than 0.05%.

(d)
The rate shown is the annualized seven-day yield of September 30, 2020.

ADR
American Depositary Receipt

ETF
Exchange Traded Fund

GDR
Global Depositary Receipt

See Notes to Financial Statements.
22   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager International Equity Fund (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. (see Note 2 to the Financial Statements)
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Argentina	$3,363,265	$—	$—	$3,363,265
Australia	5,206,547	—	—	5,206,547
United Kingdom	23,632,504	—	—	23,632,504
Austria	634,267	—	—	634,267
Belgium	942,012	—	—	942,012
Brazil	2,956,403	—	—	2,956,403
Canada	10,740,104	—	—	10,740,104
Chile	190,187	—	—	190,187
China	19,393,689	—	—	19,393,689
Hong Kong	6,697,153	—	—	6,697,153
Colombia	64,846	—	—	64,846
Germany	14,331,781	—	—	14,331,781
Egypt	170,022	—	—	170,022
Finland	2,765,265	—	—	2,765,265
France	17,267,105	—	—	17,267,105
Greece	108,304	—	—	108,304
Cayman Islands	525,062	—	—	525,062
Hungary	464,482	—	—	464,482
India	3,785,765	—	—	3,785,765
Indonesia	497,039	—	—	497,039
Ireland	8,866,684	—	—	8,866,684
Israel	1,495,687	—	—	1,495,687
Italy	2,068,060	—	—	2,068,060
Japan	26,019,717	—	—	26,019,717
Luxembourg	356,148	—	—	356,148
Mexico	999,167	—	—	999,167
Netherlands	11,791,037	—	—	11,791,037
New Zealand	160,345	—	—	160,345
Norway	1,158,099	—	—	1,158,099
Peru	215,743	—	—	215,743
Poland	158,284	—	—	158,284
Portugal	108,831	—	—	108,831
Russia	3,351,213	—	—	3,351,213
Singapore	1,168,358	—	—	1,168,358
South Africa	2,216,356	—	—	2,216,356
South Korea	10,049,684	—	—	10,049,684
Spain	1,820,652	28,151	—	1,848,803
Sweden	8,584,925	—	—	8,584,925
Switzerland	15,910,786	—	—	15,910,786
Taiwan	9,470,984	—	—	9,470,984
Thailand	86,264	—	—	86,264
Turkey	253,227	—	—	253,227
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   23

Schedule of Investments
September 30, 2020
PFM Multi-Manager International Equity Fund (concluded)

	Level 1	Level 2	Level 3	Total
United Arab Emirates	194,500	—	—	194,500
United States	3,354,805	—	—	3,354,805
Total Common Stocks	223,595,358	28,151	—	223,623,509
Exchange-Traded Fund	156,337,549	—	—	156,337,549
Rights	—	—	—	—
Preferred Stocks*	783,589	—	—	783,589
Money Market Fund	6,762,510	—	—	6,762,510
Total Investments in Securities	$387,479,006	$28,151	$—	$387,507,157

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
24   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund

Investments	Principal Amount	Value
CORPORATE BONDS – 30.2%
BASIC MATERIALS – 1.2%
Anglo American Capital PLC, 5.38%, 4/1/25(a)	$400,000	$459,716
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., Senior Note, 3.30%, 5/1/23(a)	88,000	93,368
CNAC HK Finbridge Co., Ltd., 3.50%, 7/19/22(b)	340,000	348,750
Domtar Corp., 6.75%, 2/15/44	181,000	209,744
DuPont de Nemours, Inc., Senior Note, 3.77%, 11/15/20	65,000	65,267
Ecolab, Inc., Senior Note, 2.38%, 8/10/22	145,000	150,162
Georgia-Pacific LLC, 2.30%, 4/30/30(a)	127,000	134,664
Georgia-Pacific LLC, 5.40%, 11/1/20(a)	322,000	323,266
Huntsman International LLC, 4.50%, 5/1/29	160,000	179,875
International Paper Co., Senior Bond, 4.35%, 8/15/48	1,000,000	1,221,367
Inversiones CMPC S.A., 4.38%, 4/4/27(a)	500,000	556,880
LYB International Finance III LLC, 4.20%, 5/1/50	330,000	366,442
Newmont Corp., 2.25%, 10/1/30	1,475,000	1,521,142
Nutrition & Biosciences, Inc., 1.83%, 10/15/27(a)	1,000,000	1,004,258
Nutrition & Biosciences, Inc., 3.27%, 11/15/40(a)	375,000	377,114
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	192,500
Southern Copper Corp., Senior Bond, 5.25%, 11/8/42	100,000	125,894
Steel Dynamics, Inc., 2.40%, 6/15/25	500,000	521,578
Steel Dynamics, Inc., 3.45%, 4/15/30	112,000	123,404
Teck Resources Ltd., Senior Bond, 6.13%, 10/1/35	149,000	177,965
Westlake Chemical Corp., 3.38%, 6/15/30	152,000	162,916
Total Basic Materials		8,316,272
COMMUNICATIONS – 1.9%
Alphabet, Inc., 0.45%, 8/15/25	675,000	670,924
Alphabet, Inc., 1.10%, 8/15/30	142,000	140,595
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Alphabet, Inc., 2.05%, 8/15/50	$133,000	$123,597
Amazon.com, Inc., 4.80%, 12/5/34	61,000	84,052
AT&T, Inc., 1.65%, 2/1/28	35,000	35,038
AT&T, Inc., 3.50%, 9/15/53(a)	1,640,000	1,597,747
AT&T, Inc., 3.65%, 9/15/59(a)	28,000	27,039
AT&T, Inc., 4.30%, 2/15/30	50,000	59,197
AT&T, Inc., 4.85%, 7/15/45	249,000	297,334
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	97,000	114,416
AT&T, Inc., Senior Bond, 4.50%, 3/9/48	150,000	171,247
AT&T, Inc., Senior Bond, 4.75%, 5/15/46	234,000	273,827
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	136,000	164,097
CenturyLink, Inc., 4.00%, 2/15/27(a)	185,000	187,943
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 4/1/51	32,000	31,626
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	324,000	370,314
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	22,000	26,737
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	474,037
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	564,000	768,989
Comcast Corp., 2.45%, 8/15/52	108,000	100,964
Comcast Corp., 3.30%, 2/1/27	125,000	140,926
Comcast Corp., 3.75%, 4/1/40	54,000	62,992
Comcast Corp., 3.90%, 3/1/38	51,000	60,383
Comcast Corp., 4.00%, 3/1/48	600,000	725,289
Comcast Corp., 4.15%, 10/15/28	260,000	313,723

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   25

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Comcast Corp., 4.25%, 10/15/30	$90,000	$110,475
Comcast Corp., 4.60%, 10/15/38	83,000	105,673
Corning, Inc., 5.45%, 11/15/79	218,000	277,770
Cox Communications, Inc., 3.50%, 8/15/27(a)	600,000	671,670
Cox Communications, Inc., Senior Bond, 4.60%, 8/15/47(a)	150,000	187,170
Discovery Communications LLC, 4.00%, 9/15/55(a)	608,000	613,690
Discovery Communications LLC, 5.20%, 9/20/47	197,000	236,175
Discovery Communications LLC, 5.30%, 5/15/49	64,000	78,405
Level 3 Financing, Inc., 3.40%, 3/1/27(a)	500,000	538,389
Omnicom Group, Inc., 2.45%, 4/30/30	99,000	102,168
Omnicom Group, Inc., 4.20%, 6/1/30	28,000	32,757
T-Mobile USA, Inc., 3.00%, 2/15/41(a)	77,000	76,017
T-Mobile USA, Inc., 3.30%, 2/15/51(a)	65,000	64,067
T-Mobile USA, Inc., 3.88%, 4/15/30(a)	186,000	211,488
T-Mobile USA, Inc., 4.38%, 4/15/40(a)	475,000	556,781
Telefonica Emisiones S.A., 5.21%, 3/8/47	270,000	320,202
Time Warner Cable LLC, 6.55%, 5/1/37	6,000	7,966
Verizon Communications, Inc., 1.50%, 9/18/30	204,000	203,147
Verizon Communications, Inc., Senior Bond, 4.27%, 1/15/36	54,000	66,509
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	56,000	69,867
Verizon Communications, Inc., Senior Bond, 4.86%, 8/21/46	400,000	547,177
Verizon Communications, Inc., Senior Bond, 5.25%, 3/16/37	156,000	215,709
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
ViacomCBS, Inc., 4.38%, 3/15/43	$513,000	$543,717
ViacomCBS, Inc., Senior Bond, 5.85%, 9/1/43	125,000	156,615
Walt Disney Co. (The), 2.75%, 9/1/49	160,000	154,061
Total Communications		13,170,698
CONSUMER, CYCLICAL – 1.9%
Advance Auto Parts, Inc., 1.75%, 10/1/27	88,000	87,637
Advance Auto Parts, Inc., 3.90%, 4/15/30	117,000	131,751
AutoNation, Inc., 4.75%, 6/1/30	48,000	56,806
AutoZone, Inc., 3.75%, 4/18/29	360,000	416,100
Cummins, Inc., 0.75%, 9/1/25	90,000	90,589
Dana Financing Luxembourg Sarl, 6.50%, 6/1/26(a)	75,000	78,187
Dana, Inc., 5.38%, 11/15/27	75,000	76,875
Darden Restaurants, Inc., 4.55%, 2/15/48	126,000	125,193
Delta Air Lines 2020-1 Class A Pass Through Trust, Series 2020-A, 2.50%, 6/10/28	600,000	538,899
Delta Air Lines 2020-1 Class AA Pass Through Trust, Series 2020-AA, 2.00%, 6/10/28	500,000	483,092
Delta Air Lines Pass Through Trust, Series 2015-1A, 3.88%, 7/30/27	436,893	409,707
Delta Air Lines Pass Through Trust, Series 2019-1A, 3.40%, 4/25/24	150,000	144,724
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	675,000	664,875
General Motors Co., 6.80%, 10/1/27	101,000	122,743
General Motors Co., Senior Bond, 6.25%, 10/2/43	205,000	242,520
Harley-Davidson Financial Services, Inc., 3.35%, 6/8/25(a)	1,500,000	1,568,828
Home Depot, Inc. (The), 2.50%, 4/15/27	475,000	516,028
Home Depot, Inc. (The), 2.70%, 4/15/30	475,000	528,458

See Notes to Financial Statements.
26   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Hyundai Capital America, 3.40%, 6/20/24(a)	$150,000	$158,916
Kohl’s Corp., 5.55%, 7/17/45	124,000	113,844
L Brands, Inc., 5.63%, 10/15/23	75,000	78,375
Lear Corp., 5.25%, 5/15/49	89,000	96,184
Lowe’s Cos., Inc., 5.00%, 4/15/40	1,000,000	1,309,993
McDonald’s Corp., 3.63%, 9/1/49	64,000	71,488
McDonald’s Corp., 4.20%, 4/1/50	67,000	81,359
Nissan Motor Acceptance Corp., Senior Note, 2.65%, 7/13/22(a)	9,000	9,093
PACCAR Financial Corp., 0.80%, 6/8/23	89,000	89,623
Ross Stores, Inc., 5.45%, 4/15/50	117,000	152,431
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	202,674
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	541,759
Target Corp., 2.25%, 4/15/25	800,000	854,096
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24(a)	150,000	159,750
TJX Cos., Inc. (The), 3.75%, 4/15/27	111,000	127,187
Toyota Motor Credit Corp., 2.15%, 2/13/30	1,075,000	1,132,178
VF Corp., 2.80%, 4/23/27	800,000	873,431
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(a)	215,000	215,829
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21(a)	215,000	223,002
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50	64,000	64,491
Total Consumer, Cyclical		12,838,715
CONSUMER, NON-CYCLICAL – 5.1%
AbbVie, Inc., 4.05%, 11/21/39(a)	40,000	45,684
AbbVie, Inc., 4.25%, 11/21/49(a)	750,000	885,863
AbbVie, Inc., 4.55%, 3/15/35(a)	380,000	464,469
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
AbbVie, Inc., 4.75%, 3/15/45(a)	$150,000	$180,890
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	242,340
Allina Health System, 3.89%, 4/15/49	90,000	108,406
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	100,000	116,121
Amgen, Inc., 2.20%, 2/21/27	585,000	617,120
Amgen, Inc., 3.15%, 2/21/40	447,000	474,283
Amgen, Inc., 3.38%, 2/21/50	82,000	88,564
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	235,000	291,303
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	110,000	127,956
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	176,000	209,431
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	200,000	258,524
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	355,000	481,761
Ascension Health, 2.53%, 11/15/29	630,000	682,658
Ascension Health, 3.11%, 11/15/39	120,000	128,574
BAT Capital Corp., 2.73%, 3/25/31	620,000	614,064
Baxter International, Inc., 3.75%, 10/1/25(a)	250,000	283,546
Bayer US Finance II LLC, 3.50%, 6/25/21(a)	200,000	204,011
Bristol-Myers Squibb Co., 3.63%, 5/15/24	184,000	202,737
Bristol-Myers Squibb Co., 3.90%, 2/20/28	400,000	473,918
Bristol-Myers Squibb Co., 4.13%, 6/15/39	40,000	50,256
Bristol-Myers Squibb Co., 4.25%, 10/26/49	145,000	190,429
Bristol-Myers Squibb Co., 4.63%, 5/15/44	125,000	167,456
Bristol-Myers Squibb Co., 5.00%, 8/15/45	85,000	118,672

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   27

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Cardinal Health, Inc., Senior Bond, 4.60%, 3/15/43	$150,000	$164,171
Cigna Corp., 2.40%, 3/15/30	1,125,000	1,163,240
Cigna Corp., 4.38%, 10/15/28	190,000	225,654
Coca-Cola Co. (The), 2.50%, 3/15/51	120,000	119,121
Conagra Brands, Inc., 7.00%, 10/1/28	117,000	156,580
CVS Health Corp., 4.25%, 4/1/50	57,000	66,847
CVS Health Corp., 5.13%, 7/20/45	390,000	490,941
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	79,000	95,605
CVS Health Corp., Senior Bond, 5.05%, 3/25/48	103,000	130,986
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	87,764
ERAC USA Finance LLC, 4.20%, 11/1/46(a)	325,000	372,899
Ford Foundation (The), 2.82%, 6/1/70	1,100,000	1,143,761
General Mills, Inc., 2.88%, 4/15/30	400,000	438,603
Gilead Sciences, Inc., 1.20%, 10/1/27	1,550,000	1,552,507
Gilead Sciences, Inc., 2.60%, 10/1/40	1,075,000	1,072,550
Gilead Sciences, Inc., 2.80%, 10/1/50	1,000,000	986,411
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	107,000	115,194
HCA, Inc., 5.38%, 2/1/25	25,000	27,375
HCA, Inc., 5.88%, 2/1/29	125,000	145,625
Humana, Inc., 4.88%, 4/1/30	7,000	8,743
Kimberly-Clark Corp., 2.88%, 2/7/50	450,000	498,874
Kimberly-Clark Corp., Senior Note, 3.95%, 11/1/28	400,000	480,432
Kraft Heinz Foods Co., 4.88%, 10/1/49(a)	195,000	205,376
Mars, Inc., 2.38%, 7/16/40(a)	73,000	72,856
Mars, Inc., 3.95%, 4/1/49(a)	205,000	247,600
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	94,114
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Massachusetts Institute of Technology, 4.68%, 7/1/2114	$150,000	$215,995
MEDNAX, Inc., 5.25%, 12/1/23(a)	200,000	201,906
Mondelez International Senior Unsecured Bond, 1.88%, 10/15/32	69,000	68,838
Mylan, Inc., 3.13%, 1/15/23(a)	480,000	505,151
Mylan, Inc., 4.55%, 4/15/28	100,000	116,430
Mylan, Inc., 5.20%, 4/15/48	275,000	340,284
NBM US Holdings, Inc., 6.63%, 8/6/29(a)	1,000,000	1,071,250
Nestle Holdings, Inc., 3.50%, 9/24/25(a)	247,000	279,328
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	56,261
PepsiCo, Inc., 2.25%, 3/19/25	126,000	134,899
PepsiCo, Inc., 2.88%, 10/15/49	1,102,000	1,181,687
Pernod Ricard International Finance LLC, 2.75%, 10/1/50(a)	151,000	147,157
President & Fellows of Harvard College, 5.63%, 10/1/38	515,000	760,353
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	60,579
President & Fellows of Harvard College, 6.50%, 1/15/39(a)	105,000	171,289
Procter & Gamble Co. (The), 2.80%, 3/25/27	450,000	504,785
Procter & Gamble Co. (The), 3.55%, 3/25/40	450,000	546,996
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/1/29	110,000	117,019
Quanta Services, Inc., 2.90%, 10/1/30	121,000	123,522
S&P Global, Inc., 2.30%, 8/15/60	36,000	32,238
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	450,000	477,645
Smithfield Foods, Inc., 4.25%, 2/1/27(a)	76,000	83,006
Smithfield Foods, Inc., 5.20%, 4/1/29(a)	104,000	121,594
Sutter Health, 4.09%, 8/15/48	125,000	147,776
Sysco Corp., 2.40%, 2/15/30	108,000	108,867

See Notes to Financial Statements.
28   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Sysco Corp., 5.95%, 4/1/30	$90,000	$113,575
Sysco Corp., 6.60%, 4/1/40	101,000	136,037
Sysco Corp., 6.60%, 4/1/50	67,000	93,499
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30	1,000,000	1,012,774
Trustees of Boston College, 3.13%, 7/1/52	169,000	189,191
Trustees of Princeton University (The), 2.52%, 7/1/50	90,000	94,144
Trustees of Princeton University (The), 5.70%, 3/1/39	495,000	757,017
Tyson Foods, Inc., 5.10%, 9/28/48	310,000	426,432
Unilever Capital Corp., 1.38%, 9/14/30	1,175,000	1,182,415
Unilever Capital Corp., 2.00%, 7/28/26	1,000,000	1,068,790
Unilever Capital Corp., 2.13%, 9/6/29	675,000	713,771
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	76,388
United Rentals North America, Inc., 5.50%, 5/15/27	375,000	398,906
UnitedHealth Group, Inc., 1.25%, 1/15/26	153,000	156,616
UnitedHealth Group, Inc., 3.13%, 5/15/60	75,000	80,256
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	250,000	285,283
UnitedHealth Group, Inc., Senior Note, 3.85%, 6/15/28	610,000	717,882
University of Chicago (The), 0, 2.76%, 4/1/45	100,000	102,043
Upjohn, Inc., 3.85%, 6/22/40(a)	250,000	269,154
Upjohn, Inc., 4.00%, 6/22/50(a)	75,000	79,846
Vector Group Ltd., 6.13%, 2/1/25(a)	225,000	224,438
Wisconsin Alumni Research Foundation, 3.56%, 10/1/49	1,300,000	1,422,714
Total Consumer, Non-cyclical		35,048,891
ENERGY – 2.3%
Antero Resources Corp., 5.00%, 3/1/25	200,000	125,000
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 5/1/30	$47,000	$53,475
BP Capital Markets America, Inc., 2.77%, 11/10/50	184,000	168,245
BP Capital Markets America, Inc., 3.54%, 4/6/27	292,000	327,172
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	237,185
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	205,000	177,807
Chaparral Energy, Inc., Senior Note, 8.75%, 7/15/23(a)(c)	50,000	3,000
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29(a)	125,000	129,844
Chevron Corp., 1.55%, 5/11/25	233,000	241,392
Chevron USA, Inc., 1.02%, 8/12/27	81,000	80,816
Colonial Enterprises, Inc., 3.25%, 5/15/30(a)	557,000	624,630
Concho Resources, Inc., 4.30%, 8/15/28	90,000	99,491
Continental Resources, Inc., 3.80%, 6/1/24	775,000	718,510
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	209,752
Enable Midstream Partners L.P., Senior Note, 4.95%, 5/15/28	105,000	102,904
Energy Transfer Operating L.P., 4.90%, 3/15/35	147,000	143,572
Energy Transfer Operating L.P., 4.95%, 6/15/28	115,000	121,725
Energy Transfer Operating L.P., 5.00%, 5/15/50	505,000	463,575
Energy Transfer Operating L.P., 5.30%, 4/15/47	110,000	101,980
Energy Transfer Operating L.P., 5.50%, 6/1/27	40,000	43,625
Energy Transfer Operating L.P., 6.13%, 12/15/45	104,000	104,193
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	6,000	3,822
Enterprise Products Operating LLC, 4.25%, 2/15/48	90,000	95,424

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   29

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Enterprise Products Operating LLC, 4.85%, 8/15/42	$200,000	$226,252
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(d)	89,000	84,841
EOG Resources, Inc., 4.38%, 4/15/30	70,000	82,428
EOG Resources, Inc., 4.95%, 4/15/50	77,000	94,411
EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/1/20(c)	150,000	15
EQT Corp., 7.88%, 2/1/25	425,000	471,091
Gray Oak Pipeline LLC, 2.00%, 9/15/23(a)	170,000	170,925
Gray Oak Pipeline LLC, 3.45%, 10/15/27(a)	101,000	103,343
Halliburton Co., 2.92%, 3/1/30	130,000	127,541
Hanwha Energy USA Holdings Corp., 2.38%, 7/30/22(a)	1,000,000	1,027,783
Kinder Morgan, Inc., 3.25%, 8/1/50	125,000	112,885
Magellan Midstream Partners L.P., 3.25%, 6/1/30	430,000	461,169
Marathon Oil Corp., 6.80%, 3/15/32	100,000	107,117
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	100,000	102,831
MPLX L.P., Senior Bond, 4.70%, 4/15/48	150,000	151,696
MPLX L.P., Senior Bond, 5.50%, 2/15/49	85,000	94,971
Murray Energy Corp., Secured Note, 12.00%, 4/15/24(a)(c)	180,991	9
Noble Energy, Inc., 4.20%, 10/15/49	70,000	83,399
Noble Energy, Inc., 5.05%, 11/15/44	50,000	64,759
Noble Energy, Inc., 5.25%, 11/15/43	175,000	231,583
Noble Holding International Ltd., 7.88%, 2/1/26(a)(c)	75,000	18,108
ONEOK, Inc., 3.10%, 3/15/30	719,000	691,747
ONEOK, Inc., 4.45%, 9/1/49	350,000	307,906
ONEOK, Inc., 4.50%, 3/15/50	250,000	220,848
ONEOK, Inc., 4.95%, 7/13/47	150,000	142,388
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
ONEOK, Inc., 6.35%, 1/15/31	$1,000,000	$1,163,298
ONEOK, Inc., 7.15%, 1/15/51	54,000	64,056
Ovintiv, Inc., Senior Bond, 7.38%, 11/1/31	231,000	230,709
Petroleos Mexicanos, 5.50%, 1/21/21	30,000	30,262
Petroleos Mexicanos, 6.38%, 2/4/21	100,000	101,150
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	186,500
Petroleos Mexicanos, 6.75%, 9/21/47	400,000	308,000
Phillips 66, 2.15%, 12/15/30	125,000	121,471
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30(a)	83,000	93,415
SANCHEZ ENERGY Corp., 6.13%, 1/15/23(c)	100,000	500
SANCHEZ ENERGY Corp., 7.75%, 6/15/21(c)	150,000	750
Schlumberger Holdings Corp., 4.00%, 12/21/25(a)	129,000	144,249
SESI LLC, 7.13%, 12/15/21(a)	25,000	6,250
Topaz Solar Farms LLC, 4.88%, 9/30/39(a)	347,767	384,469
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30(a)	83,000	89,653
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50(a)	230,000	237,294
Valero Energy Corp., 2.15%, 9/15/27	77,000	76,482
Valero Energy Corp., 2.85%, 4/15/25	195,000	204,258
Valero Energy Corp., 4.00%, 4/1/29	45,000	49,385
Valero Energy Corp., (3 month USD LIBOR + 1.150%), 1.40%, 9/15/23(d)	1,000,000	996,570
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	391,829
Western Midstream Operating L.P., 4.00%, 7/1/22	450,000	452,666
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	8,050
Williams Cos., Inc. (The), 5.75%, 6/24/44	224,000	263,743

See Notes to Financial Statements.
30   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	$200,000	$213,494
Total Energy		15,375,688
FINANCIAL – 10.5%
AIA Group Ltd., 3.38%, 4/7/30(a)	350,000	392,383
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24	400,000	439,835
American Express Co., 3.40%, 2/22/24	89,000	96,683
American Express Co., Senior Note, 4.20%, 11/6/25	69,000	79,873
American International Group, Inc., Senior Bond, 3.88%, 1/15/35	9,000	10,344
Ameriprise Financial, Inc., 3.00%, 3/22/22	114,000	118,286
Athene Holding Ltd., 6.15%, 4/3/30	101,000	119,703
Bank of America Corp., 1.49%, 5/19/24 (SOFR + 1.460%)(d)	272,000	276,656
Bank of America Corp., 2.46%, 10/22/25 (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)(d)	945,000	996,515
Bank of America Corp., 3.19%, 7/23/30 (3.19% fixed rate until 7/23/29; 1.18% + 3 month USD LIBOR thereafter)(d)	45,000	49,717
Bank of America Corp., 3.71%, 4/24/28 (3.71% fixed rate until 4/24/27; 1.51% + 3 month USD LIBOR thereafter)(d)	138,000	155,819
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,750,943
Bank of America Corp., (3 month USD LIBOR + 2.664%), 4.30%, 1/28/25(d)(e)	475,000	460,750
Bank of America Corp., (3 month USD LIBOR + 3.150%), 4.08%, 3/20/51(d)	64,000	79,079
Bank of America Corp., (SOFR + 0.910%), 0.98%, 9/25/25(d)	1,000,000	999,757
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Bank of America Corp., (SOFR + 1.530%), 1.90%, 7/23/31(d)	$114,000	$113,498
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(d)	2,225,000	2,520,977
Bank of America Corp., Senior Bond, 3.97%, 3/5/29 (3.97% fixed rate until 3/5/28; 1.07% + 3 month USD LIBOR thereafter)(d)	610,000	699,484
Bank of America Corp., Series JJ, 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD LIBOR thereafter)(d)(e)	290,000	297,376
Bank of America Corp., Subordinated Note, Series L, 4.18%, 11/25/27	82,000	94,043
Bank of New York Mellon Corp. (The), Subordinated Bond, 3.30%, 8/23/29	500,000	572,800
BankUnited, Inc., 4.88%, 11/17/25	495,000	561,812
BankUnited, Inc., 5.13%, 6/11/30	35,000	38,462
Boston Properties L.P., 3.25%, 1/30/31	1,000,000	1,077,015
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	517,113
Brighthouse Financial, Inc., 5.63%, 5/15/30	141,000	164,424
Brighthouse Financial, Inc., Senior Bond, 4.70%, 6/22/47	120,000	114,752
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	526,120
Brixmor Operating Partnership L.P., 4.05%, 7/1/30	74,000	79,391
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	528,856
Chubb INA Holdings, Inc., 1.38%, 9/15/30	1,074,000	1,058,626
Citigroup, Inc., 1.68%, 5/15/24 (SOFR + 1.667%)(d)	1,000,000	1,024,349
Citigroup, Inc., 4.65%, 7/23/48	70,000	91,833

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   31

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Citigroup, Inc., 4.70%, 1/30/25 (SOFR + 3.234%)(d)(e)	$55,000	$53,144
Citigroup, Inc., 5.88%, 2/22/33	117,000	154,014
Citigroup, Inc., (SOFR + 1.146%), 2.67%, 1/29/31(d)	117,000	123,058
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28 (3.67% fixed rate until 7/24/27; 1.39% + 3 month USD LIBOR thereafter)(d)	54,000	60,614
Citigroup, Inc., Senior Bond, 4.08%, 4/23/29 (4.08% fixed rate until 4/23/28; 1.19% + 3 month USD LIBOR thereafter)(d)	700,000	804,742
Citigroup, Inc., Series U, 5.00%, 9/12/24 (SOFR + 3.813%)(d)(e)	225,000	223,875
Citigroup, Inc., Subordinated Bond, 4.75%, 5/18/46	70,000	88,131
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	190,000	256,456
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,527,000	1,768,758
Citizens Financial Group, 2.64%, 9/30/32(a)	65,000	64,761
Citizens Financial Group, Inc., 2.50%, 2/6/30	35,000	37,084
Citizens Financial Group, Inc., 3.25%, 4/30/30	1,247,000	1,375,580
CNA Financial Corp., 3.95%, 5/15/24	365,000	404,378
Columbia Property Trust Operating Partnership L.P., 4.15%, 4/1/25	256,000	268,014
Danske Bank A/S, Senior Note, 3.88%, 9/12/23(a)	200,000	215,316
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Fin, Senior Note, 5.00%, 8/1/21(a)	1,200,000	1,214,886
Empower Finance 2020 L.P., 1.36%, 9/17/27(a)	1,125,000	1,121,195
Empower Finance 2020 L.P., 1.78%, 3/17/31(a)	1,150,000	1,149,291
Equinix, Inc., 1.00%, 9/15/25	1,050,000	1,040,165
Equinix, Inc., 1.80%, 7/15/27	1,000,000	1,008,769
Equitable Financial Life Global Funding, 1.40%, 8/27/27(a)	1,125,000	1,128,524
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Equitable Holdings, Inc., 5.00%, 4/20/48	$1,000,000	$1,179,652
Equitable Holdings, Inc., Series B, (5 year CMT + 4.736%), 4.95%, 9/15/25(d)(e)	910,000	928,200
First Horizon Bank, 5.75%, 5/1/30	250,000	282,254
First Niagara Financial Group, Inc., Subordinated Note, 7.25%, 12/15/21	75,000	80,883
Five Corners Funding Trust, Senior Note, 4.42%, 11/15/23(a)	600,000	666,654
Five Corners Funding Trust II, 2.85%, 5/15/30(a)	1,325,000	1,429,159
FS KKR Capital Corp., 4.13%, 2/1/25	1,550,000	1,539,994
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	561,000	592,888
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	166,245
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	7,000	7,016
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	245,000	270,722
Goldman Sachs Group, Inc. (The), 3.69%, 6/5/28 (3.69% fixed rate until 6/5/27; 1.51% + 3 month USD LIBOR thereafter)(d)	925,000	1,037,054
Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30	113,000	130,889
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(d)	515,000	599,809
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	250,000	361,739
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(a)	1,000,000	1,002,500
HNA 2015 LLC, 2.37%, 9/18/27	375,596	397,730
Host Hotels & Resorts L.P., Series H, 3.38%, 12/15/29	1,000,000	934,500

See Notes to Financial Statements.
32   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
HSBC Holdings PLC, Senior Bond, 4.58%, 6/19/29 (4.58% fixed rate until 6/19/28; 1.53% + 3 month USD LIBOR thereafter)(d)	$200,000	$229,881
HSBC Holdings PLC, Senior Note, 3.03%, 11/22/23 (3.03% fixed rate until 11/22/22; 0.92% + 3 month USD LIBOR thereafter)(d)	500,000	521,536
JPMorgan Chase & Co., 2.01%, 3/13/26 (SOFR + 1.585%)(d)	389,000	403,882
JPMorgan Chase & Co., 2.96%, 5/13/31 (SOFR + 2.515%)(d)	44,000	47,032
JPMorgan Chase & Co., 3.11%, 4/22/51 (SOFR + 2.440%)(d)	50,000	52,913
JPMorgan Chase & Co., 3.62%, 4/1/31 (SOFR + 3.120%)(d)	61,000	69,650
JPMorgan Chase & Co., 4.00%, 4/1/25 (SOFR + 2.745%)(d)(e)	975,000	921,375
JPMorgan Chase & Co., 4.60%, 2/1/25 (SOFR + 3.125%)(d)(e)	165,000	161,700
JPMorgan Chase & Co., (3 month USD LIBOR + 0.945%), 3.51%, 1/23/29(d)	174,000	195,613
JPMorgan Chase & Co., (3 month USD LIBOR + 1.337%), 3.78%, 2/1/28(d)	1,525,000	1,724,027
JPMorgan Chase & Co., (SOFR + 0.600%), 0.65%, 9/16/24(d)	170,000	170,051
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(d)(e)	172,000	178,642
JPMorgan Chase & Co., Senior Bond, 3.88%, 7/24/38 (3.88% fixed rate until 7/24/37; 1.36% + 3 month USD LIBOR thereafter)(d)	64,000	75,340
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(d)	$1,240,000	$1,435,585
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	500,000	560,367
Landwirtschaftliche Rentenbank, 0.88%, 9/3/30	1,000,000	999,510
Liberty Mutual Group, Inc., 3.95%, 5/15/60(a)	85,000	93,095
Liberty Mutual Group, Inc., 3.95%, 10/15/50(a)	120,000	133,655
Liberty Mutual Group, Inc., 4.57%, 2/1/29(a)	700,000	846,045
Low Income Investment Fund, 3.39%, 7/1/26	1,000,000	1,065,976
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(a)(d)	4,000	4,361
Manufacturers & Traders Trust Co., Subordinated Note, 3.40%, 8/17/27	500,000	559,180
Mastercard, Inc., 2.00%, 3/3/25	136,000	144,770
Morgan Stanley, 2.19%, 4/28/26 (SOFR + 1.990%)(d)	650,000	680,405
Morgan Stanley, 3.63%, 1/20/27	358,000	404,402
Morgan Stanley, 3.95%, 4/23/27	950,000	1,073,228
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(d)	440,000	526,298
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(d)	1,155,000	1,315,246
Morgan Stanley, Subordinated Note, 5.00%, 11/24/25	28,000	32,843
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(d)	231,000	235,276

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   33

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Nuveen Finance LLC, 4.13%, 11/1/24(a)	$400,000	$451,013
Owl Rock Capital Corp., 5.25%, 4/15/24	955,000	990,673
Pacific LifeCorp, 3.35%, 9/15/50(a)	55,000	55,120
People’s United Bank NA, Subordinated Note, 4.00%, 7/15/24	500,000	534,246
PNC Bank NA, Senior Note, 3.10%, 10/25/27	500,000	557,068
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	595,061
Prologis L.P., 1.25%, 10/15/30	66,000	64,363
Prologis L.P., 2.13%, 10/15/50	50,000	44,899
Prologis L.P., 3.00%, 4/15/50	101,000	107,926
Prudential Financial, Inc., 1.50%, 3/10/26	282,000	293,696
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(d)	48,000	54,222
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(d)	131,000	139,129
Realty Income Corp., 3.25%, 1/15/31	285,000	314,103
Regency Centers L.P., 3.75%, 6/15/24	500,000	531,499
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	225,000	337,576
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	530,616
Sabra Health Care L.P./Sabra Capital Corp., 4.80%, 6/1/24	83,000	87,200
SBA Tower Trust, 1.88%, 1/15/26(a)	1,460,000	1,492,172
Simon Property Group L.P., 3.25%, 9/13/49	96,000	87,840
State Street Corp., Senior Note, 2.65%, 5/19/26	500,000	547,413
SVB Financial Group, 3.13%, 6/5/30	1,000,000	1,115,814
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
SVB Financial Group, Senior Note, 3.50%, 1/29/25	$500,000	$537,987
Synchrony Financial, 4.50%, 7/23/25	456,000	503,277
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(a)	210,000	216,212
Travelers Cos., Inc. (The), 2.55%, 4/27/50	600,000	587,272
Truist Bank, (5 year CMT + 1.150%), 2.64%, 9/17/29(d)	257,000	266,615
Truist Financial Corp., Senior Note, 4.00%, 5/1/25	212,000	240,992
Unum Group, 4.50%, 3/15/25	50,000	55,539
USAA Capital Corp., 2.13%, 5/1/30(a)	1,000,000	1,052,865
Visa, Inc., 0.75%, 8/15/27	49,000	48,600
Visa, Inc., 1.90%, 4/15/27	1,000,000	1,060,977
Voya Financial, Inc., 4.70%, 1/23/48 (4.70% fixed rate until 1/23/28; 2.08% + 3 month USD LIBOR thereafter)(d)	82,000	82,077
Wells Fargo & Co., 3.07%, 4/30/41 (SOFR + 2.530%)(d)	845,000	876,727
Wells Fargo & Co., 4.30%, 7/22/27	548,000	626,613
Wells Fargo & Co., 5.95%, 12/15/36	51,000	66,691
Wells Fargo & Co., (3 month USD LIBOR + 1.000%), 2.57%, 2/11/31(d)	670,000	700,517
Wells Fargo & Co., (3 month USD LIBOR + 4.240%), 5.01%, 4/4/51(d)	79,000	107,312
Welltower, Inc., 2.75%, 1/15/31	86,000	88,310
Willis North America, Inc., 3.88%, 9/15/49	76,000	87,022
Willis North America, Inc., 5.05%, 9/15/48	34,000	45,616
WR Berkley Corp., 4.00%, 5/12/50	160,000	190,058
Zions Bancorp NA, 3.25%, 10/29/29	271,000	271,035
Total Financial		71,781,764
INDUSTRIAL – 1.8%
3M Co., 3.05%, 4/15/30	1,000,000	1,143,864

See Notes to Financial Statements.
34   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
ABB Finance USA, Inc., 3.38%, 4/3/23	$169,000	$180,837
AECOM, 5.13%, 3/15/27	200,000	216,024
Amsted Industries, Inc., 5.63%, 7/1/27(a)	200,000	212,764
Arrow Electronics, Inc., 4.00%, 4/1/25	61,000	66,337
Boeing Co. (The), 3.75%, 2/1/50	525,000	480,350
Carrier Global Corp., 2.72%, 2/15/30(a)	66,000	68,918
Carrier Global Corp., 3.38%, 4/5/40(a)	160,000	166,992
Carrier Global Corp., 3.58%, 4/5/50(a)	70,000	73,856
Caterpillar Financial Services Corp., 0.65%, 7/7/23	182,000	182,738
Caterpillar Financial Services Corp., 1.10%, 9/14/27	135,000	135,416
CNH Industrial Cap LLC Co., 1.88%, 1/15/26	121,000	120,807
CNH Industrial Capital LLC, 4.20%, 1/15/24	468,000	502,759
Crowley Conro LLC, 4.18%, 8/15/43	449,298	537,843
Emerson Electric Co., 0.88%, 10/15/26	114,000	113,470
GATX Corp., 4.00%, 6/30/30	1,063,000	1,223,698
General Electric Co., 4.35%, 5/1/50	48,000	48,838
Honeywell International, Inc., 0.48%, 8/19/22	90,000	90,142
Huntington Ingalls Industries, Inc., 4.20%, 5/1/30(a)	120,000	137,604
Illinois Tool Works, Inc., 3.50%, 3/1/24	91,000	99,689
John Deere Capital Corp., 2.95%, 4/1/22	197,000	204,709
John Deere Capital Corp., Senior Note, 3.65%, 10/12/23	64,000	70,319
Kansas City Southern, 2.88%, 11/15/29	75,000	79,451
Kansas City Southern, 4.30%, 5/15/43	663,000	699,235
Kansas City Southern, 4.70%, 5/1/48	47,000	52,150
Kirby Corp., Senior Note, 4.20%, 3/1/28	114,000	118,271
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Martin Marietta Materials, Inc., 3.50%, 12/15/27	$106,000	$119,077
Masco Corp., 2.00%, 10/1/30	128,000	127,815
Nature Conservancy (The), 1.33%, 2/1/24 (3 month USD LIBOR + 1.08%)(d)	520,000	516,283
Owens Corning, 4.30%, 7/15/47	224,000	245,718
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.35%, 11/1/29(a)	27,000	28,686
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.40%, 11/15/26(a)	250,000	273,444
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.20%, 4/1/27(a)	90,000	100,854
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 4.13%, 8/1/23(a)	330,000	358,422
Rockwell Automation, Inc., Senior Note, 2.88%, 3/1/25	600,000	654,064
Sonoco Products Co., 3.13%, 5/1/30	170,000	184,147
Standard Industries, Inc., 4.38%, 7/15/30(a)	175,000	179,421
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28(a)	125,000	129,687
Stanley Black & Decker, Inc., 3.40%, 3/1/26	89,000	99,725
Stanley Black & Decker, Inc., (5 year CMT + 2.657%), 4.00%, 3/15/60(d)	180,000	187,078
Trimble, Inc., 4.75%, 12/1/24	15,000	16,613
Trimble, Inc., Senior Note, 4.15%, 6/15/23	250,000	269,401
Trimble, Inc., Senior Note, 4.90%, 6/15/28	231,000	272,450
Union Pacific Corp., 2.97%, 9/16/62(a)	225,000	220,160
United Parcel Service, Inc., 3.90%, 4/1/25	79,000	89,962
US Concrete, Inc., 6.38%, 6/1/24	38,000	39,187
Xylem, Inc., 1.95%, 1/30/28	721,000	750,793
Xylem, Inc., 2.25%, 1/30/31	250,000	264,867
Total Industrial		12,154,935

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   35

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – 0.8%
Apple, Inc., 2.05%, 9/11/26	$93,000	$99,409
Apple, Inc., Senior Bond, 3.85%, 8/4/46	325,000	405,695
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	563,803
Broadcom, Inc., 3.15%, 11/15/25	1,055,000	1,137,892
Broadcom, Inc., 3.46%, 9/15/26	123,000	134,760
Broadcom, Inc., 4.11%, 9/15/28	289,000	323,178
Broadcom, Inc., 4.15%, 11/15/30	92,000	103,287
Broadcom, Inc., 5.00%, 4/15/30	56,000	66,051
Dell International LLC/EMC Corp., Senior Secured Bond, 8.10%, 7/15/36(a)	126,000	165,492
Hewlett Packard Enterprise Co., 1.75%, 4/1/26	274,000	275,950
Hewlett Packard Enterprise Co., 4.65%, 10/1/24	117,000	132,281
Hewlett Packard Enterprise Co., Senior Bond, 6.20%, 10/15/35	87,000	108,802
IBM Credit LLC, Senior Note, 3.00%, 2/6/23	512,000	544,114
Leidos, Inc., 4.38%, 5/15/30(a)	34,000	39,790
Microsoft Corp., 2.68%, 6/1/60	56,000	58,637
Microsoft Corp., Senior Bond, 3.95%, 8/8/56	269,000	354,817
NVIDIA Corp., 3.70%, 4/1/60	105,000	124,827
Oracle Corp., Senior Note, 2.95%, 11/15/24	164,000	177,838
Texas Instruments, Inc., 3.88%, 3/15/39	525,000	648,079
VMware, Inc., 4.70%, 5/15/30	111,000	131,320
Total Technology		5,596,022
UTILITIES – 4.7%
AEP Texas, Inc., Series G, 4.15%, 5/1/49	65,000	77,883
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	538,874
Alabama Power Co., 3.75%, 3/1/45	170,000	196,099
Alabama Power Co., Senior Bond, Series A, 4.30%, 7/15/48	125,000	159,835
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Alliant Energy Finance LLC, 3.75%, 6/15/23(a)	$300,000	$322,096
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	103,000	113,279
American Water Capital Corp., 2.80%, 5/1/30	450,000	492,569
American Water Capital Corp., 3.45%, 5/1/50	54,000	60,400
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 8/20/26	225,000	247,327
Appalachian Power Co., 3.70%, 5/1/50	122,000	138,545
Atmos Energy Corp., 3.38%, 9/15/49	320,000	361,976
Avangrid, Inc., 3.20%, 4/15/25	287,000	315,813
Brooklyn Union Gas Co. (The), 4.49%, 3/4/49(a)	1,000,000	1,282,372
Bruce Mansfield Unit, 8.88%, 8/1/23(c)	100,000	125
CenterPoint Energy Houston Electric LLC, 2.90%, 7/1/50	1,000,000	1,070,791
Clearway Energy Operating LLC, 5.75%, 10/15/25	475,000	499,938
CMS Energy Corp., (5 year CMT + 4.116%), 4.75%, 6/1/50(d)	83,000	87,910
Commonwealth Edison Co., 3.70%, 8/15/28	820,000	952,785
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	605,000	764,271
Consolidated Edison Co. of New York, Inc., 0, 3.95%, 4/1/50	27,000	32,665
Dominion Energy South Carolina, Inc., 5.10%, 6/1/65	130,000	193,850
Dominion Energy, Inc., 3.07%, 8/15/24	850,000	913,863
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(d)	56,000	59,350
Dominion Energy, Inc., Senior Note, 4.25%, 6/1/28	270,000	317,791
DTE Electric Co., 3.95%, 3/1/49	1,242,000	1,563,505

See Notes to Financial Statements.
36   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Duke Energy Florida LLC, 3.80%, 7/15/28	$550,000	$644,187
Duke Energy Florida LLC, 4.20%, 7/15/48	50,000	63,613
East Ohio Gas Co. (The), 2.00%, 6/15/30(a)	875,000	905,559
Electricite de France S.A., Senior Note, 2.35%, 10/13/20(a)	14,000	14,009
Electricite de France S.A., Senior Note, 3.63%, 10/13/25(a)	1,000,000	1,119,704
Emera US Finance L.P., 3.55%, 6/15/26	400,000	446,242
Emera US Finance L.P., 4.75%, 6/15/46	125,000	150,357
Entergy Louisiana LLC, 4.20%, 9/1/48	310,000	395,808
Entergy Texas, Inc., 4.50%, 3/30/39	266,000	330,918
Essential Utilities, Inc., 3.35%, 4/15/50	70,000	74,645
Exelon Corp., 4.70%, 4/15/50	102,000	129,656
FirstEnergy Corp., Senior Bond, Series C, 4.85%, 7/15/47	100,000	120,221
FirstEnergy Corp., Senior Bond, Series C, 7.38%, 11/15/31	351,000	491,791
FirstEnergy Transmission LLC, 4.55%, 4/1/49(a)	90,000	105,575
Florida Power & Light Co., 2.85%, 4/1/25	950,000	1,041,730
Interstate Power & Light Co., 3.50%, 9/30/49	77,000	84,151
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23(a)	400,000	457,970
Kentucky Utilities Co., 3.30%, 6/1/50	50,000	54,486
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(a)	74,000	72,963
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	699,216
MidAmerican Energy Co., 3.65%, 4/15/29	1,000,000	1,190,735
National Fuel Gas Co., 5.50%, 1/15/26	1,225,000	1,336,962
NATIONAL RURAL UTIL COOP, 1.35%, 3/15/31	148,000	147,252
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	$402,000	$437,636
NextEra Energy Operating Partners L.P., 4.25%, 7/15/24(a)	575,000	599,552
NextEra Energy Operating Partners L.P., 4.25%, 9/15/24(a)	250,000	260,625
NiSource, Inc., Senior Bond, 5.65%, 2/1/45	108,000	149,047
NorthWestern Corp., 4.18%, 11/15/44	500,000	586,519
NSTAR Electric Co., 3.95%, 4/1/30	124,000	149,897
Oklahoma Gas & Electric Co., 3.25%, 4/1/30	725,000	811,922
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	846,835
Pacific Gas and Electric Co., 3.95%, 12/1/47	107,000	98,776
PacifiCorp, 4.13%, 1/15/49	135,000	168,194
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(a)	425,000	440,938
PECO Energy Co., 3.00%, 9/15/49	91,000	96,908
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	106,908
PSEG Power LLC, 3.85%, 6/1/23	1,110,000	1,194,171
Public Service Co. of Colorado, 2.70%, 1/15/51	217,000	219,987
Public Service Co. of Colorado, 3.70%, 6/15/28	104,000	121,307
Public Service Co. of Colorado, 4.10%, 6/15/48	200,000	256,456
Public Service Electric & Gas Co., 2.70%, 5/1/50	420,000	437,428
Sempra Energy, Senior Bond, 3.80%, 2/1/38	500,000	557,995
Southern California Edison Co., 3.65%, 2/1/50	8,000	8,311
Southern California Edison Co., Series C, 4.13%, 3/1/48	110,000	120,244
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	95,335

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   37

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Southern Power Co., Senior Note, 4.15%, 12/1/25	$500,000	$573,218
Southwest Gas Corp., 2.20%, 6/15/30	675,000	705,642
Southwestern Public Service Co., 3.75%, 6/15/49	360,000	423,979
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33(a)	453,500	498,888
Tucson Electric Power Co., 1.50%, 8/1/30	525,000	520,005
Union Electric Co., 2.95%, 6/15/27	117,000	128,958
Vistra Operations Co. LLC, 3.55%, 7/15/24(a)	305,000	324,861
Vistra Operations Co. LLC, 5.00%, 7/31/27(a)	100,000	105,146
Total Utilities		31,887,350
TOTAL CORPORATE BONDS (Cost: $192,936,845)		206,170,335
U.S. GOVERNMENT AGENCIES – 17.3%
Federal Home Loan Mortgage Corp., 0.25%, 8/24/23	1,050,000	1,050,091
Federal Home Loan Mortgage Corp., 0.25%, 9/8/23	1,300,000	1,300,815
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	202,937	211,960
Federal Home Loan Mortgage Corp., 2.50%, 2/1/28	151,612	159,749
Federal Home Loan Mortgage Corp., 2.50%, 6/1/28	134,709	142,694
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	281,819	306,318
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	597,731	626,028
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	814,700	869,175
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	470,841	496,281
Federal Home Loan Mortgage Corp., 3.00%, 9/1/46	115,808	121,800
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	1,976,426	2,081,558
Federal Home Loan Mortgage Corp., 3.00%, 4/1/47	583,729	612,392
Federal Home Loan Mortgage Corp., 3.50%, 11/1/28	365,154	397,054
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	$156,054	$168,425
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	619,273	671,927
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	281,253	305,216
Federal Home Loan Mortgage Corp., 3.50%, 1/1/45	385,193	416,760
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	319,403	338,974
Federal Home Loan Mortgage Corp., 3.50%, 8/1/46	840,424	926,084
Federal Home Loan Mortgage Corp., 3.50%, 1/1/47	310,601	339,850
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	310,690	328,948
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	3,394,945	3,711,816
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	174,822	192,511
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	340,018	375,798
Federal Home Loan Mortgage Corp., 4.00%, 10/1/47	143,806	159,170
Federal Home Loan Mortgage Corp., 4.00%, 3/1/48	511,085	568,836
Federal Home Loan Mortgage Corp., 4.00%, 6/1/48	1,689,631	1,848,748
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	84,578	93,063
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	361,995	398,217
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	609,689	659,939
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	43,996	49,104
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	133,144	144,257
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	133,949	145,838
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	320,214	347,770
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	278,156	307,604
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	190,849	219,620
Federal National Mortgage Association, 0.63%, 4/22/25	1,000,000	1,013,332
Federal National Mortgage Association, 0.88%, 8/5/30	1,615,000	1,588,278

See Notes to Financial Statements.
38   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 1.63%, 1/7/25	$770,000	$811,246
Federal National Mortgage Association, 2.00%, 8/1/35	2,068,030	2,150,057
Federal National Mortgage Association, 2.00%, 10/1/35(f)	500,000	519,531
Federal National Mortgage Association, 2.00%, 10/1/35	993,514	1,032,939
Federal National Mortgage Association, 2.00%, 10/1/50	4,750,000	4,911,236
Federal National Mortgage Association, 2.00%, 11/1/50(f)	5,000,000	5,156,395
Federal National Mortgage Association, 2.50%, 4/1/31	673,455	719,204
Federal National Mortgage Association, 2.50%, 7/1/35	2,921,135	3,057,164
Federal National Mortgage Association, 2.50%, 9/1/46	80,352	85,009
Federal National Mortgage Association, 2.50%, 10/1/46	222,917	237,390
Federal National Mortgage Association, 2.50%, 10/1/50	5,610,000	5,888,587
Federal National Mortgage Association, 2.50%, 10/1/50	1,500,000	1,574,489
Federal National Mortgage Association, 2.63%, 9/6/24	1,000,000	1,091,690
Federal National Mortgage Association, 3.00%, 5/1/30	226,104	242,592
Federal National Mortgage Association, 3.00%, 5/1/32	729,861	782,156
Federal National Mortgage Association, 3.00%, 10/1/32	721,044	756,495
Federal National Mortgage Association, 3.00%, 5/1/40	524,615	550,582
Federal National Mortgage Association, 3.00%, 5/1/43	724,248	771,440
Federal National Mortgage Association, 3.00%, 9/1/46	222,828	238,946
Federal National Mortgage Association, 3.00%, 11/1/46	2,692,934	2,830,723
Federal National Mortgage Association, 3.00%, 11/1/46	320,410	342,627
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.00%, 1/1/47	$481,896	$506,561
Federal National Mortgage Association, 3.00%, 2/25/47	627,348	668,658
Federal National Mortgage Association, 3.00%, 11/1/47	54,559	56,193
Federal National Mortgage Association, 3.00%, 5/1/50	2,074,875	2,173,549
Federal National Mortgage Association, 3.00%, 7/1/50	4,306,882	4,527,909
Federal National Mortgage Association, 3.00%, 9/1/50	2,489,655	2,615,973
Federal National Mortgage Association, 3.00%, 10/1/50(f)	500,000	523,770
Federal National Mortgage Association, 3.00%, 11/1/50(f)	500,000	523,887
Federal National Mortgage Association, 3.50%, 12/1/30	65,435	69,580
Federal National Mortgage Association, 3.50%, 5/1/40	188,327	199,633
Federal National Mortgage Association, 3.50%, 1/1/41	417,289	451,246
Federal National Mortgage Association, 3.50%, 8/1/42	324,541	348,821
Federal National Mortgage Association, 3.50%, 11/1/42	478,471	519,112
Federal National Mortgage Association, 3.50%, 8/1/43	176,805	192,946
Federal National Mortgage Association, 3.50%, 12/1/45	649,639	694,542
Federal National Mortgage Association, 3.50%, 12/1/45	440,162	469,437
Federal National Mortgage Association, 3.50%, 8/1/46	326,723	360,316
Federal National Mortgage Association, 3.50%, 12/1/46	199,841	212,266
Federal National Mortgage Association, 3.50%, 12/1/46	195,950	212,326
Federal National Mortgage Association, 3.50%, 1/1/47	263,161	278,607
Federal National Mortgage Association, 3.50%, 4/1/47	771,036	819,294

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   39

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.50%, 8/1/47	$16,942	$18,111
Federal National Mortgage Association, 3.50%, 9/1/47	404,946	428,675
Federal National Mortgage Association, 3.50%, 11/1/47	123,687	130,769
Federal National Mortgage Association, 3.50%, 11/1/47	8,684	9,595
Federal National Mortgage Association, 3.50%, 3/1/48	1,421,527	1,503,322
Federal National Mortgage Association, 3.50%, 4/1/48	373,572	394,922
Federal National Mortgage Association, 3.50%, 6/1/48	322,240	349,061
Federal National Mortgage Association, 3.50%, 11/1/48	616,277	652,273
Federal National Mortgage Association, 4.00%, 9/1/40	289,178	318,321
Federal National Mortgage Association, 4.00%, 3/1/41	506,542	559,092
Federal National Mortgage Association, 4.00%, 9/1/42	37,518	41,105
Federal National Mortgage Association, 4.00%, 1/1/44	14,332	15,957
Federal National Mortgage Association, 4.00%, 1/1/45	9,547	10,437
Federal National Mortgage Association, 4.00%, 6/1/45	7,356	8,116
Federal National Mortgage Association, 4.00%, 12/1/45	547,680	595,804
Federal National Mortgage Association, 4.00%, 12/1/45	17,677	19,669
Federal National Mortgage Association, 4.00%, 7/1/46	738,575	795,841
Federal National Mortgage Association, 4.00%, 3/1/47	281,477	308,880
Federal National Mortgage Association, 4.00%, 9/1/47	1,104,266	1,182,263
Federal National Mortgage Association, 4.00%, 9/1/47	46,915	50,318
Federal National Mortgage Association, 4.00%, 10/1/47	115,258	122,997
Federal National Mortgage Association, 4.00%, 12/1/47	526,737	564,364
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 4.00%, 12/1/47	$95,108	$105,869
Federal National Mortgage Association, 4.00%, 1/1/48	587,261	626,288
Federal National Mortgage Association, 4.00%, 2/1/48	219,411	234,417
Federal National Mortgage Association, 4.00%, 4/1/48	1,114,512	1,190,032
Federal National Mortgage Association, 4.50%, 9/1/40	294,274	330,192
Federal National Mortgage Association, 4.50%, 2/1/41	499,732	562,315
Federal National Mortgage Association, 4.50%, 9/1/42	5,758	6,404
Federal National Mortgage Association, 4.50%, 12/1/43	26,499	29,567
Federal National Mortgage Association, 4.50%, 7/1/46	259,169	283,642
Federal National Mortgage Association, 4.50%, 11/1/47	82,869	93,085
Federal National Mortgage Association, 4.50%, 1/1/48	243,989	274,612
Federal National Mortgage Association, 4.50%, 2/1/48	41,031	46,156
Federal National Mortgage Association, 4.50%, 3/1/48	181,092	203,313
Federal National Mortgage Association, 4.50%, 3/1/48	212,160	229,608
Federal National Mortgage Association, 4.50%, 5/1/48	180,800	202,986
Federal National Mortgage Association, 4.50%, 5/1/48	130,555	145,711
Federal National Mortgage Association, 5.00%, 9/1/40	247,865	285,492
Federal National Mortgage Association, 5.00%, 2/1/41	134,178	154,487
Federal National Mortgage Association, 5.00%, 7/1/44	350,301	402,876
Federal National Mortgage Association, 5.00%, 5/1/48	132,360	146,116
Federal National Mortgage Association, 5.00%, 8/1/48	39,844	45,165
Federal National Mortgage Association, 5.50%, 2/1/42	87,282	100,376
Government National Mortgage Association, 2.00%, 9/20/50	2,842,169	2,954,660

See Notes to Financial Statements.
40   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 2.50%, 12/20/46	$189,929	$200,061
Government National Mortgage Association, 2.50%, 6/20/50	3,085	3,230
Government National Mortgage Association, 2.50%, 7/20/50	2,038	2,134
Government National Mortgage Association, 2.50%, 8/20/50	6,173	6,464
Government National Mortgage Association, 2.50%, 9/20/50	498,731	524,156
Government National Mortgage Association, 2.50%, 10/20/50	2,985,000	3,138,021
Government National Mortgage Association, 2.50%, 11/1/50(f)	1,500,000	1,572,129
Government National Mortgage Association, 3.00%, 12/20/42	354,648	375,171
Government National Mortgage Association, 3.00%, 12/20/45	141,048	148,072
Government National Mortgage Association, 3.00%, 9/20/46	225,731	238,813
Government National Mortgage Association, 3.00%, 10/20/46	463,477	488,620
Government National Mortgage Association, 3.00%, 2/20/47	492,106	515,715
Government National Mortgage Association, 3.00%, 4/20/47	333,956	353,148
Government National Mortgage Association, 3.00%, 12/20/47	175,052	184,423
Government National Mortgage Association, 3.00%, 1/20/48	366,774	387,367
Government National Mortgage Association, 3.00%, 5/20/50	1,649,248	1,733,272
Government National Mortgage Association, 3.00%, 8/20/50	1,097,415	1,159,696
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 3.00%, 8/20/50	$558,782	$614,590
Government National Mortgage Association, 3.00%, 8/20/50	908,366	994,011
Government National Mortgage Association, 3.00%, 8/20/50	399,293	433,224
Government National Mortgage Association, 3.50%, 2/20/42	299,065	324,499
Government National Mortgage Association, 3.50%, 7/20/42	442,112	479,858
Government National Mortgage Association, 3.50%, 11/20/42	196,397	213,166
Government National Mortgage Association, 3.50%, 8/20/45	96,565	103,134
Government National Mortgage Association, 3.50%, 9/20/45	98,525	105,381
Government National Mortgage Association, 3.50%, 4/20/46	145,088	155,222
Government National Mortgage Association, 3.50%, 12/20/46	771,755	820,860
Government National Mortgage Association, 3.50%, 1/20/47	526,456	562,086
Government National Mortgage Association, 3.50%, 11/20/47	323,421	345,158
Government National Mortgage Association, 3.50%, 1/20/48	348,018	370,228
Government National Mortgage Association, 3.50%, 11/20/48	1,324,644	1,396,140
Government National Mortgage Association, 3.50%, 8/20/50	254,596	282,989
Government National Mortgage Association, 3.50%, 8/20/50	289,565	321,142
Government National Mortgage Association, 3.50%, 8/20/50	377,391	414,798

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   41

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 4.00%, 11/20/40	$153,606	$167,648
Government National Mortgage Association, 4.00%, 2/20/46	370,986	399,573
Government National Mortgage Association, 4.00%, 3/20/46	141,175	152,138
Government National Mortgage Association, 4.00%, 5/20/47	262,605	282,504
Government National Mortgage Association, 4.00%, 8/20/47	130,435	140,458
Government National Mortgage Association, 4.00%, 9/20/47	2,050,874	2,200,889
Government National Mortgage Association, 4.50%, 9/20/39	154,609	171,624
Government National Mortgage Association, 4.50%, 7/20/41	85,548	94,991
Government National Mortgage Association, 4.50%, 2/20/47	67,770	74,554
Government National Mortgage Association, 4.50%, 8/20/47	125,660	137,156
Government National Mortgage Association, 4.50%, 1/20/48	415,858	450,138
Government National Mortgage Association, 4.50%, 3/20/48	87,664	94,511
Government National Mortgage Association, 4.50%, 7/20/48	203,833	221,019
Government National Mortgage Association, 4.50%, 6/20/49	534,726	572,676
Government National Mortgage Association, 5.00%, 7/20/45	201,167	229,865
United States Department of Housing and Urban Development, 2.87%, 8/1/27	1,000,000	1,130,610
United States International Development Finance Corp., 1.05%, 10/15/29	1,000,000	1,012,240
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
United States International Development Finance Corp., 1.79%, 10/15/29	$1,000,000	$1,054,576
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $115,083,024)		118,158,533
ASSET-BACKED SECURITIES – 12.4%
ACC Trust, Series 2020-A, Class A, 6.00%, 3/20/23(a)	416,239	427,758
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(a)	1,418,311	1,475,540
Americredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24	500,000	525,399
Americredit Automobile Receivables Trust, Series 2018-3, Class C, 3.74%, 10/18/24	500,000	528,925
Americredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, 2/18/25	100,000	103,799
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	100,000	105,528
Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	300,000	312,939
Americredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, 7/18/25	500,000	515,726
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, 1/21/25	300,000	305,093
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR, (3 month USD LIBOR + 1.370%), 1.65%, 7/15/32(a)(d)	1,000,000	999,495
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 1.65%, 7/22/32 (3 month USD LIBOR + 1.39%)(a)(d)	500,000	500,080
Antares CLO 2020-1 Ltd., Series 2020-1A, Class B, Zero Coupon, 10/23/31,(a)	345,000	345,000

See Notes to Financial Statements.
42   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1, 1.05%, 8/25/34 (1 month USD LIBOR + 0.90%)(d)	$6,157	$6,064
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 1.35%, 7/26/31 (3 month USD LIBOR + 1.10%)(a)(d)	1,000,000	980,065
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25(a)	200,000	213,899
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23(a)	300,000	306,982
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25(a)	400,000	422,346
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26(a)	500,000	510,541
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, 8/20/26(a)	300,000	308,920
BABSON CLO Ltd., Zero Coupon, 10/15/33,(a)	1,000,000	1,000,000
Bain Capital Credit CLO Ltd., Series 2016-2A, Class CR, 2.83%, 1/15/29 (3 month USD LIBOR + 2.55%)(a)(d)	660,000	649,700
Ballyrock CLO Ltd., Series 2016-1A, Class AR, 1.63%, 10/15/28 (3 month USD LIBOR + 1.35%)(a)(d)	500,000	498,142
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, 1.31%, 7/17/28 (3 month USD LIBOR + 1.04%)(a)(d)	1,250,000	1,241,936
Battalion CLO XI Ltd., Series 2017-11A, Class A, 1.51%, 10/24/29 (3 month USD LIBOR + 1.25%)(a)(d)	500,000	498,945
Business Jet Securities LLC, Series 2018-2, Class B, 5.44%, 6/15/33(a)	837,579	842,275
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44(a)	$944,776	$947,606
Capital Automotive REIT, Series 2020-1A, Class B1, 4.17%, 2/15/50(a)	540,000	554,062
Catamaran CLO Ltd., Series 2014-1A, Class A1AR, 1.52%, 4/22/30 (3 month USD LIBOR + 1.26%)(a)(d)	994,896	979,694
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30(a)	376,253	377,430
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28%, 7/15/60(a)	390,000	396,742
CFG Investments Ltd., Series 2019-1, Class A, 5.56%, 8/15/29(a)	450,000	454,057
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, 1.00%, 6/25/34 (1 month USD LIBOR +0.855%)(d)	48,609	47,472
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 1.47%, 10/17/31 (3 month USD LIBOR + 1.20%)(a)(d)	1,000,000	993,665
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	600,000	724,933
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46(a)	99,120	103,227
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/50(a)	541,749	553,220
CSMC Trust, Series 2006-CF2, Class M3, 0.80%, 5/25/36 (1 month USD LIBOR + 0.65%)(a)(d)	25,000	24,947
CSMC Trust, Series 2018-RPL8, Class A1, 4.13%, 7/25/58(a)(d)	147,819	148,402
Dorchester Park CLO DAC, Series 2015-1A, Class AR, 1.17%, 4/20/28 (3 month USD LIBOR + 0.90%)(a)(d)	980,346	973,745

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   43

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, 2/15/24	$200,000	$203,623
Elevation CLO Ltd., Series 2014-2A, Class A1R, 1.51%, 10/15/29 (3 month USD LIBOR + 1.23%)(a)(d)	500,000	493,368
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 1.25%, 5/25/37 (1 month USD LIBOR + 1.10%)(a)(d)	18,294	18,248
Elm Trust, Series 2018-2A, Class A2, 4.61%, 10/20/27(a)	1,200,000	1,199,589
Elm Trust, Series 2018-2A, Class B, 5.58%, 10/20/27(a)	200,000	198,915
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31(a)	285,655	290,641
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31(a)	500,000	550,754
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30(a)	1,000,000	1,093,143
Ford Credit Auto Owner Trust, Series 2020-REV1, 2.04%, 8/15/31(a)	800,000	838,107
Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class A, 1.06%, 9/15/27	600,000	601,053
FREED ABS TRUST, Series 2018-1, Class A, 3.61%, 7/18/24(a)	23,878	23,897
FREED ABS TRUST, Series 2018-1, Class B, 4.56%, 7/18/24(a)	190,000	190,502
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/40(a)	570,000	569,460
Global SC Finance VII Srl, Series 2020-2A, Class A, 2.26%, 11/19/40(a)	300,000	299,886
Global SC Finance VII Srl, Series 2020-2A, Class B, 3.32%, 11/19/40(a)	250,000	249,932
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, 6/17/24	100,000	105,733
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, 4/15/26(a)	$800,000	$858,410
Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.61%, 11/22/27(a)	1,470,000	1,482,967
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41(a)	613,406	635,939
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42(a)	281,508	285,397
HERO Funding Trust, Series 2020-1A, Class A, 2.59%, 9/20/57(a)	935,000	936,620
Home Equity Asset Trust, Series 2003-1, Class M1, 1.65%, 6/25/33 (1 month USD LIBOR + 1.50%)(d)	5,720	5,714
HPS Loan Management Ltd., Series 15A-19, Class A1, 1.58%, 7/22/32 (3 month USD LIBOR + 1.32%)(a)(d)	500,000	495,507
Invitation Homes Trust, Series 2018-SFR3, Class A, (1 month USD LIBOR + 1.000%), 1.15%, 7/17/37(a)(d)	91,881	91,895
KREF Ltd., Series 2018-FL1, Class A, 1.25%, 6/15/36 (1 month USD LIBOR + 1.10%)(a)(d)	1,450,000	1,439,764
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48(a)	174,274	178,204
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, 1/25/59(a)	71,208	72,442
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75%, 1/25/59(a)	78,976	80,288
Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, 5/25/59(a)	173,632	174,006
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54(a)(d)	53,216	53,714
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,208,953	1,367,280

See Notes to Financial Statements.
44   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
LTCG Securitization Issuer LLC, Series 2018-A, Class A, 4.59%, 6/15/48(a)	$830,810	$833,396
MCA Fund II Holding LLC, Series 2017-1, Class A, 1.93%, 8/15/28 (3 month USD LIBOR + 1.65%)(a)(d)	250,826	250,391
MelTel Land Funding LLC, Series 2019-1A, Class A, 3.77%, 4/15/49(a)	536,971	549,634
Midocean Credit CLO IX, Series 2018-9A, Class A1, 1.42%, 7/20/31 (3 month USD LIBOR + 1.15%)(a)(d)	500,000	491,030
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42(a)	100,000	107,556
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41(a)	300,000	325,895
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41(a)	300,000	321,364
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE6, Class M1, 0.97%, 8/25/34 (1 month USD LIBOR + 0.83%)(d)	6,432	6,388
Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46(a)	950,254	970,801
Mosaic Solar Loans LLC, 1.44%, 8/20/46(a)	1,000,000	992,469
Mountain View CLO LLC, Series 2017-2A, Class A, 1.48%, 1/16/31 (3 month USD LIBOR + 1.21%)(a)(d)	260,000	255,024
Mountain View CLO IX Ltd., Series 2015-9A, Class A1R, 1.40%, 7/15/31 (3 month USD LIBOR + 1.12%)(a)(d)	1,000,000	974,559
NADG NNN Operating L.P., Series 2019-1, Class A, 3.37%, 12/28/49(a)	388,538	399,068
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34(a)	1,232,430	1,254,411
Nationstar HECM Loan Trust 2020-1, Series 2020-1A, Class A1, 1.27%, 9/25/30(a)(d)	660,000	659,306
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42(a)	$186,688	$191,945
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68(a)	300,000	309,768
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A, 2.64%, 5/15/68(a)	300,000	313,262
Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.60%, 8/15/68(a)	400,000	413,953
Navient Private Education Refi Loan Trust, Series 2020-B, Class A2, 2.12%, 1/15/69(a)	300,000	308,047
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.69%, 5/15/69(a)	644,161	652,339
Navient Student Loan Trust, Series 2018-EA, Class A2, 4.00%, 12/15/59(a)	200,000	207,850
Newtek Small Business Loan Trust, Series 2018-1, Class A, 1.85%, 2/25/44 (1 month USD LIBOR + 1.70%)(a)(d)	563,397	549,327
Newtek Small Business Loan Trust, Series 2018-1, Class B, 3.15%, 2/25/44 (1 month USD LIBOR + 3.00%)(a)(d)	271,135	246,426
NRZ Advance Receivables Trust 2015-ON1, Series 2020-T2, Class AT2, 1.48%, 9/15/53(a)	510,000	510,735
Oaktree CLO Ltd., Series 2015-1A, Class A1R, 1.14%, 10/20/27 (3 month USD LIBOR + 0.87%)(a)(d)	1,688,638	1,677,316
Ocean Trails CLO V, Series 2014-5A, Class ARR, (3 month USD LIBOR + 1.280%), 1.55%, 10/13/31(a)(d)	1,483,681	1,461,369
OnDeck Asset Securitization Trust LLC, Series 2018-1A, Class A, 3.50%, 4/18/22(a)	118,681	118,806
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/24(a)	418,615	423,892

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   45

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27(a)	$600,000	$655,341
OneMain Financial Issuance Trust 2020-2, Series 2020-2A, Class A, 1.75%, 9/14/35(a)	400,000	402,916
OneMain Financial Issuance Trust 2020-A, Series 2020-1A, Class A, 3.84%, 5/14/32(a)	200,000	210,338
Oportun Funding IX LLC, Series 2018-B, Class A, 3.91%, 7/8/24(a)	750,000	762,677
Oportun Funding IX LLC, Series 2018-B, Class B, 4.50%, 7/8/24(a)	490,000	492,978
Oportun Funding X LLC, Series 2018-C, Class A, 4.10%, 10/8/24(a)	200,000	203,499
Oportun Funding XII LLC, Series 2018-D, Class A, 4.15%, 12/9/24(a)	100,000	101,860
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, 2/15/27(a)	750,000	772,620
Oxford Finance Funding LLC, Series 2020-1A, Class A2, 3.10%, 2/15/28(a)	800,000	812,528
OZLM XXIV Ltd., Series 2019-24A, Class A1A, 1.66%, 7/20/32 (3 month USD LIBOR + 1.39%)(a)(d)	500,000	495,803
Palmer Square Loan Funding 2020-4 Ltd., Series 2020-4A, Class B, Zero Coupon, 11/25/28,(a)	730,000	730,000
Pawnee Equipment Receivables, Series 2020-1, Class A, 1.37%, 11/17/25(a)	650,000	648,830
ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A (PRIME + 0.50%), 2.75%, 12/27/44(a)(d)	455,665	424,611
Regional Management Issuance Trust 2020-1, Series 2020-1, Class A, 2.34%, 10/15/30(a)	220,000	219,909
Renew, Series 2018-1, Class A, 3.95%, 9/20/53(a)	298,027	320,418
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27(a)	$570,000	$579,439
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45(a)	740,000	765,865
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	500,000	514,027
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28%, 9/15/23	700,000	708,501
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25	300,000	306,316
Santander Drive Auto Receivables Trust 2020-3, Series 2020-3, Class C, 1.12%, 1/15/26	400,000	400,355
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class B, 3.08%, 9/20/32(a)	202,975	202,872
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.50%, 6/20/35(a)	106,223	110,406
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, 1/20/36(a)	94,213	97,458
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A, 2.59%, 5/20/36(a)	222,437	228,511
SoFi Consumer Loan Program Trust, Series 2020-1, Class 1A, 2.02%, 1/25/29(a)	391,629	395,804
SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.95%, 2/15/46(a)	367,244	375,557
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48(a)	400,000	422,896
Sofi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.37%, 11/16/48(a)	300,000	308,335

See Notes to Financial Statements.
46   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.54%, 5/15/46(a)	$400,000	$415,261
SolarCity FTE, Series 2016-A, Class A, 4.80%, 9/20/48(a)	369,935	383,554
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 1.32%, 1/26/31 (3 month USD LIBOR + 1.07%)(a)(d)	250,000	245,780
Springleaf Funding Trust, Series 2017-AA, Class A, 2.68%, 7/15/30(a)	492,968	493,609
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44(a)	1,249,892	1,346,635
Starwood Waypoint Homes Trust, Series 2017-1, Class A, (1 month USD LIBOR + 0.950%), 1.10%, 1/17/35(a)(d)	90,172	90,068
Store Master Funding I-VII, Series 2019-1, Class A1, 2.82%, 11/20/49(a)	1,031,990	1,041,416
STWD Ltd., Series 2019-FL1, Class B, 1.75%, 7/15/38 (1 month USD LIBOR + 1.60%)(a)(d)	470,000	462,691
STWD Ltd., Series 2019-FL1, Class C, 2.10%, 7/15/38 (1 month USD LIBOR + 1.95%)(a)(d)	280,000	273,195
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49(a)	239,179	261,195
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(a)	446,153	457,211
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33(a)	1,300,000	1,324,796
Taco Bell Funding LLC, Series 2016-1A, Class A2II, 4.38%, 5/25/46(a)	483,750	485,704
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/48(a)	491,250	501,620
Tesla Auto Lease Trust, Series 2019-A, Class A3, 2.16%, 10/20/22(a)	1,000,000	1,024,905
Tesla Auto Lease Trust, Series 2019-A, Class A4, 2.20%, 11/21/22(a)	500,000	513,882
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
TH Msrissuer Trust, Series 2019-FT1, Class A, 2.95%, 6/25/24 (1 month USD LIBOR + 2.80%)(a)(d)	$450,000	$424,413
TICP CLO IX Ltd., Series 2017-9A, Class A, 1.41%, 1/20/31 (3 month USD LIBOR + 1.14%)(a)(d)	1,000,000	991,998
Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/31(a)	200,000	213,391
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33(a)	500,000	513,111
Trafigura Securitisation Finance PLC, Series 2018-1A, Class A2, 3.73%, 3/15/22(a)	200,000	202,189
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 1.73%, 7/20/32 (3 month USD LIBOR + 1.46%)(a)(d)	500,000	496,359
Trinitas CLO VI Ltd., Series 2017-6A, Class AR, 1.42%, 7/25/29 (3 month USD LIBOR + 1.17%)(a)(d)	1,250,000	1,234,923
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44(a)	835,846	852,874
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50(a)	700,000	729,475
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(a)	241,947	248,872
Vivint Solar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48(a)	841,733	854,148
Wellfleet CLO Ltd., Series 2018-1A, Class A, 1.37%, 7/17/31 (3 month USD LIBOR + 1.10%)(a)(d)	1,000,000	981,504
Wendy’s Funding LLC, Series 2015-1A, Class A23, 4.50%, 6/15/45(a)	475,000	484,928
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49(a)	488,750	518,246
World Omni Select Auto Trust, Series 2018-1A, Class B, 3.68%, 7/15/23(a)	210,000	213,884

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   47

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
World Omni Select Auto Trust, Series 2018-1A, Class C, 3.86%, 1/15/25(a)	$300,000	$308,620
World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, 12/15/25	400,000	411,331
World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, 12/15/25	100,000	103,157
York CLO-6 Ltd., Series 2019-1A, Class A1, 1.61%, 7/22/32 (3 month USD LIBOR + 1.35%)(a)(d)	500,000	495,023
Zais CLO 9 Ltd., Series 2018-2A, Class A, 1.47%, 7/20/31 (3 month USD LIBOR + 1.20%)(a)(d)	984,038	962,571
TOTAL ASSET-BACKED SECURITIES (Cost: $83,627,771)		84,998,833
COMMERCIAL MORTGAGE-BACKED SECURITIES – 10.4%
Mortgage Trust, Series 2020-P1, Class A1, 2.84%, 4/15/25(a)(d)	847,876	863,980
Angel Oak Mortgage Trust I LLC, Series 2017-1, Class A3, CMO, 3.64%, 1/25/47(a)(d)	36,105	36,097
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 1.00%, 9/15/34 (1 month USD LIBOR + 0.85%)(a)(d)	400,000	388,580
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class C, 4.51%, 9/15/48(d)	500,000	483,396
BANK, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	673,085
BANK, Series 2019-BN23, Class AS, 3.20%, 12/15/52	500,000	553,920
BANK 2020-BNK28, Series 2020-BN28, Class A3, 1.58%, 3/15/63	1,200,000	1,207,020
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.25%, 7/25/29 (1 month USD LIBOR + 1.10%)(a)(d)	33,643	33,575
Bellemeade Re Ltd., Series 2019-3A, Class M1B, 1.75%, 7/25/29 (1 month USD LIBOR + 1.60%)(a)(d)	150,000	146,679
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Bellemeade Re Ltd., Series 2020-1A, Class M1A, CMO, (1 month USD LIBOR + 2.650%), 2.80%, 6/25/30(a)(d)	$170,000	$170,349
Bellemeade Re Ltd., Series 2020-1A, Class M1B, CMO, (1 month USD LIBOR + 3.400%), 3.55%, 6/25/30(a)(d)	150,000	152,045
Benchmark 2020-B19 Mortgage Trust, Series 2020-B19, Class A4, 1.55%, 9/15/53	1,200,000	1,208,725
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	543,309
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 4.03%, 3/15/62(a)(d)	250,000	258,200
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	967,075
Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, 9/15/48(a)	1,500,000	1,583,843
BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 0.95%, 12/15/36 (1 month USD LIBOR +0.800%)(a)(d)	699,360	698,517
BXMT 2020-FL2 Ltd., Series 2020-FL2, Class A, (1 month USD LIBOR + 0.900%), 1.05%, 2/16/37(a)(d)	840,000	824,775
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A3, 2.75%, 1/15/53	800,000	879,127
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49(d)	500,000	542,414
CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	978,651
Century Plaza Towers, Series 2019-CPT, Class A, 2.87%, 11/13/39(a)	250,000	272,130
Century Plaza Towers, Series 2019-CPT, Class E, 3.10%, 11/13/39(a)(d)	400,000	376,889

See Notes to Financial Statements.
48   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class B, 1.90%, 7/15/30 (1 month USD LIBOR + 1.75%)(a)(d)	$1,300,000	$1,234,095
CIM Trust, Series 2017-3, Class A1, 2.16%, 1/25/57 (1 month USD LIBOR + 2.00%)(a)(d)	62,917	63,268
CIM Trust, Series 2017-5, Class A3, CMO, 4.00%, 5/25/57(a)(d)	500,000	499,675
CIM Trust, Series 2017-6, Class A1, 3.02%, 6/25/57(a)(d)	175,999	177,692
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	114,286	123,523
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	121,171
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	869,476
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, 12/15/72	1,100,000	1,219,814
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class C, 3.74%, 11/10/52(d)	450,000	454,281
COMM 2013-LC13 Mortgage Trust, Series 2013-LC13, Class D, 5.46%, 8/10/46(a)(d)	1,000,000	817,160
COMM Mortgage Trust, Series 2016-CR28, Class B, 4.79%, 2/10/49(d)	500,000	540,767
Connecticut Avenue Securities Trust, Series 2020-R01, 0.95%, 1/25/40 (1 month USD LIBOR +0.800%)(a)(d)	59,509	59,262
Connecticut Avenue Securities Trust 2019-R06, Series 2019-R06, Class 2M2, CMO, (1 month USD LIBOR + 2.100%), 2.25%, 9/25/39(a)(d)	8,660	8,590
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Connecticut Avenue Securities Trust 2020-R02, Series 2020-R02, Class 2M2, CMO, (1 month USD LIBOR + 2.000%), 2.15%, 1/25/40(a)(d)	$40,000	$38,965
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	136,599	148,311
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	824,155
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57(a)(d)	232,249	254,690
DBJPM Mortgage Trust, Series 2016-C3, Class A4, 2.63%, 8/10/49	1,100,000	1,180,348
Federal Home Loan Mortgage Corp., Series 2016-HQA3, Class M2, CMO, (1 month USD LIBOR + 1.350%), 1.50%, 3/25/29(d)	24,759	24,759
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1, 1.35%, 10/25/29 (1 month USD LIBOR + 1.20%)(d)	25,400	25,400
Federal Home Loan Mortgage Corp., Series 2018-DNA1, Class M2, CMO, (1 month USD LIBOR + 1.800%), 1.95%, 7/25/30(d)	8,720	8,567
Federal Home Loan Mortgage Corp., Series 2018-HQA1, Class M2, CMO, (1 month USD LIBOR + 2.300%), 2.45%, 9/25/30(d)	47,725	46,945
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class M2, 4.47%, 11/25/48(a)(d)	73,608	73,182
Federal Home Loan Mortgage Corp., Series 2018-SPI1, Class M1, 3.72%, 2/25/48(a)(d)	2,302	2,315
Federal Home Loan Mortgage Corp., Series 2019-HQA4, Class M2, CMO, REMIC, (1 month USD LIBOR + 2.050%), 2.20%, 11/25/49(a)(d)	47,041	46,426

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   49

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class M2, CMO, REMIC, (1 month USD LIBOR + 1.850%), 2.00%, 2/25/50(a)(d)	$10,000	$9,735
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M2, CMO, REMIC, (1 month USD LIBOR + 3.100%), 3.25%, 3/25/50(a)(d)	14,000	13,790
Federal Home Loan Mortgage Corp., Series 2020-HQA3, Class M2, CMO, REMIC, (1 month USD LIBOR + 3.600%), 3.75%, 7/25/50(a)(d)	280,000	281,402
Federal Home Loan Mortgage Corp., Series 326, Class 350, CMO, STRIPS, 3.50%, 3/15/44	117,157	128,409
Federal Home Loan Mortgage Corp., Series 4661, Class BV, CMO, REMIC, 3.50%, 12/15/36	1,000,000	1,056,363
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 9.60%, 10/15/48 (1 month USD LIBOR + 9.84%)(d)	171,296	217,865
Federal Home Loan Mortgage Corp., Series K063, Class AM, 3.51%, 1/25/27(d)	500,000	577,927
Federal Home Loan Mortgage Corp., Series K067, Class AM, 3.28%, 8/25/27	1,000,000	1,140,640
Federal Home Loan Mortgage Corp., Series K069, Class AM, 3.25%, 9/25/27(d)	875,000	999,562
Federal Home Loan Mortgage Corp., Series K076, Class AM, 3.90%, 4/25/28	1,940,000	2,322,667
Federal Home Loan Mortgage Corp., Series K077, Class AM, 3.85%, 5/25/28(d)	150,000	178,707
Federal Home Loan Mortgage Corp., Series K088, Class AM, 3.76%, 1/25/29(d)	360,000	429,985
Federal Home Loan Mortgage Corp., Series K083, Class AM, 4.03%, 10/25/28(d)	350,000	426,091
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal Home Loan Mortgage Corp., Series K086, Class AM, 3.92%, 12/25/28(d)	$100,000	$120,461
Federal Home Loan Mortgage Corp., Series K090, Class AM, 3.49%, 3/25/29(d)	700,000	825,082
Federal Home Loan Mortgage Corp., Series K091, Class AM, 3.57%, 3/25/29	750,000	887,243
Federal Home Loan Mortgage Corp., Series K157, Class A2, 3.99%, 5/25/33(d)	600,000	745,600
Federal Home Loan Mortgage Corp., Series KC03, Class A2, 3.50%, 1/25/26	450,000	491,219
Federal Home Loan Mortgage Corp., Series W5FX, Class AFX, 3.34%, 4/25/28(d)	1,580,000	1,788,289
Federal National Mortgage Association, Series 2014-C02, Class 1M2, 2.75%, 5/25/24 (1 month USD LIBOR + 2.60%)(d)	106,686	93,381
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.15%, 7/25/24 (1 month USD LIBOR + 3.00%)(d)	140,310	122,604
Federal National Mortgage Association, Series 2015-C04, Class 1M2, CMO, (1 month USD LIBOR + 5.700%), 5.85%, 4/25/28(d)	18,626	19,280
Federal National Mortgage Association, Series 2015-C04, Class 2M2, CMO, (1 month USD LIBOR + 5.550%), 5.70%, 4/25/28(d)	11,039	11,330
Federal National Mortgage Association, Series 2016-C01, Class 1M2, CMO, (1 month USD LIBOR + 6.750%), 6.90%, 8/25/28(d)	60,884	63,181

See Notes to Financial Statements.
50   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal National Mortgage Association, Series 2016-C01, Class 2M2, CMO, (1 month USD LIBOR + 6.950%), 7.10%, 8/25/28(d)	$27,741	$29,701
Federal National Mortgage Association, Series 2016-C02, Class 1M2, CMO, (1 month USD LIBOR + 6.000%), 6.15%, 9/25/28(d)	133,126	140,880
Federal National Mortgage Association, Series 2017-C02, Class 2ED4, 1.00%, 9/25/29 (1 month USD LIBOR + 0.85%)(d)	92,936	90,678
Federal National Mortgage Association, Series 2016-C03, Class 2M2, CMO, (1 month USD LIBOR + 5.900%), 6.05%, 10/25/28(d)	37,219	39,319
Federal National Mortgage Association, Series 2017-C05, Class 1M2A, 2.35%, 1/25/30 (1 month USD LIBOR + 2.20%)(d)	7,441	7,860
Federal National Mortgage Association, Series 2018-C02, Class 2M2, CMO, (1 month USD LIBOR + 2.200%), 2.35%, 8/25/30(d)	13,152	12,723
Federal National Mortgage Association, Series 2018-C03, Class 1EA2, 1.00%, 10/25/30 (1 month USD LIBOR + 0.85%)(d)	48,875	48,592
Federal National Mortgage Association, Series 2018-C04, Class 2M2, CMO, (1 month USD LIBOR + 2.550%), 2.70%, 12/25/30(d)	7,381	7,249
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.48%, 7/25/28(d)	135,383	149,100
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal National Mortgage Association, Series 2018-M10, Class A2, 3.48%, 7/25/28(d)	$1,225,000	$1,423,797
Federal National Mortgage Association, Series 2018-M14, Class A2, 3.70%, 8/25/28(d)	550,000	648,923
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.44%, 6/25/28(d)	500,000	579,022
Federal National Mortgage Association, Series 2019-M21, Class 3A1, 2.10%, 6/25/34	978,655	1,014,195
Federal National Mortgage Association, Series 2019-M22, Class A1, 2.10%, 8/25/29	944,644	1,001,521
Federal National Mortgage Association, Series 2019-M25, Class AV1, 2.05%, 12/25/26	530,359	542,763
Government National Mortgage Association, Series 2017-101, Class AB, 2.50%, 7/20/47	402,205	422,265
Government National Mortgage Association, Series 2013-99, Class AX, 3.00%, 7/20/43	306,472	327,225
Government National Mortgage Association, Series 2015-143, Class WA, 4.00%, 10/20/45	352,278	387,121
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46(g)	99,962	11,667
Government National Mortgage Association, Series 2019-M25, Class AB, 3.50%, 1/20/49	332,888	364,688
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51(d)	800,000	891,639
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,100,000	1,173,013
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,000,000	1,126,946

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   51

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
GS Mortgage Securities Trust, Series 2019-GC42, Class A3, 2.75%, 9/1/52	$1,100,000	$1,199,171
GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.13%, 5/12/53	1,400,000	1,467,963
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A4, CMO, 3.50%, 7/25/50(a)(d)	84,499	85,789
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 0.78%, 8/19/45 (1 month USD LIBOR + 0.62%)(d)	52,320	50,405
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.63%, 8/5/34(a)(d)	900,000	598,261
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,199,277
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 1.15%, 9/15/29 (1 month USD LIBOR + 1.00%)(a)(d)	400,000	390,368
JP Morgan Mortgage Trust, Series 2016-1, Class A5, CMO, 3.50%, 5/25/46(a)(d)	46,223	46,496
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47(a)(d)	24,891	25,490
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47(a)(d)	111,423	111,854
JP Morgan Mortgage Trust, Series 2018-5, Class A13, 3.50%, 10/25/48(a)(d)	33,481	35,005
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 0.90%, 4/25/46 (1 month USD LIBOR + 0.75%)(a)(d)	47,829	47,614
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49(a)(d)	14,017	14,369
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49(a)(d)	10,253	10,509
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49(a)(d)	$32,592	$33,434
JP Morgan Mortgage Trust, Series 2019-2, Class A4, CMO, 4.00%, 8/25/49(a)(d)	950	950
JP Morgan Mortgage Trust, Series 2020-1, Class B2, 3.88%, 6/25/50(a)(d)	34,537	36,376
JP Morgan Mortgage Trust 2019-INV1, Series 2019-INV1, Class A11, CMO, 1.10%, 10/25/49(a)(d)	85,754	85,651
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.05%, 11/15/47(a)(d)	470,000	351,010
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	303,954	327,426
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	114,286	125,387
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	1,073,695	1,193,509
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	1,061,380
LSTAR Securities Investment Trust, Series 2019-2, Class A1, 1.66%, 4/1/24 (1 month USD LIBOR + 1.50%)(a)(d)	74,745	77,018
Manhattan West, Series 2020-1MW, Class C, 2.41%, 9/10/39(a)(d)	500,000	498,518
MBRT, Series 2019-MBR, Class A, 1.00%, 11/15/36 (1 month USD LIBOR + 0.85%)(a)(d)	420,000	406,438
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 5.06%, 11/15/46(d)	375,000	367,922

See Notes to Financial Statements.
52   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	$166,820	$182,522
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	257,286	280,453
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 5/15/49(a)	400,000	300,733
Morgan Stanley Capital I Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	669,327
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 1.55%, 5/15/36 (1 month USD LIBOR + 1.40%)(a)(d)	1,000,000	956,647
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	1,117,072
Mortgage Repurchase Agreement Financing Trust, Series 2020-3, Class A1, CMO, (1 month USD LIBOR + 1.250%), 1.41%, 1/23/23(a)(d)	100,000	100,004
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, Class A1, CMO, (1 month USD LIBOR + 1.350%), 1.51%, 4/23/23(a)(d)	100,000	100,016
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, Class A2, CMO, (1 month USD LIBOR + 1.350%), 1.51%, 4/23/23(a)(d)	185,000	185,029
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35(a)	109,923	107,799
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class F, 4.40%, 7/15/36 (1 month USD LIBOR + 4.25%)(a)(d)	750,000	690,794
New Residential Mortgage Loan Trust, Series 2015-1A, Class A3, CMO, 3.75%, 5/28/52(a)(d)	92,487	98,912
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 0.90%, 1/25/48 (1 month USD LIBOR + 0.75%)(a)(d)	$102,367	$102,139
Oaktown Re IV Ltd., Series 2020-1A, Class M1B, CMO, (1 month USD LIBOR + 4.750%), 4.90%, 7/25/30(a)(d)	150,000	150,028
OBX 2018-1 Trust, Series 2018-1, Class A2, CMO, (1 month USD LIBOR + 0.650%), 0.80%, 6/25/57(a)(d)	33,321	33,271
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)	350,000	372,175
RESIMAC Premier, Series 2020-1A, Class A1A, CMO, Zero Coupon, 2/7/52,(a)	330,000	330,000
RETL, Series 2019-RVP, Class A, 1.30%, 3/15/36 (1 month USD LIBOR + 1.15%)(a)(d)	45,863	45,864
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	441,004	480,035
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45(a)(d)	32,452	33,572
Sequoia Mortgage Trust, Series 2019-2, Class A1, 4.00%, 6/25/49(a)(d)	85,451	87,132
Sequoia Mortgage Trust, Series 2019-5, Class A1, 3.50%, 12/25/49(a)(d)	79,443	81,616
Sequoia Mortgage Trust, Series 2020-3, Class A19, CMO, 3.00%, 4/25/50(a)(d)	136,849	139,959
Sequoia Mortgage Trust 2017-6, Series 2017-6, Class A19, CMO, 3.50%, 9/25/47(a)(d)	46,424	47,398
Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10, 3.50%, 11/25/46(a)(d)	228,528	231,734
STACR Trust, Series 2018-DNA3, Class M1, 0.90%, 9/25/48 (1 month USD LIBOR + 0.75%)(a)(d)	378	377

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   53

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	$600,000	$665,724
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	167,431
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	305,000	341,992
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,273,661
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	559,465
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30(a)	1,300,000	1,316,602
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.23%, 3/10/46(a)(d)	225,000	117,883
VNDO 2013-PENN Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/29(a)	500,000	499,670
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class AS, 3.54%, 10/15/45	140,000	145,475
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3, 3.32%, 10/15/50	450,000	498,567
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	950,000	1,062,016
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class C, 1.89%, 2/15/37 (1 month USD LIBOR +1.740%)(a)(d)	1,295,000	1,146,708
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A17, 4.00%, 4/25/49(a)(d)	28,413	28,797
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.28%, 5/15/45(a)(d)	225,000	209,311
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 4.85%, 12/15/46(d)	$350,000	$326,823
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $67,555,059)		71,229,241
U.S. GOVERNMENT OBLIGATIONS – 6.7%
U.S. Treasury Bonds, 1.25%, 5/15/50	1,278,000	1,211,105
U.S. Treasury Bonds, 3.00%, 11/15/44	3,520,000	4,703,187
U.S. Treasury Bonds, 3.00%, 5/15/45	700,000	937,180
U.S. Treasury Bonds, 3.75%, 11/15/43	3,515,000	5,221,423
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/36,	365,000	304,086
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/36,	350,000	290,207
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/37(h)	1,330,000	1,082,106
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/41	2,120,000	1,586,129
U.S. Treasury Coupon STRIP, Zero Coupon,, 2/15/43	650,000	472,680
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/43	565,000	401,024
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/43	485,000	342,283
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/44	1,670,000	1,172,179
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/44	1,775,000	1,230,482
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/45	560,000	379,209
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/46	405,000	272,892
U.S. Treasury Notes, 0.13%, 8/31/22	1,755,000	1,754,520
U.S. Treasury Notes, 0.13%, 9/15/23	1,365,000	1,363,720
U.S. Treasury Notes, 0.25%, 8/31/25	1,200,000	1,198,781
U.S. Treasury Notes, 0.25%, 9/30/25	2,882,000	2,878,172
U.S. Treasury Notes, 0.50%, 8/31/27	705,000	706,652
U.S. Treasury Notes, 0.63%, 8/15/30	5,535,000	5,503,001
U.S. Treasury Notes, 1.88%, 8/31/22	2,960,000	3,058,166

See Notes to Financial Statements.
54   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Notes, 2.25%, 11/15/25	$5,015,000	$5,511,602
U.S. Treasury Notes, 2.88%, 5/31/25	3,860,000	4,328,025
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $44,139,310)		45,908,811
FOREIGN CORPORATE BONDS – 6.2%
BASIC MATERIALS – 0.5%
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29	65,000	65,921
Braskem Netherlands Finance B.V., 4.50%, 1/31/30(a)	207,000	193,286
Celulosa Arauco y Constitucion S.A., 5.15%, 1/29/50(a)	700,000	741,300
LG Chem Ltd., 3.25%, 10/15/24(a)	660,000	710,479
NOVA Chemicals Corp., 4.88%, 6/1/24(a)	200,000	198,565
Nutrien Ltd., 3.95%, 5/13/50	124,000	141,447
Suzano Austria GmbH, 3.75%, 1/15/31	53,000	53,130
Teck Resources Ltd., 3.90%, 7/15/30(a)	1,085,000	1,134,522
Teck Resources Ltd., 6.25%, 7/15/41	56,000	64,727
Yara International ASA, 3.15%, 6/4/30(a)	52,000	55,607
Total Basic Materials		3,358,984
COMMUNICATIONS – 0.0% (i)
Vodafone Group PLC, 4.88%, 6/19/49	54,000	66,949
Vodafone Group PLC, 5.25%, 5/30/48	79,000	101,846
Total Communications		168,795
Consumer, Cyclical – 0.1%
Aptiv PLC, 5.40%, 3/15/49	575,000	649,939
CONSUMER, NON-CYCLICAL – 0.3%
Coca-Cola Femsa S.A.B. de C.V., 1.85%, 9/1/32	153,000	153,337
DH Europe Finance II Sarl, 3.25%, 11/15/39	121,000	134,076
Diageo Capital PLC, 2.13%, 4/29/32	233,000	241,524
IHS Markit Ltd., 4.13%, 8/1/23	210,000	228,375
Takeda Pharmaceutical Co. Ltd., 3.18%, 7/9/50	1,300,000	1,330,682
Total Consumer, Non-cyclical		2,087,994

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
ENERGY – 0.8%
Aker BP ASA, 2.88%, 1/15/26(a)	$2,000,000	$1,980,224
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(a)	475,000	493,457
BP Capital Markets PLC, (5 year CMT + 4.398%), 4.88%, 3/22/30(d)(e)	137,000	146,590
Canadian Natural Resources Ltd., 2.95%, 7/15/30	90,000	90,544
CNOOC Finance 2013 Ltd., 2.88%, 9/30/29	300,000	319,663
Equinor ASA, 1.75%, 1/22/26	69,000	71,565
Equinor ASA, 3.25%, 11/18/49	1,075,000	1,143,451
Petroleos Mexicanos, 6.35%, 2/12/48	54,000	40,432
Petroleos Mexicanos, 6.49%, 1/23/27(a)	262,000	245,494
Petroleos Mexicanos, 7.69%, 1/23/50(a)	85,000	70,167
Sinopec Group Overseas Development 2018 Ltd., 3.68%, 8/8/49(a)	200,000	230,358
Suncor Energy, Inc., 5.95%, 5/15/35	60,000	74,121
Total Capital International S.A., 3.13%, 5/29/50	375,000	387,325
Total Capital International S.A., 3.46%, 7/12/49	49,000	53,397
Total Energy		5,346,788
FINANCIAL – 3.2%
AIA Group Ltd., 3.20%, 9/16/40(a)	400,000	413,052
Banco Santander S.A., 2.71%, 6/27/24	200,000	211,786
Bank of Montreal, 2.05%, 11/1/22	295,000	305,094
Banque Federative du Credit Mutuel S.A., 3.75%, 7/20/23(a)	490,000	531,497
BNP Paribas S.A., 2.22%, 6/9/26 (SOFR + 2.074%)(a)(d)	650,000	670,324
BNP Paribas S.A., 3.05%, 1/13/31 (SOFR + 1.507%)(a)(d)	330,000	354,456
BNP Paribas S.A., 4.71%, 1/10/25 (4.71% fixed rate until 1/10/24; 2.24% + 3 month USD LIBOR thereafter)(a)(d)	380,000	420,641

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   55

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
BNP Paribas S.A., (5 year CMT + 2.050%), 2.59%, 8/12/35(a)(d)	$900,000	$873,364
BNP Paribas S.A., (SOFR + 1.609%), 1.90%, 9/30/28(a)(d)	535,000	532,548
Bpce S.A., 1.65%, 10/6/26 (SOFR + 1.400%)(a)(d)	1,225,000	1,225,207
Canadian Imperial Bank of Commerce, 0.88%, 3/17/23 (SOFR + 0.800%)(d)	575,000	579,255
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	184,000	194,025
Cooperatieve Rabobank UA, 3.95%, 11/9/22	1,000,000	1,062,503
Cooperatieve Rabobank UA, (1 year CMT + 0.730%), 1.00%, 9/24/26(a)(d)	261,000	259,342
Credit Agricole S.A., 1.91%, 6/16/26 (SOFR + 1.676%)(a)(d)	250,000	255,621
Credit Suisse Group AG, 4.19%, 4/1/31 (SOFR + 3.730%)(a)(d)	250,000	288,434
Danske Bank A/S, 3.24%, 12/20/25 (3.24% fixed rate until 12/20/24; 1.59% + 3 month USD LIBOR thereafter)(a)(d)	451,000	479,908
DBS Group Holdings Ltd., 2.85%, 4/16/22(a)	203,000	209,424
Deutsche Bank AG, (SOFR + 2.159%), 2.22%, 9/18/24(d)	150,000	150,985
Deutsche Bank AG, Series D, 5.00%, 2/14/22	450,000	470,723
Enstar Group Ltd., 4.95%, 6/1/29	247,000	276,619
ING Groep N.V., (1 year CMT + 1.100%), 1.40%, 7/1/26(a)(d)	1,280,000	1,294,315
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29(a)	600,000	653,509
Intesa Sanpaolo SpA, Series XR, 4.70%, 9/23/49(a)	475,000	530,987
Manulife Financial Corp., 4.06%, 2/24/32 (4.06% fixed rate until 2/24/27; 1.65% + USD 5 year Swap Rate thereafter)(d)	144,000	155,806
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Mizuho Financial Group, Inc., 2.56%, 9/13/25 (2.56% fixed rate until 9/13/24; 1.10% + 3 month USD LIBOR thereafter)(d)	$564,000	$592,665
National Bank of Canada, 2.15%, 10/7/22(a)	500,000	515,575
NatWest Markets PLC, 2.38%, 5/21/23(a)	252,000	259,434
NatWest Markets PLC, 3.63%, 9/29/22(a)	450,000	472,316
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26(a)	500,000	547,376
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(a)	670,000	723,599
Royal Bank of Scotland Group PLC, 4.45%, 5/8/30 (4.45% fixed rate until 5/8/29; 1.87% + 3 month USD LIBOR thereafter)(d)	210,000	242,874
Scentre Group Trust 2, (5 year CMT + 4.685%), 5.13%, 9/24/80(a)(d)	1,000,000	981,748
Shinhan Bank Co., Ltd., 4.00%, 4/23/29(a)	200,000	224,478
Societe Generale S.A., 3.88%, 3/28/24(a)	350,000	376,131
State Bank of India, 4.38%, 1/24/24(a)	205,000	218,762
Swiss Re Finance Luxembourg S.A., 5.00%, 4/2/49 (5 year CMT + 3.582%)(a)(d)	400,000	455,110
Toronto-Dominion Bank (The), (SOFR + 0.450%), 0.53%, 9/28/23(d)	1,000,000	1,000,298
UniCredit SpA, 5.86%, 6/19/32 (5.86% fixed rate until 6/19/27; 3.70% + USD 5 year Mid-Market Swap Rate thereafter)(a)(d)	400,000	425,824
UniCredit SpA, (1 year CMT + 2.300%), 2.57%, 9/22/26(a)(d)	1,100,000	1,086,453
Washington Aircraft 2 Co. DAC, (3 month USD LIBOR + 0.430%), 0.66%, 6/26/24(d)	842,978	831,666

See Notes to Financial Statements.
56   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
WLB Asset II Pte Ltd., 4.00%, 1/14/24(a)	$250,000	$248,868
Total Financial		21,602,602
INDUSTRIAL – 0.7%
BAE Systems PLC, 3.40%, 4/15/30(a)	206,000	230,514
Canadian Pacific Railway Co., 2.05%, 3/5/30	1,000,000	1,041,997
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	138,000	132,480
Embraer Overseas Ltd., 5.70%, 9/16/23(a)	135,000	136,688
Johnson Controls International PLC, 6.00%, 1/15/36	250,000	330,765
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30	1,080,000	1,089,080
Mexico City Airport Trust, 3.88%, 4/30/28(a)	200,000	171,002
Mexico City Airport Trust, 5.50%, 7/31/47(a)	200,000	163,110
Siemens Financieringsmaatschappij N.V., 2.35%, 10/15/26(a)	1,000,000	1,072,637
Siemens Financieringsmaatschappij N.V., 3.25%, 5/27/25(a)	260,000	288,832
Trane Technologies Luxembourg Finance S.A, 3.50%, 3/21/26	300,000	335,515
Total Industrial		4,992,620
TECHNOLOGY – 0.2%
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.40%, 5/1/30(a)	1,100,000	1,203,313
TSMC Global Ltd., 0.75%, 9/28/25(a)	200,000	198,175
TSMC Global Ltd., 1.38%, 9/28/30(a)	200,000	196,210
Total Technology		1,597,698
UTILITIES – 0.4%
AES Gener S.A., (5 year CMT + 4.917%), 6.35%, 10/7/79(a)(d)	1,000,000	1,008,750
Consorcio Transmantaro S.A., 4.70%, 4/16/34(a)	430,000	508,475
Electricite de France S.A., 5.00%, 9/21/48(a)	250,000	322,991
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
UTILITIES – (continued)
Enel Finance International N.V., 3.50%, 4/6/28(a)	$170,000	$189,331
Enel Finance International N.V., 3.63%, 5/25/27(a)	80,000	88,914
Enel Finance International N.V., 4.63%, 9/14/25(a)	200,000	231,683
Engie Energia Chile S.A., 3.40%, 1/28/30(a)	209,000	225,720
ENN Energy Holdings Ltd., 2.63%, 9/17/30(a)	280,000	279,798
Total Utilities		2,855,662
TOTAL FOREIGN CORPORATE BONDS (Cost: $41,126,182)		42,661,082
MUNICIPAL BONDS – 1.8%
CALIFORNIA – 0.8%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	255,555
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F1, 2.57%, 4/1/31	215,000	233,245
Chula Vista Municipal Financing Authority, Revenue Bonds, 4.28%, 12/1/48	1,000,000	1,071,390
City of Los Angeles CA, General Obligation, 3.50%, 9/1/37	315,000	345,788
City of San Francisco CA Public Utilities Commission Water Revenue, 3.30%, 11/1/39	1,230,000	1,328,474
State of California, General Obligation, 0.94%, 4/1/47 (1 month USD LIBOR + 0.00%)(d)	1,000,000	999,390
State of California, General Obligation, 4.60%, 4/1/38	500,000	595,510
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	454,415
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	534,735
Total California		5,818,502

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   57

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
Connecticut – 0.1%
Connecticut Housing Finance Authority, 0.73%, 5/15/49 (SOFR + 0.00%)(d)	$500,000	$499,835
ILLINOIS – 0.1%
Chicago Housing Authority, Revenue Bonds, Series B, 4.36%, 1/1/38	500,000	574,110
State of Illinois, General Obligation, 5.00%, 10/1/22	210,000	219,914
State of Illinois, General Obligation, 5.10%, 6/1/33	150,000	151,589
Total Illinois		945,613
MICHIGAN – 0.4%
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 7/1/39	940,000	1,006,815
Great Lakes Water Authority Water Supply System Revenue, 3.47%, 7/1/41	1,330,000	1,449,261
Total Michigan		2,456,076
New Jersey – 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	508,875
New York – 0.1%
Metropolitan Transportation Authority, 5.18%, 11/15/49	670,000	731,513
Ohio – 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund, 4.88%, 12/1/34	1,000,000	1,199,140
Oregon – 0.0%(i)
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31(a)	500,000	324,245
Texas – 0.0%(i)
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/49	80,000	90,555
TOTAL MUNICIPAL BONDS (Cost: $11,827,965)		12,574,354

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Bermuda – 0.0%(i)
Bermuda Government International Bond, Series 144A, 2.38%, 8/20/30(a)	$200,000	$202,250
Chile – 0.2%
Chile Government International Bond, 3.50%, 1/25/50	1,000,000	1,140,000
Colombia – 0.0%(i)
Colombia Government International Bond, 5.00%, 6/15/45	200,000	233,000
Guatemala – 0.1%
Guatemala Government Bond, 5.38%, 4/24/32(a)	350,000	401,450
INDONESIA – 0.2%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	208,194
Indonesia Government International Bond, 4.13%, 1/15/25(a)	400,000	446,394
Indonesia Government International Bond, Senior Note, 4.45%, 2/11/24	200,000	221,401
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 3/1/23(a)	300,000	318,390
Perusahaan Penerbit SBSN Indonesia III, 3.90%, 8/20/24(a)	250,000	274,575
Total Indonesia		1,468,954
Iraq – 0.1%
Iraq Government AID Bond, 2.15%, 1/18/22	500,000	512,698
Italy – 0.2%
Republic of Italy Government International Bond, 4.00%, 10/17/49	1,268,000	1,358,797
MEXICO – 0.1%
Mexico Government International Bond, 4.50%, 4/22/29	207,000	231,737
Mexico Government International Bond, 4.75%, 3/8/44	91,000	99,281
Total Mexico		331,018

See Notes to Financial Statements.
58   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Panama – 0.0%(i)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	$100,000	$145,125
Qatar – 0.0%(i)
Qatar Government International Bond, 4.50%, 4/23/28(a)	200,000	239,000
Romania – 0.0%(i)
Romanian Government International Bond, 5.13%, 6/15/48(a)	50,000	60,916
Saudi Arabia – 0.1%
Saudi Government International Bond, 4.00%, 4/17/25(a)	300,000	333,300
United Arab Emirates – 0.0%(i)
Abu Dhabi Government International Bond, 3.13%, 10/11/27(a)	250,000	277,814
Uruguay – 0.0%(i)
Uruguay Government International Bond, 4.98%, 4/20/55	150,000	199,500
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $6,284,596)		6,903,822
SUPRANATIONAL BONDS – 0.7%
African Development Bank, 0.75%, 4/3/23	1,201,000	1,215,637
Asian Development Bank, 3.13%, 9/26/28	500,000	593,421
European Bank for Reconstruction & Development, 1.50%, 2/13/25	209,000	217,535
European Investment Bank, 2.38%, 5/24/27	500,000	557,133
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	634,000	719,309
International Finance Corp., 0.50%, 3/20/23	244,000	245,230
North American Development Bank, 2.40%, 10/26/22	1,000,000	1,034,295
TOTAL SUPRANATIONAL BONDS (Cost: $4,285,967)		4,582,560

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES – 0.5%
Canada – 0.2%
Province of Quebec Canada, 2.75%, 4/12/27	$1,000,000	$1,119,716
Egypt – 0.0%(i)
Arab Republic of Egypt, 5.25%, 10/6/25(a)	300,000	299,310
France – 0.1%
Caisse d’Amortissement de la Dette Sociale, Series 144A, 0.38%, 9/23/25(a)	1,000,000	993,080
Norway – 0.1%
Kommunalbanken A/S, 2.13%, 2/11/25(a)	500,000	536,110
SOUTH KOREA – 0.1%
Industrial Bank of Korea, 1.04%, 6/22/25(a)	367,000	369,385
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23(a)	200,000	216,836
Total South Korea		586,221
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $3,307,872)		3,534,437
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 10.0%
iShares Core U.S. Aggregate Bond ETF	174,962	20,656,014
iShares iBoxx High Yield Corporate Bond ETF	295,900	24,826,010
iShares JP Morgan USD Emerging Markets Bond ETF	205,307	22,766,493
TOTAL EXCHANGE-TRADED FUNDS (Cost: $68,131,613)		68,248,517
MUTUAL FUNDS – 1.5%
Diamond Hill High Yield Fund, Class Y (Cost: $10,551,534)	924,814	10,450,394
COMMON STOCKS – 0.0%(i)
Entertainment – 0.0%(i)
AMC Entertainment Holdings, Inc., Class A (Cost: $0)	200	942

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   59

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (continued)

Investments	Shares	Value
SHORT-TERM INVESTMENTS – 4.7%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.14%(j) (Cost: $32,118,249)	32,118,249	32,118,249
TOTAL INVESTMENTS – 103.4% (Cost: $680,975,987)		$707,540,110
OTHER ASSETS AND LIABILITIES, NET – (3.4)%		(23,322,246)
NET ASSETS – 100.0%		$684,217,864

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2020, the value of these securities was $171,206,254, representing 25.0% of net assets.

(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2020, the value of these securities was $348,750, representing 0.1% of net assets.
(c)
Security is currently in default.

(d)
Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)
Perpetual floating rate security. Date shown reflects the next reset date.

(f)
To-be-announced (“TBA”) security.

(g)
Interest only security.

(h)
All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(i)
Amount is less than 0.05%.

(j)
The rate shown is the annualized seven-day yield at September 30, 2020.

ABS
Asset Backed Securities

CLO
Collateralized Loan Obligations

CMO
Collateralized Mortgage Obligation

CMT
Constant Maturity Treasury Indexes

LIBOR
London Interbank Offered Rate

ETF
Exchange Traded Fund

REIT
Real Estate Investment Trust

SOFR
Secured Overnight Funding Rate

Futures contracts open at September 30, 2020:
Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 5.0%
U.S. Treasury Long-Term Bonds	Long	1,600,000	12/21/2020	$3,549,000	$(10,568)
U.S. Treasury 2-Year Notes	Long	16,400,000	12/31/2020	18,118,797	5,101
U.S. Treasury 5-Year Notes	Long	9,900,000	12/31/2020	12,477,094	8,314
Total				$34,144,891	$2,847
CONTRACTS SOLD – (2.3)%
U.S. Treasury Long-Term Bonds	Short	(2,600,000)	12/21/2020	$(4,583,313)	$27,003
U.S. Treasury 10-Year Ultra Notes	Short	(3,700,000)	12/21/2020	(5,917,109)	7,756
U.S. Treasury 10-Year Notes	Short	(3,800,000)	12/21/2020	(5,302,188)	5,606
Total				$(15,802,610)	$40,365
See Notes to Financial Statements.
60   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Schedule of Investments
September 30, 2020
PFM Multi-Manager Fixed Income Fund (concluded)

Forward Sales Contracts — As of September 30, 2020, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
To Be Announced Securities – (0.1)%
Uniform Mortgage-Backed Securities	3.00	TBA-30yr	10/14/20	(500,000)	(523,770)
Total (Proceeds Receivable: $523,516)					$(523,770)

(a)
TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020 (see Note 2 to the Financial Statements):
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds*	$—	$206,170,335	$—	$206,170,335
U.S. Government Agencies	—	118,158,533	—	118,158,533
Asset-Backed Securities	—	84,998,833	—	84,998,833
Exchange-Traded Funds	68,248,517	—	—	68,248,517
Mutual Fund	10,450,394	—		10,450,394
Commercial Mortgage-Backed Securities	—	71,229,241	—	71,229,241
U.S. Government Obligations	—	45,908,811	—	45,908,811
Foreign Corporate Bonds*	—	42,661,082	—	42,661,082
Municipal Bonds*	—	12,574,354	—	12,574,354
Foreign Government Obligations*	—	6,903,822	—	6,903,822
Supranational Bonds	—	4,582,560	—	4,582,560
Foreign Government Agencies*	—	3,534,437	—	3,534,437
Common Stocks
Consumer, Cyclical	942	—	—	942
Money Market Fund	32,118,249	—	—	32,118,249
Total Investments in Securities	$110,818,102	$596,722,008	$—	$707,540,110
Other Financial Instruments
Futures Contracts(a)	$53,780	$—	$—	$53,780
Liabilities:
Other Financial Instruments
Forward Sales Contracts at Value	$—	$(523,770)	$—	(523,770)
Futures Contracts(a)	(10,568)	—	—	$(10,568)
Total – Other Financial Instruments	$(10,568)	$(523,770)	$—	$(534,338)

(a)
Futures Contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   61

Statements of Assets and Liabilities
September 30, 2020

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Assets:
Investments in Securities, at Value (Cost $661,816,105, $353,906,909 and $680,975,987, respectively)	$722,244,106	$387,507,157	$707,540,110
Foreign Currency, at Value (Cost $–, $377,405 and $–, respectively)	—	390,185	—
Receivables:
Investment Securities Sold	1,057,190	273,466	12,703,803
Dividends	426,562	433,669	372
Interest	—	—	3,235,077
Foreign Tax Reclaims	2,395	388,143	2,178
Prepaid Expenses	826	3,983	—
Net Variation Margin on Futures Contracts	—	—	13,273
Total Assets	723,731,079	388,996,603	723,494,813
Liabilities:
Forward Sales Contracts, at value (proceeds receivable $–, $– and $523,516, respectively)	—	—	523,770
Due to Custodian	—	—	314,769
Payables:
Investment Securities Purchased	833,678	318,008	37,902,056
Advisory Fees Payable	202,389	158,327	262,721
Trustees’ Fees and Expenses	—	—	1,728
Other Accrued Expenses	195,554	337,836	271,905
Total Liabilities	1,231,621	814,171	39,276,949
Net Assets	$722,499,458	$388,182,432	$684,217,864
Net Assets Consists of:
Paid-In Capital	$576,890,871	$381,502,324	$635,270,138
Total Distributable Earnings	145,608,587	6,680,108	48,947,726
Net Assets	$722,499,458	$388,182,432	$684,217,864
Capital shares outstanding, no par value, unlimited shares authorized (all shares outstanding are of each Fund’s Institutional Class)	59,485,338	40,027,375	63,306,790
Net asset value, offering price and redemption price per share	$12.15	$9.70	$10.81
See Notes to Financial Statements.
62   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Statements of Operations
For the Year Ended September 30, 2020

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $26,474, $622,772 and $– , respectively)	$12,211,322	$6,367,548	$933,293
Interest (net of taxes withheld of $– , $– and $1,027, respectively)	2,205	19,201	21,248,560
Total Investment Income	12,213,527	6,386,749	22,181,853
Expenses:
Advisory Fees (Note 4)	2,152,340	1,978,788	2,813,213
Administration Fees	102,200	61,066	92,614
Accounting Fees	91,350	140,009	323,890
Audit and Tax Fees	76,605	164,117	80,590
Custodian Fees	74,702	397,010	129,942
Insurance Premiums	45,153	24,145	41,266
Legal Fees	210,199	141,849	176,651
Registration Fees	20,655	17,964	20,541
Trustees Fees	54,566	29,513	54,321
Transfer Agent Fees	31,461	31,013	34,256
Other Expenses	18,794	17,951	22,523
Total Expenses	2,878,025	3,003,425	3,789,807
Less: Advisory Fees Waived	(129,416)	(141,724)	—
Expenses Recouped	174,615	86,014	108,954
Net Expenses	2,923,224	2,947,715	3,898,761
Net Investment Income	9,290,303	3,439,034	18,283,092
Net Realized and Unrealized Gain (Loss) on investments:
Net Realized Gain (Loss) From:
Investments	80,534,203	(23,681,101)	23,735,420
Futures Contracts	696,801	519,944	209,015
Foreign Currency Related Transactions	74	(608,318)	—
Net Realized Gain (Loss)	81,231,078	(23,769,475)	23,944,435
Net Increase (Decrease) in Unrealized Appreciation/Depreciation From:
Investments	15,155,146	50,333,255	320,087
Futures Contracts	114,099	91,236	(6,404)
Translation of Assets and Liabilities Denominated in Foreign Currencies	—	42,399	—
Net Increase in Unrealized Appreciation/Depreciation	15,269,245	50,466,890	313,683
Net Increase in Net Assets Resulting from Operations	$105,790,626	$30,136,449	$42,541,210
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   63

Statements of Changes in Net Assets

	PFM Multi-Manager Domestic Equity Fund		PFM Multi-Manager International Equity Fund
	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Increase in Net Assets Resulting From Operations:
Net investment income	$9,290,303	$10,178,405	$3,439,034	$8,665,588
Net Realized Gain (Loss)	81,231,078	7,906,772	(23,769,475)	(3,637,531)
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	15,269,245	11,847,349	50,466,890	(7,304,476)
Net Increase (Decrease) in Net Assets Resulting from Operations	105,790,626	29,932,526	30,136,449	(2,276,419)
Distributions from:
Distributable Earnings	(21,779,371)	(5,444,237)	(8,764,112)	(3,046,850)
Capital Share Transactions:
Proceeds from Sale of Shares	201,624,395	156,019,062	119,008,892	91,456,842
Reinvestment of Distributions	21,779,371	5,444,237	8,764,112	3,046,850
Cost of Shares Redeemed	(315,372,784)	(50,488,010)	(158,929,672)	(5,952,900)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(91,969,018)	110,975,289	(31,156,668)	88,550,792
Net Increase in Net Assets	(7,957,763)	135,463,578	(9,784,331)	83,227,523
NET ASSETS:
Beginning of year	$730,457,221	$594,993,643	$397,966,763	$314,739,240
End of year	$722,499,458	$730,457,221	$388,182,432	$397,966,763
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of year	66,394,828	55,313,427	42,308,199	32,469,106
Shares Subscribed	19,086,341	15,346,114	13,822,275	10,131,391
Shares Issued from Reinvestment of Distributions	1,869,474	596,302	873,790	366,208
Shares Redeemed	(27,865,305)	(4,861,015)	(16,976,889)	(658,506)
Shares Outstanding, End of year	59,485,338	66,394,828	40,027,375	42,308,199
See Notes to Financial Statements.
64   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Statements of Changes in Net Assets

	PFM Multi-Manager Fixed-Income Fund
	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Increase in Net Assets Resulting From Operations:
Net investment income	$18,283,092	$19,555,683
Net Realized Gain	23,944,435	4,394,447
Net Increase in Unrealized Appreciation/Depreciation	313,683	27,579,823
Net Increase in Net Assets Resulting from Operations	42,541,210	51,529,953
Distributions from:
Distributable Earnings	(24,343,015)	(20,444,903)
Capital Share Transactions:
Proceeds from Sale of Shares	277,703,038	123,972,169
Reinvestment of Distributions	24,343,015	20,444,903
Cost of Shares Redeemed	(238,548,732)	(63,107,100)
Net Increase in Net Assets Resulting from Capital Share Transactions	63,497,321	81,309,972
Net Increase in Net Assets	81,695,516	112,395,022
NET ASSETS:
Beginning of year	$602,522,348	$490,127,326
End of year	$684,217,864	$602,522,348
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of year	57,124,202	48,908,529
Shares Subscribed	26,117,899	12,213,071
Shares Issued from Reinvestment of Distributions	2,307,531	2,004,585
Shares Redeemed	(22,242,842)	(6,001,983)
Shares Outstanding, End of year	63,306,790	57,124,202
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   65

Financial Highlights
PFM Multi-Manager Domestic Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(1)
Net Asset Value, Beginning of Year	$11.00	$10.76	$10.00
Investment Operations:
Net Investment Income(2)	0.14	0.17	0.12
Net Realized and Unrealized Gain(3)	1.32	0.17	0.64
Total from Investment Operations	1.46	0.34	0.76
Net Investment Income	(0.16)	(0.08)	—
Net Realized Gains	(0.15)	(0.02)	—
Total Distributions to Shareholders	(0.31)	(0.10)	—
Net Asset Value, End of Year	$12.15	$11.00	$10.76
Total Return(4),(5)	13.43%	3.26%	7.60%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$722,499	$730,457	$594,994
Ratios to average net assets of:(6)
Expenses, Net of Expense Waived/Reimbursed/Recouped(7)	0.39%	0.38%	0.38%
Expenses, Prior to Expense Waived/Reimbursed/Recouped(7)	0.39%	0.41%	0.55%
Net Investment Income	1.25%	1.59%	1.54%
Portfolio Turnover Rate(8)	141%	24%	13%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return may reflect a waiver, or recovery of prior waiver, by the manager. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.05% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.38% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the fiscal year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using the Vanguard Total Stock Market ETF to achieve passive index exposure.

See Notes to Financial Statements.
66   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Financial Highlights
PFM Multi-Manager International Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(1)
Net Asset Value, Beginning of year	$9.41	$9.69	$10.00
Investment Operations:
Net Investment Income(2)	0.08	0.23	0.15
Net Realized and Unrealized Gain (Loss)(3)	0.41	(0.42)	(0.46)
Total from Investment Operations	0.49	(0.19)	(0.31)
Distributions from net investment income	(0.20)	(0.09)	—
Net Asset Value, End of year	$9.70	$9.41	$9.69
Total Return(4),(5)	5.09%	(1.87)%	(3.10)%
Ratios/Supplemental Data:
Net Assets, End of year (000’s omitted)	$388,182	$397,967	$314,739
Ratios to average net assets of:(6)
Expenses, Net of Expense Waived/Reimbursed/Recouped(7)	0.74%	0.63%	0.63%
Expenses, Prior to Expense Waived/Reimbursed/Recouped(7)	0.76%	0.75%	1.09%
Net Investment Income	0.87%	2.54%	2.08%
Portfolio Turnover Rate(8)	157%	13%	21%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return may reflect a waiver, or recovery of prior waiver, by the manager. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.10% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.63% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using the iShares Core MSCI Total International Stock ETF to achieve passive index exposure.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   67

Financial Highlights
PFM Multi-Manager Fixed-Income Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(1)
Net Asset Value, Beginning of year	$10.55	$10.02	$10.00
Investment Operations:
Net Investment Income(2)	0.27	0.35	0.23
Net Realized and Unrealized Gain (Loss)(3)	0.37	0.55	(0.10)
Total from Investment Operations	0.64	0.90	0.13
Distributions From:
Net Investment Income	(0.29)	(0.35)	(0.11)
Capital gains	(0.09)	(0.02)	—
Total Distributions to Shareholders	(0.38)	(0.37)	(0.11)
Net Asset Value, End of year	$10.81	$10.55	$10.02
Total Return(4),(5)	6.21%	9.17%	1.27%
Ratios/Supplemental Data:
Net Assets, End of year (000’s omitted)	$684,218	$602,522	$490,127
Ratios to average net assets of:(6)
Expenses, Net of Expense Waived/Reimbursed/Recouped(7)	0.55%	0.55%	0.55%
Expenses, Prior to Expense Waived/Reimbursed/Recouped(7)	0.54%	0.55%	0.73%
Net Investment Income	2.60%	3.46%	3.00%
Portfolio Turnover Rate(8)	174%	84%	218%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return may reflect a waiver, or recovery of prior waiver, by the manager. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.55% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy as the assets formerly managed by a terminated sub-adviser were largely invested in the Diamond HIll High Yield mutual fund and iShares iBoxx High Yield Corporate Bond ETF.

See Notes to Financial Statements.
68   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

NOTES TO FINANCIAL STATEMENTS

1. Organization
PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of September 30, 2020, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.
The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds are investment companies and follow the accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, including the fair value of investments, and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Investment Valuation
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
Level 1 — Quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors.
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement, including the Fund’s own assumptions for determining fair value.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (“NAV”) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (“NYSE”) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the “Board”), the Board has delegated to the adviser to the Funds, PFM Asset Management LLC (the “Adviser”), the responsibility for the valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   69

NOTES TO FINANCIAL STATEMENTS

2. Summary of Significant Accounting Policies (continued)
Investment Valuation (continued)
are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools.
Equity Securities
Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (“ADRs”), futures contracts, Exchange-Traded Funds (“ETFs”) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
Debt Securities
Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures Contracts
The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
70   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

NOTES TO FINANCIAL STATEMENTS

2. Summary of Significant Accounting Policies (continued)
Investment Transactions and Income Recognition
Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Estimated expenses are accrued daily. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. In such cases, the dividend is recorded as soon as the information is received by the Funds. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year-end based on information provided by the REIT and estimates of such re-designations for which actual information has not yet been reported.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund or class specific expenses are allocated directly to the Fund or class that incurred the expense.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period-end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Dividends and Distributions
The Fixed-Income Fund declares and distributes dividends from net investment income, if any, monthly. The Domestic Equity Fund and International Equity Fund each declare and distribute net investment income, if any, to shareholders as dividends at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same share class of the Fund at the NAV calculated as of the payment date. Distributions to shareholders are recorded on the ex-dividend date.The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAVs of the Funds’ shares will be reduced by the amount of the payment.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred by the Funds as of September 30, 2020, if any, are disclosed in the Statements of Assets and Liabilities.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   71

NOTES TO FINANCIAL STATEMENTS

2. Summary of Significant Accounting Policies (continued)
Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
3. Federal Income Taxes
Each Fund intends to continue to qualify for treatment as a “regulated investment company’ under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the year ended September 30, 2020 and for all open tax years (years ended September 30, 2018 and September 30, 2019), and has concluded that no provision for federal income tax is required in the financial statements. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years from the later of the due date of the return or the date on which it was filed, no examination is currently in progress. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended September 30, 2020, the Funds did not incur any interest or tax penalties. The Funds did not record any tax benefit or expense in the current period.
The tax-based components of distributable earnings as of period-end were as follows for each Fund:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
PFM Multi-Manager Domestic Equity Fund	$17,739,051	$73,799,829	$—	$(72,509)	$54,142,216	$145,608,587
PFM Multi-Manager International Equity Fund	2,627,036	—	(23,287,615)	(72,509)	27,413,196	6,680,108
PFM Multi-Manager Fixed-Income Fund	12,919,071	10,312,017	—	(72,509)	25,789,147	48,947,726
Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods. During the year ended September 30, 2020, no amounts were reclassified.
The tax character of distributions declared for the year ended September 30, 2020 was as follows:
	Ordinary Income	Long-term Capital Gains	Total Distributions
PFM Multi-Manager Domestic Equity Fund	$18,295,172	$3,484,199	$21,779,371
PFM Multi-Manager International Equity Fund	8,764,112	—	8,764,112
PFM Multi-Manager Fixed-Income Fund	23,902,041	440,974	24,343,015
The tax character of distributions declared for the year ended September 30, 2019 was as follows:
	Ordinary Income	Long-term Capital Gains	Total Distributions
PFM Multi-Manager Domestic Equity Fund	$5,160,615	$283,622	$5,444,237
PFM Multi-Manager International Equity Fund	3,046,850	—	3,046,850
PFM Multi-Manager Fixed-Income Fund	20,444,903	—	20,444,903
72   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

NOTES TO FINANCIAL STATEMENTS

3. Federal Income Taxes (continued)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred for an unlimited period. The capital loss carryforward information presented below, including any applicable limitations, is estimated as of fiscal year-end and is subject to adjustment. As of September 30, 2020, the capital loss carryforwards were as follows:
	Unlimited Short Term Losses	Unlimited Long Term Losses
PFM Multi-Manager Domestic Equity Fund	$—	$—
PFM Multi-Manager International Equity Fund	16,980,613	6,307,002
PFM Multi-Manager Fixed-Income Fund	—	—
At September 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Cost of investments	$668,101,890	$360,124,663	$681,750,709
Unrealized appreciation	63,563,502	37,827,103	30,049,438
Unrealized depreciation	(9,421,286)	(10,444,609)	(4,260,291)
Net unrealized appreciation	$54,142,216	$27,382,494	$25,789,147
During the fiscal year ended September 30, 2020, there were differences between book and tax accounting, primarily due to wash sales, REITs, passive foreign investment company (“PFIC”) inclusions, futures contracts mark to market, organizational expenses, return of capital distributions from corporations, defaulted bonds and premium amortization accruals.
4. Agreements
Investment Advisory Agreement
The Adviser was organized as a Delaware limited liability company in 2001. The Adviser has delegated responsibility for the day-to-day investment management of some or all of the Funds’ assets to sub-advisers, subject to the oversight and supervision of the Adviser. The Adviser maintains overall responsibility for the management and investment of the assets of the Funds and responsibility for all advisory services furnished by any sub-adviser, and supervises each sub-adviser in its performance of its duties for the applicable Fund. The Adviser evaluates and selects the sub-advisers and makes recommendations to the Board of Trustees about the hiring, termination and replacement of a sub-adviser and oversees, monitors and reviews the sub-advisers and their performance and compliance with the applicable Fund’s investment policies and restrictions.
In return for providing management services to the Funds, each Fund pays the Adviser an annual fee based on the following percentage of its average daily net assets:
Fund	%
Domestic Equity Fund	0.29%
International Equity Fund	0.50%
Fixed-Income Fund	0.40%
The subadvisory fees are paid by the Adviser, and are not an additional expense of the respective Fund.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   73

NOTES TO FINANCIAL STATEMENTS

4. Agreements (continued)
Investment Advisory Agreement (continued)
The sub-advisers to each Fund as of September 30, 2020 are as follows:
Fund	Sub-Advisers
PFM Multi-Manager Domestic Equity*	Champlain Investment Partners, LLC Nuance Investments, LLC Vaughan Nelson Investment Management, L.P. Jacobs Levy Equity Management, Inc.
PFM Multi-Manager International Equity Fund*
Acadian Asset Management LLC
Aristotle Capital Management, LLC
J O Hambro Capital Management Limited
Lazard Asset Management LLC
Schroder Investment Management North America Inc.
Schroder Investment Management North America Limited
WCM Investment Management LLC

PFM Multi-Manager Fixed-Income Fund**	Brown Brothers Harriman & Co. PineBridge Investments LLC PGIM, Inc. Teachers Advisors, LLC

*
SSGA Funds Management, Inc. was a sub-adviser to the Domestic Equity Fund and International Equity Fund previously, however, was no longer a sub-adviser to the respective funds as of September 30, 2020.

**
Nomura Corporate Research and Asset Management, Inc. was a sub-adviser to the Fixed Income Fund previously, however, was no longer a sub-adviser to the fund as of September 30, 2020.

Through January 28, 2020, the Adviser agreed: (1) to waive its fee in the amount of 0.05% of the average daily net assets of the Domestic Equity Fund; (2) to waive its fee in the amount of 0.10% of the average daily net assets of the International Equity Fund; and (3) to pay or otherwise bear operating and other expenses of the Funds (including organizational and offering expenses, but excluding any front-end and contingent deferred sales loads; any Rule 12b-1 or similar marketing and distribution-related fees; interest and tax expenses; leverage; dividends and interest on short positions; brokerage commissions; expenses incurred in connection with any merger, liquidation or reorganization; extraordinary or non-routine expenses such as litigation; and acquired fund fees and expenses) solely to the extent necessary to limit the total annualized expenses of the Funds to the percentages of average daily net assets below for the Institutional Class of each Fund (“Expense Limitation Agreement”):
Fund	%
Domestic Equity Fund	0.38%
International Equity Fund	0.63%
Fixed-Income Fund	0.55%
Although the Expense Limitation Agreement expired January 28, 2020, the Advisor shall continue to be entitled to recoup any investment advisory fees waived or Fund expense payments paid by it pursuant to the Expense Limitation Agreement, if on any given business day the Funds determine a NAV, that the operating expenses of a Fund are less than the corresponding expense limitation rate previously in effect under the Expense Limitation Agreement, subject to quarterly approval by the Trust’s Board of Trustees. The total amount of recoupment to which the Advisor may be entitled shall not exceed an amount that would cause a Fund to exceed its: (1) corresponding expense limitation in place at the time the investment advisory fees were waived or the expenses were incurred; or (2) corresponding expense limitation currently in place, whichever is less. Subject to the foregoing, the recoupment amount shall be limited to, at any time, the sum of all investment advisory fees previously waived or reduced by the Adviser and all other payments remitted by the Advisor to the Fund pursuant to the Expense Limitation Agreement, within three (3) years of the date on which such investment advisory fees were waived or reduced or other payments remitted, less any
74   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

NOTES TO FINANCIAL STATEMENTS

4. Agreements (continued)
Investment Advisory Agreement (continued)
recoupment previously paid to the Advisor with respect to such waivers, reductions, and payments. As of September 30, 2020, the amount of advisory fees waived and reimbursed expenses subject to recoupment were:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Advisory fees waived and expenses reimbursed not restored to the Advisor become unrecoverable in fiscal year-end:
September 30, 2021	$115,442	$414,890	$203,376
September 30, 2022	319,569	497,715	57,576
September 30, 2023	129,416	141,724	—
Total	$564,427	$1,054,329	$260,952
Distributor
PFM Fund Distributors, Inc. (the “Distributor”) serves as the Fund’s Distributor. The Distributor is a wholly-owned subsidiary of the Adviser. The Distributor is not separately compensated for the services it provides to the Funds.
Administrator, Custodian and Transfer Agent
The administrator, custodian and transfer agent to the Trust is State Street Bank and Trust Company.
5. Capital Shares
The Funds will be continuously offering an unlimited number of shares through the Distributor. Shares are offered in a continuous offering at the current NAV per share of each class of the Funds.
6. Investment Transactions
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on bank loans for the year ended September 30, 2020, were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund
Non-U.S. Government Purchases	$1,031,734,502	$604,224,800
Non-U.S. Government Sales	$1,128,833,321	$630,385,086
PFM Multi- Manager Fixed- Income Fund
U.S. Government Purchases	$627,389,618
Non-U.S. Government Purchases	$610,768,091
U.S. Government Sales	$587,566,265
Non-U.S. Government Sales	$598,143,887
7. Derivative Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments as of September 30, 2020 is included in each respective Schedule of Investments. As of September 30, 2020, the Funds had sufficient cash and/or
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   75

NOTES TO FINANCIAL STATEMENTS

7. Derivative Financial Instruments (continued)
securities to cover commitments under these contracts. In the normal course of pursuing its investment objectives, the Funds are subject to the following risks:
Equity Price Risk — The Domestic Equity and International Equity Funds enter into equity index futures contracts to gain exposure to equity markets and to enhance return.
Foreign Exchange Risk — The International Equity Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. There were no forward foreign currency exchange contracts held during the year ended September 30, 2020.
Interest Rate Risk — The Fixed Income Fund utilizes various interest rate derivatives, including futures contracts, to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The following tables summarize the value of the Funds’ derivative instruments as of September 30, 2020 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:
PFM Multi-Manager Fixed-Income Fund
	Asset Derivatives		Liability Derivatives
Interest rate contracts	Net Variation Margin on Futures Contracts*	$53,780	Net Variation Margin on Futures Contracts*	$(10,568)

*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments futures table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the realized gain (loss) and change in unrealized appreciation (depreciation) of the Funds’ derivative instruments for the year ended September 30, 2020 and the related location in the accompanying Statements of Operations, presented by primary underlying risk exposure
PFM Multi-Manager Domestic Equity Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Equity contracts risk	Futures Contracts	$696,801	Futures Contracts	$114,099
PFM Multi-Manager International Equity Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Equity contracts risk	Futures Contracts	$519,944	Futures Contracts	$91,236

PFM Multi-Manager Fixed-Income Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Interest rate contracts risk	Futures Contracts	$209,015	Futures Contracts	$(6,404)
76   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

NOTES TO FINANCIAL STATEMENTS

7. Derivative Financial Instruments (continued)
The average notional cost of futures contracts outstanding during the year ended September 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:
	Futures Contracts – Long	Futures Contracts – Short
PFM Multi-Manager Domestic Equity Fund	$1,664,671	$—
PFM Multi-Manager International Equity Fund	$1,225,297	$—
PFM Multi-Manager Fixed-Income Fund	$26,456,297	$17,393,276
8. Related Parties
As of September 30, 2020, certain officers of the Trust were also employees of the Adviser, the Administrator or their affiliates, however, such officers are not compensated by the Funds.
9. Risks
Credit Risk — Refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed-income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.
Counterparty Risk — Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.
Market Risk — This is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers, real or perceived general economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, political or social developments, or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in the markets may negatively affect many issuers, which could adversely affect a Fund. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide and therefore could adversely affect the value of a Fund’s investments. Securities markets may experience great short-term volatility and may fall sharply at times. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. The value of a Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. Price changes may be temporary or last for extended periods. The value of an investment in a Fund could decline over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.
10. Recent Accounting Updates
In March 2017, the FASB issued an Accounting Standards Updated (ASU) 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   77

NOTES TO FINANCIAL STATEMENTS

10. Recent Accounting Updates (continued)
securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. As of September 30, 2020, the Funds have fully adopted the provisions of ASU 2017-08, which did not have a material impact on the Funds’ financial statements and related disclosures or impact the Funds’ net assets or results of operations.
In March 2020, FASB issued ASU 2020-04, Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued by reference rate reform, assuming certain criteria are met. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that certain optional expedients have been elected for and that are retained through the end of the hedging relationship. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. At this time the Funds have not yet elected to apply ASU 2020-04, management is evaluating the implications of these changes on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.
78   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of PFM Multi-Manager Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of PFM Multi-Manager Series Trust (the “Trust”) (comprising the PFM Multi-Manager Domestic Equity Fund, PFM Multi-Manager International Equity Fund and PFM Multi-Manager Fixed-Income Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period December 29, 2017 (commencement of operations) through September 30, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising PFM Multi-Manager Series Trust at September 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the two years in the period then ended and the period December 29, 2017 (commencement of operations) through September 30, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more PFM investment companies since 1999.
Philadelphia, Pennsylvania
November 24, 2020
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   79

Other Information (unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the fiscal year ended September 30, 2020, the total amount of foreign taxes that will be passed through the PFM Multi-Manager International Equity Fund is $643,066.
80   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Statement regarding Liquidity Risk Management Program (unaudited)
Rule 22e-4 of the 1940 Act (the “Liquidity Rule’) requires that the Liquidity Risk Management Program Administrator (the “Program Administrator”) for the Trust periodically, but no less than annually, review and provide the Board a written report that assesses the adequacy of the Liquidity Program and the effectiveness of its implementation including, if applicable, the operation of the Highly Liquid Investment Minimum (the “HLIM”) for each Fund and any material changes to the Liquidity Program.
The assessment was for the period March 8, 2019, the date of adoption of the Liquidity Program, through September 30, 2020 (the “Review Period”). The Program Administrator re-evaluated the data and analysis that supported the original conclusions regarding each Fund’s liquidity risk. The Program Administrator used updated data to review each Fund’s: (i) investment strategy and the liquidity of its portfolio investments; (ii) short-term and long-term cash flow projections; (iii) holdings of cash and cash equivalents; and (iv) borrowing arrangements and other funding sources.
Liquidity Risk Assessment Factors
1.)
Investment Strategy and Liquidity of Portfolio Investments

The Program Administrator re-evaluated each Fund’s investment objective, portfolio concentration, derivative usage and known or identifiable risks to liquidity. A year over year comparison revealed changes in portfolio composition and concentration as a result of the increased use of Exchange Traded Funds while transitioning to a passive strategy. It was noted that each Fund continued to only use forward foreign currency contracts to hedge against certain foreign currencies back to the U.S. dollar and this activity is in line with each Fund’s stated objective. No Fund employed borrowing for investment purposes. The Program Administrator reasonably expects these trends to continue and remains confident that each Fund operates an investment strategy that is appropriate for an open-end fund.
2.)
Cash Flow Projections

The Program Administrator examined data relating to gross redemption activity, shareholder ownership concentration and the length of the Funds operating history and redemption patterns. The largest gross redemptions over the period were incorporated into the Funds’ reasonably anticipated trade size (“RATS”) in determining what is the necessary pro-rata portion of the portfolio the Adviser could choose to sell for liquidity purposes. After considering various factors including market volatility and the Funds’ performance, the Program Administrator believes at this time that the redemption size on a day by day basis should not exceed significantly what have been the Funds’ largest redemptions on record.
With respect to shareholder ownership concentration, the Program Administrator is not aware of any shareholder that has an ownership stake in the Funds that exceeds the highest gross redemption amount, and therefore believes that there is no need to factor this when determining what percentage should be used to the RATS of each Fund. For any omnibus accounts the Program Administrator does not have information available to assess whether or not there are any underlying investors who may meet this criteria. The Program Administrator reasonably believes that the Funds are more likely than not to receive sufficient advanced notice of large redemptions to allow the Funds to employ the Liquidity Program in order to manage and mitigate ramifications of any large redemptions.
3.)
Holdings of Cash and Cash Equivalents

Although cash positions fluctuated slightly with market conditions and share capital movements, cash allocations remained a valuable tool to meet shareholder redemptions
4.)
Borrowing Arrangements and Other Funding Sources

The Funds did not participate in any type of credit facility or other borrowing arrangement to supplement its cash as a tool to meet investor redemptions. Other funding sources available to the Funds are reviewed if its cash position is not sufficient to meet redemptions. The Program Administrator does not reasonably anticipate having to resort to these tools and that given the Funds’ cash position establishing a credit facility is not necessary.
5.)
In-Kind Redemptions

During the Review Period, the Funds did not deem it necessary to meet redemptions by paying out securities or other portfolio investments other than cash as it was not in the best interests of shareholders.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   81

Discussion of the operation and management of the Liquidity Program
1.)
Classification Reviews, Challenges and Overrides

The SSBT/truView team provides monthly liquidity classifications to the Program Administrator or on an as needed basis. A monthly review of liquidity classifications by the Program Administrator takes place, is documented and if necessary further discussion between the SSBT/truView team and the Program Administrator takes place if there are any questions based on monthly results. The Program Administrator believes that the review process is operating adequately and effectively and believes at this time no changes are warranted.
The Program Administrator concluded that the factors used to establish the initial and current RATS remain the most relevant variables. The Program Administrator re-evaluated gross historical redemptions during the period, shareholder concentration, cash positions and investment strategy. Several redemptions exceeded prior redemptions, however the Program Administrator did not assess that it was necessary to make any adjustment to the RATS as a result of the infrequency, levels of liquidity, and other factors.
2.)
Highly Liquid Investment Minimum

Each Fund operated as a Primarily Highly Liquid Fund during the Review Period. The Program Administrator has determined that a HLIM is not necessary. The Program Administrator reasonably expects that the composition of each Fund will remain stable and consistent and that each Fund will continue to operate as a Primarily Highly Liquid Fund.
3.)
Illiquid Investment Monitoring

The Funds did not breach the 15% illiquid investment limit pursuant to the Liquidity Rule during the Review Period. The Program Administrator noted that the range in illiquid securities during the Review Period for the three Funds was between 0% to 1.9%. The Program Administrator reasonably believes that the policies and reviews it has established prior to the adoption of the Liquidity Program sufficiently protect against a prospective violation of this limit.
Conclusion
The Program Administrator evaluated the operation and management of the Liquidity Program and believes that it continues to function effectively in all material aspects and reasonably believes that the existing controls and safeguards are appropriately designed to enable the Program Administrator to maintain compliance with the Liquidity Rule. At this time, the Program Administrator recommends no further changes to the Liquidity Program.
82   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

BOARD APPROVAL OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
PFM MULTI-MANAGER SERIES TRUST
PFM Multi-Manager Domestic Equity Fund
PFM Multi-Manager International Equity Fund
PFM Multi-Manager Fixed-Income Fund
(each a Fund)
At a meeting held on September 21-22, 2020 (“Meeting”), the Board of Trustees (“Board”) of PFM Multi-Manager Series Trust (“Trust”), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Trustees”), reviewed and approved the continuance of the investment advisory agreement (“Advisory Agreement”) between PFM Asset Management LLC (“Adviser”) and the Trust, on behalf of each Fund for an additional one-year period; and reviewed and approved the continuance of an investment sub-advisory agreement (“Sub-Advisory Agreements,” and together with the Advisory Agreement, the “Agreements”) between the Adviser and each of the following investment sub-advisers (each a “Sub-Adviser”, and collectively the “Sub-Advisers”) for an additional one-year period:
Fund	Sub-Adviser
Domestic Equity Fund	Champlain Investment Partners, LLC
Jacobs Levy Equity Management, Inc.
Nuance Investments, LLC
Vaughan Nelson Investment Management, L.P.
International Equity Fund	Aristotle Capital Management, LLC
J O Hambro Capital Management
Lazard Asset Management LLC
Fixed-Income Fund	Brown Brothers Harriman & Co.
PineBridge Investments LLC
PGIM, Inc.
Teachers Advisors, LLC
Although the Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Agreement. The Adviser and each Sub-Adviser are each referred to herein as a Manager.
In considering the continuation of each Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a contract renewal video conference meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors. As part of this review, particular attention was given to the Adviser’s process of selecting and overseeing the Sub-Advisers.
In approving the continuance of each Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Agreement are fair and reasonable and that the approval of such Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   83

Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates, as applicable, to the respective Fund and its shareholders. The Board noted that each Fund employs a “manager of managers” structure pursuant to an exemptive order (“Order”) granted to the Adviser and the Trust from the U.S. Securities and Exchange Commission (“SEC”), whereby the Adviser is responsible for selecting sub-advisers (subject to Board and shareholder approval, as applicable); and subject to oversight of the Board for allocating the respective Fund’s assets among such sub-advisers, and overseeing the sub-advisers’ day-to-day management of their respective sleeves of the Funds. The Board reviewed and considered information that included, among other things, the impact of the Covid-19 pandemic on the Adviser’s business; descriptions of the Adviser’s business, personnel, and operations, including the Adviser’s business continuity plan, considerations related to cybersecurity, the experience and responsibilities of the Adviser’s investment professionals, and compensation of investment professionals; the services the Adviser provides to the Funds, including management and oversight of the Funds’ investment strategies and the Adviser’s risk assessment process; the Adviser’s compliance program; and information on the Adviser’s oversight of Sub-Advisers, including monitoring of Sub-Advisers, allocation of Fund assets to Sub-Advisers, and the due diligence process for selection and retaining Sub-Advisers.
With respect to the sub-advisory services provided by each Sub-Adviser, the Board noted the responsibilities that each Sub-Adviser has with respect to the portion of the respective Fund’s assets allocated to the Sub-Adviser by the Adviser (“Sub-Advised Portion”), including, among others, security selection for the Sub-Advised Portion consistent with agreed upon investment guidelines. The information the Board reviewed and considered included, among other things, general information on the ownership structure, history, management, affiliations, financial condition and viability, and insurance coverage of each Sub-Adviser; the impact of the Covid-19 pandemic on each Sub-Adviser’s business; each Sub-Adviser’s professional staff, including the experience and responsibilities of the investment team and potential conflicts of interests; information on how portfolio transactions are effected; each Sub-Adviser’s risk management controls, including how each Sub-Adviser complies with its respective Fund’s investment guidelines; and each Sub-Adviser’s compliance programs. The Board also considered the Adviser’s rationale for recommending the continuation of each Sub-Adviser’s Sub-Advisory Agreement.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the respective Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over the one-year period and since inception ended June 30, 2020. The Board noted that while each Fund incepted on December 29, 2017, each Fund was not invested in accordance with the Fund’s investment strategies until May 16, 2018. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund based on criteria determined by the Adviser, including a Fund’s mandate/strategy and the institutional client base of the Fund (each an Adviser Performance Peer Group). Based on this criteria, Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, provided the Adviser with the relevant data comparing each Fund’s performance to that of its respective Adviser Performance Peer Group. The Board also reviewed and considered the performance returns for each Fund in comparison to a broad-based performance index (each a Performance Index). The Board further reviewed and considered Fund and Sub-Adviser performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year, including at the Meeting. A summary of the Funds’ performance results is below.
PFM Multi-Manager Domestic Equity Fund — The Adviser Performance Peer Group for the Fund was the Lipper Domestic Multi-Cap Core Funds (Institutional Class Shares) and the Performance Index for the Fund was the Russell 3000 Total Return Index. The Board noted that the performance returns (net and gross of fees) for the Fund were above the medians of its Adviser Performance Peer Group. The Board also noted that the performance returns (net of fees) for the Fund were below the returns of its Performance Index for the one-year period and since inception ended June 30, 2020 and the performance return (gross of fees) for the Fund was below the return of its Performance Index since inception ended June 30, 2020, but that the performance return (gross of fees) for the Fund was above the return of its Performance Index for the one-year period ended June 30, 2020. The Board concluded that the Fund’s performance was satisfactory.
PFM Multi-Manager International Equity Fund — The Adviser Performance Peer Group for the Fund was the Lipper International Multi-Cap Core Funds (Institutional Class Shares) and the Performance Index for the Fund was the MSCI All-Country World ex U.S. Index. The Board noted that the performance returns (net and gross of fees) for the Fund
84   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

were above the medians of its Adviser Performance Peer Group. The Board also noted that the performance return (net of fees) for the Fund was below the return of its Performance Index since inception ended June 30, 2020, but that the performance return (net of fees) for the Fund was above the return of its Performance Index for the one-year period ended June 30, 2020. The Board further noted that the performance returns (gross of fees) for the Fund were above the returns of its Performance Index for the one-year period and since inception ended June 30, 2020. The Board concluded that the Fund’s performance was satisfactory.
PFM Multi-Manager Fixed Income Fund — The Adviser Performance Peer Group for the Fund was the Lipper Core Plus Bond Funds (Institutional Class Shares) and the Performance Index for the Fund was the Bloomberg Barclays U.S. Aggregate Total Return Index. The Board noted that the performance returns (net and gross of fees) for the Fund were below the medians of its respective Adviser Performance Peer Group for the one-year period ended June 30, 2020, but above the medians of its Adviser Performance Peer Group since inception ended June 30, 2020. The Board also noted that the performance returns (net of fees) for the Fund were below the returns of its Performance Index for the one-year period and since inception ended June 30, 2020. The Board further noted that the performance return (gross of fees) for the Fund was below the return of its Performance Index for the one-year period ended June 30, 2020, but that the performance return (gross of fees) for the Fund was above the return of its Performance Index since inception ended June 30, 2020. The Board concluded that the Fund’s performance was satisfactory, especially given its short period of operation.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund (Expense Group) selected by Broadridge. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The actual total expense ratio, for comparative consistency, was shown for (i) Class I for the PFM Multi-Manager Domestic Equity Fund and Class I, Class Y, Class Z and Institutional Class for each other Fund in the Fund’s Expense Group; (ii) Class I for the PFM Multi-Manager Fixed-Income Fund and Class I, Class I2 and Institutional Class for each other Fund in the Fund’s Expense Group; and (iii) Class I for the PFM Multi-Manager International Equity Fund and Class I, Class Z and Institutional Class for each other Fund in the Fund’s Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Board received confirmation that the sub-advisory fees are paid by the Adviser to each Sub-Adviser and are not additional fees borne by a respective Fund. The Board also noted that the sub-advisory fees paid by the Adviser to each Sub-Adviser are the product of arms-length negotiations between the Adviser and each Sub-Adviser. In addition, the Board considered the allocation of the investment management fee charged to the respective Fund between the Adviser and each Sub-Adviser in light of the nature, extent and quality of the investment management services provided by the Adviser and each Sub-Adviser.
The Expense Group for the PFM Multi-Manager Domestic Equity Fund included the Fund and sixteen other multi-cap core funds. The Expense Group for the PFM Multi-Manager Fixed-Income Fund included the Fund and fourteen other core plus bond funds. The Expense Group for the PFM Multi-Manager International Equity Fund included the Fund and thirteen other international multi-cap core funds. The Board noted that the Management Rate for each Fund was below the median of its Expense Group. The Board further noted that the actual total expense ratio for each of the PFM Multi-Manager Domestic Equity Fund and the PFM Multi-Manager International Equity Fund was below the median of each Fund’s respective Expense Group, but the total expense ratio for the PFM Multi-Manager Fixed Income Fund was above the median of its Expense Group. The Board concluded that the Management Rate charged to each Fund is reasonable. In doing so, the Board noted that each Sub-Adviser was paid by the Adviser out of the management fee the Adviser received from the Fund.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   85

Profitability and Fall-Out Benefits
The Board reviewed and considered information regarding the profits realized by the Adviser and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Adviser that addresses the profitability of the Adviser and its affiliates in providing investment management and other services to each Fund during the 12-month period ended June 30, 2020.
The Board noted management’s report on the methodologies and estimates used in calculating Fund profitability, including a description of the methodology used to allocate certain expenses. The Board further noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Adviser and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability. The Board also noted management’s expenditures in implementing systems and meeting additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements. In addition, the Board noted that, while the costs attributed to the Adviser and its affiliates to service the Funds exceeded the net revenues earned by the Adviser after factoring in fee waivers and expense reimbursements, management remains committed to growing its mutual fund business and continues to invest in personnel and technology to support and enhance the business and, in particular, the service to the Trust.
The Board also considered the extent to which the Adviser, each Sub-Adviser, and their affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by Fund growth, as well as increased leverage with service providers and counterparties. The Board noted the relationship with sponsors of  “wrap fee” programs and investment advisory programs for which the Funds are an investment option.
Based upon its consideration of all these factors, the Board concluded that the assets of the Funds will need to grow before the Adviser achieves positive profit margins from its management of the Funds. The Board did not consider profitability with respect to each Sub-Adviser, as the sub-advisory fees paid to each Sub-Adviser had been negotiated by the Adviser on an arm’s-length basis.
Economies of Scale
The Board reviewed and considered the extent to which the Adviser and each Sub-Adviser may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board noted that each Fund began to invest in accordance with its investment strategies on May 16, 2018 and that, as of June 30, 2020 each Fund’s net assets were less than $800 million. The Board recognized that there would not likely be any economies of scale until each Fund’s assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Agreement for an additional one-year period.
86   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Information About Fund Expenses (unaudited)

As a shareholder of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge its shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. When invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.
The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of  $1,000 invested at April 1, 2020, the beginning of the period, and held through September 30, 2020. This example illustrates the Funds’ expenses in two ways:
Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.
Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Funds’ ongoing expenses (but not transaction costs) with those of other mutual funds using the Funds’ actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Annualized Expense Ratio Based on the Period	Expenses Paid per $1,000 During the Period(1),(2) 4/1/20 to 9/30/20
PFM Multi-Manager Domestic Equity Fund
Actual	$1,000.00	$1,306.50	0.40%	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	0.40%	$2.02
PFM Multi-Manager International Equity Fund
Actual	$1,000.00	$1,271.30	0.83%	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	0.83%	$4.19
PFM Multi-Manager Fixed-Income Fund
Actual	$1,000.00	$1074.80	0.56%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1022.20	0.56%	$2.83

(1)
Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period).

(2)
Reflects expenses after fee waivers and expense reimbursements.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge its shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.
PFM Multi-Manager Series Trust Annual Report | September 30, 2020   87

Trustee and Officer Information (unaudited)

The Trust’s Board has overall responsibility for overseeing the Funds’ management and operations. The Board governs the Funds and is responsible for protecting the interests of shareholders. The Chair of the Board is not considered an “interested person” of the Trust (an “Independent Trustee”), as that term is defined in the 1940 Act. The Trustees are experienced individuals who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, oversee management of the risks associated with such activities and contractual arrangements, and review the Funds’ performance.
Any vacancy on the Board may be filled by the remaining Trustees of the Board, except to the extent the 1940 Act requires the election of Trustees by the shareholders. There are four Trustees on the Board, a majority of whom are Independent Trustees. To the extent permitted by the 1940 Act and other applicable law, the Board may delegate any of its rights, powers and authority to any person, including without limitation, the officers of the Funds, the Investment Adviser or any committee of the Board. Trustees will not contribute to the capital of the Fund in their capacity as Trustees, but may purchase shares, subject to the eligibility requirements described in the Prospectus.
The Board appoints officers who are responsible for the Trust’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board. The following table provides information with respect to each Trustee, including the Independent Trustees.
The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, by visiting the Trust’s website at www.pfm.com/multiassetfunds or upon request by calling 1-833-PFM-MMST (1-833-736-6678).
Name, Address, and Year of Birth	Position(s) held with Trust	Term of Office*and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Bruce Aronow 213 Market Street Harrisburg, PA 17101 Year of birth: 1965	Trustee and Chair of the Board and Chair of the Audit Committee	Since November 2017	Chief Executive Officer, eLocalUSA LLC (advertising) (2008 – Present)	3	Trustee, Copeland Trust (2010 – Present).
Robert Bernstein 213 Market Street Harrisburg, PA 17101 Year of birth: 1954	Trustee	Since November 2017	Co-Founder, Director Emeritus, Envestnet Retirement Solutions (financial technology) (2009 – Present); Managing Member, PRISM Global Advisors, LLC (personal family office and financial advisory firm) (2003-Present)	3	Board Member, Fay Financial, Inc. (mortgage servicer) (2012 – Present); Board Chairman and Treasurer, Guitars Over Guns Organization (nonprofit).
Carmen A. Heredia-Lopez 213 Market Street Harrisburg, PA 17101 Year of birth: 1970	Trustee and Chair of the Nominating and Governance Committee	Since November 2017	Chief Investment Officer of Illinois Student Assistance Commission (2018 – Present); Director of Foundation Investments, W.K. Kellogg Foundation (private foundation) (2014 – 2017)	3	Trustee, Catholic United Investment Trust (2015 – Present); and Director, Prospanica (2013 – 2019).
Interested Trustee
John Spagnola1 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1957	Trustee	Since November 2017	Managing Director, PFM Asset Management LLC (2002 – Present)	3	Board Member, St. Rose of Lima Elementary School (2009 – Present); Director, Magee Rehabilitation Hospital (2008 – Present); and Board Member, Greater Philadelphia Chamber of Commerce Advisory Board (2004 – Present).
88   PFM Multi-Manager Series Trust Annual Report | September 30, 2020

Trustee and Officer Information (unaudited)

*
Each Trustee shall hold office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or, if sooner than any of such events, until the next meeting of Shareholders called for the purpose of electing Trustees or consent of Shareholders in lieu thereof for the election of Trustees, and until the election and qualification of his or her successor.

(1)
Mr. Spagnola is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because Mr. Spagnola is a managing director of PFM Asset Management LLC, the Investment Adviser.

The following lists the principal officers of the Trust, as well as their mailing addresses and year of birth, positions with the Trust and length of time served, and present and principal occupations:
Name, Address, and Year of Birth	Position(s) held with Trust	Term of Office* and Length of Time Served	Principal Occupation During Past Five Years
John Spagnola PFM Asset Management LLC 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1957	President and Chief Executive Officer	Since November 2017	Managing Director, PFM Asset Management LLC (2002 – present); Board member, Greater Philadelphia Chamber of Commerce (2004 to present); Board of Directors, Magee Rehabilitation Hospital (2008 to present); Advisory Board, St. Rose of Lima Parish (2008 to present).
Valentine James Link, Jr. PFM Asset Management LLC 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1962	Vice President	Since May 2019	Managing Director, PFM Asset Management LLC (2006 – present).
Daniel Hess PFM Asset Management LLC 213 Market Street, Harrisburg, PA, 17101-2141 Year of birth: 1974	Treasurer	Since January 2019	Managing Director, PFM Asset Management LLC (2001 – present).
Marc Ammaturo PFM Asset Management LLC 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1973	Assistant Treasurer and Secretary	Assistant Treasurer since March 2019; Secretary since November 2019	Managing Director, PFM Asset Management LLC (2005 – present).
Leo Karwejna PFM Asset Management LLC 213 Market Street, Harrisburg, PA 17101-2141 Year of birth: 1976	Chief Compliance Officer	Since November 2017	Managing Director, PFM Asset Management LLC (2011 – present).
Maria De Ornelas State Street Bank & Trust Company One Lincoln Street, 8th Floor Boston, MA 02111 Year of birth: 1984	Assistant Secretary	Since May 2019	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2015 – present).

*
The officers of the Trust each serve at the pleasure of the Board.

PFM Multi-Manager Series Trust Annual Report | September 30, 2020   89

Investment Adviser
PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101
Distributor
PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101
Administrator, Custodian & Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, Pennsylvania 19103
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
PFM Multi-Manager Series Trust
213 Market Street
Harrisburg, Pennsylvania 17101
1.833.736.6678

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, PFM Multi-Manager Series Trust (the “Registrant”), has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the Code of Ethics description in paragraph (b) of Item 2 of Form N-CSR.

(d)	The Registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item’s instructions.

(e)	Not applicable.

(f)	The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant (the “Board”) has determined that the Registrant has three “audit committee financial experts,” as that term is defined under Item 3(b) and 3(c) of Form N-CSR, serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Bruce Aronow, Robert Bernstein and Carmen Heredia-Lopez, who are “independent” trustees of the Registrant, as that term is defined under Item 3(a)(2) of Form N-CSR. The designation of Messrs. Aronow and Bernstein and Ms. Heredia-Lopez as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by Ernst & Young LLP (“EY”), the Registrant’s principal accountant, for the audit of the Registrant's annual financial statements or services that are normally provided by EY in connection with the Registrant’s statutory and regulatory filings or engagements were $188,850 for the fiscal year ended September 30, 2020 and $178,500 for the fiscal year ended September 30, 2019.

Audit-Related Fees

(b)	The aggregate fees billed for each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $31,300 for the fiscal year ended September 30, 2020 and $38,250 for the fiscal year ended September 30, 2019.

Tax Fees

(c)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by EY to the Registrant for tax compliance, tax advice, tax planning and tax return preparation were $86,880 for the fiscal year ended September 30, 2020 and $51,350 for the for the fiscal year ended September 30, 2019.

All Other Fees

(d)	The aggregate fees billed for each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2020 and $0 for the fiscal year ended September 30, 2019.

(e)(1)	The Registrant’s audit committee has adopted Pre-Approval Policies and Procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including non-audit services provided to the Registrant’s investment adviser(s) and to any affiliate of the investment adviser(s) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	The Registrant’s Audit committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years were $118,180 for the fiscal year ended September 30, 2020 and $89,600 for the fiscal year ended September 30, 2019.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2, is attached hereto.

(a)(2)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PFM Multi-Manager Series Trust

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	December 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	December 4, 2020

By:	/s/ Daniel Hess
Daniel Hess
Treasurer (Principal Financial Officer)

Date:	December 4, 2020